Securities Act Registration No.    333-142504
                                    Investment Act Registration No.    811-05192


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

                        Pre-Effective Amendment No. ____                [ ]

                         Post-Effective Amendment No. 2                 [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 151                      [X]

                                AMERITAS VARIABLE
                              SEPARATE ACCOUNT VA-2
                                   Registrant

                          AMERITAS LIFE INSURANCE CORP.
                                    Depositor
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 ROBERT G. LANGE
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

Title of Securities Being Registered: Securities of Unit Investment Trust

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

     It is proposed that this filing will become effective:

          [ ]  immediately upon filing pursuant to paragraph b of Rule 485
          [X]  on September 1, 2009 pursuant to paragraph b of Rule 485
          [ ]  60 days after filing pursuant to paragraph a of Rule 485
          [ ]  on   pursuant to paragraph a of Rule 485

          If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Overture Accent!(R) Flexible Premium Deferred Variable Annuity Policy

--------------------------------------------------------------------------------
PROSPECTUS: September 1, 2009
                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
OVERTURE ACCENT! (R)

Flexible Premium
Deferred Variable Annuity Policy         Ameritas Variable Separate Account VA-2
--------------------------------------------------------------------------------

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios*:

------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Series I                  DWS VS II Class A                          SUMMIT **
    Dynamics                           Dreman Small Mid Cap Value VIP            EAFE International Index - Class I
    Global Real Estate                 Global Thematic VIP                       Inflation Protected Plus
    International Growth           FIDELITY (R)                                  Lifestyle ETF Aggressive
ALGER AMERICAN Class O                 Asset Manager SM - Service Class          Lifestyle ETF Conservative
    Balanced                           Asset Manager: Growth (R) -               Lifestyle ETF Target
AMERICAN CENTURY VP Class I            Service Class                             Nasdaq-100 Index
    Income & Growth                    Contrafund (R) - Service Class            Natural Resources
    Mid Cap Value                      Equity-Income - Service Class             Russell 2000 Small Cap Index - Class I
CALVERT VARIABLE SERIES **             Growth - Service Class                    S&P 500 Index
    Ameritas Core Strategies           High Income - Service Class               S&P MidCap 400 Index - Class I
    Ameritas MidCap Growth             Investment Grade Bond - Initial Class     Zenith
    Ameritas MidCap Value              Mid Cap - Service Class                T. ROWE PRICE
    Ameritas Money Market              Overseas - Service Class                  Blue Chip Growth-II
    Ameritas Small Capitalization  MFS(R) VIT Initial Class                   THIRD AVENUE
    Ameritas Small Company Equity      New Discovery                             Value
    Income                             Research International                 UIF Class I
    Social Balanced                    Strategic Income                          Emerging Markets Equity
    Social Equity                      Total Return                              Global Value Equity
    Social International Equity        Utilities                                 International Magnum
DREYFUS Service Shares             NEUBERGER BERMAN AMT Class I                  U.S. Real Estate
    MidCap Stock                       Regency
                                   PIMCO VIT Administrative Class
                                       Total Return
------------------------------------------------------------------------------------------------------------------------------
* Short cites are used in this list. "Investment Options" uses complete Fund and Portfolio names.
** Affiliates. See note in "Investment Options" section.

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     A Statement of Additional Information ("SAI") dated September 1, 2009 and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy of the Ameritas Variable Separate Account VA-2 SAI, access it on the SEC's website (www.sec.gov, select "Search for Company Filings" then type file number "333-142504"), or write or call us. The Table of Contents for the SAI is on the last page of this prospectus.

     Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

   The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

            NOT FDIC INSURED |X| MAY LOSE VALUE |X| NO BANK GUARANTEE

              Ameritas Life Insurance Corp. (we, us, our, Ameritas)
    Service Center, P.O. Box 82550, Lincoln, Nebraska 68501. 1-800-745-1112.
                                www.ameritas.com

TABLE OF CONTENTS                                       Begin on Page
--------------------------------------------------------------------------------
     DEFINED TERMS.....................................................3
     POLICY OVERVIEW...................................................4
        Policy Operation and Features
         Tax-Qualified Plans
     CHARGES...........................................................5
         Base Policy Charges
         Portfolio Company Operating Expenses
         Examples of Expenses
     FINANCIAL INFORMATION.............................................9
     CHARGES EXPLAINED.................................................9
         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Fees
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
         Waiver of Certain Charges
     INVESTMENT OPTIONS................................................11
         Separate Account Variable Investment Options
         Fixed Account Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs:
           Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep
         Model Asset Allocation Program
     IMPORTANT POLICY PROVISIONS.......................................18
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     POLICY DISTRIBUTIONS..............................................22
         Withdrawals
         Death Benefits
         Annuity Income Benefits
     FEDERAL INCOME TAX MATTERS........................................28
     MISCELLANEOUS.....................................................30
         About Our Company
         Distribution of the Policies
         Voting Rights
         Legal Proceedings

     APPENDIX A:  Accumulation Unit Values.............................A:1
     APPENDIX B: Tax-Qualified Plan Disclosures........................B:1
     IMSA........................................................Last Page
     Thank You.  If You Have Questions,
     Statement of Additional Information Table of Contents

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                         Ameritas Life Insurance Corp.,
                                 Service Center
                                 P.O. Box 82550
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-745-1112
                              Fax: 1-402-467-7335
                        Interfund Transfer Request Fax:
                                 1-402-467-7923
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

OVERTURE ACCENT!                     - 2 -

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account.

Accumulation Value on a given (valuation) date is equal to:
        1.  the value of the Fixed Account; plus
        2.  the total of the values in each Subaccount; plus
        3. any net premium received on that valuation date that is not yet allocated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. You may change this date, as described in this prospectus.

Beneficiary(ies)
     Owner's Beneficiary(ies) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date. If none is named, those benefits are paid to the Owner's estate.
     Annuitant's Beneficiary(ies) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.
     If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Accumulation Value minus the annual Policy fee and any withdrawal charge.

Owner, you, your is you - the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of the Policy described in this prospectus.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas - Ameritas Life Insurance Corp.

Written Notice or Request - Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

--------------------------------------------------------------------------------

   This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

OVERTURE ACCENT!                     - 3 -

POLICY OVERVIEW
--------------------------------------------------------------------------------
     The following is intended as a summary. Please read each section of this prospectus for additional detail.

     Prior to May 1, 2007, the Policies described in this prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, and the Separate Account (formerly named Ameritas Variable Life Insurance Company Separate Account VA-2) was transferred from AVLIC to Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which services and maintains those Policies in accordance with their terms. (For more information about the merger, see "About Our Company" in this prospectus.)

     Overture Accent! is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

     The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

     Accumulation Phase. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

     Annuity Income Phase. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income phase, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

     POLICY OPERATION AND FEATURES
Premiums.
o    Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through electronic funds transfer.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o Withdrawal charges may apply to withdrawals under the base Policy in excess of the "free" withdrawal limits. After a premium is made, withdrawal charges apply for 9 years.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Annuitant unless the guaranteed minimum death benefit is payable.

     TAX-QUALIFIED PLANS

     The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

OVERTURE ACCENT!                     - 4 -

CHARGES
--------------------------------------------------------------------------------
Some charges are rounded. Charges shown are maximums, and may be less in certain states.

     BASE POLICY CHARGES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

     The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

                                                                                        Guaranteed       Current
                                                                                          Maximum          Fee
                                                                                            Fee
----------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
-------------------------------------- ---------------------------------------------- ---------------- ---------------
WITHDRAWAL CHARGE
(as a % of each premium withdrawn)             Years since receipt of premium
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------
                                        1    2     3    4    5     6    7     8    9    10+
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------
   9-Year Withdrawal Charge             8%    8%   8%   7%    7%   6%    5%   4%   2%    0%    -              -
---------------------------------- -------------------------------------------------- ---------------- ---------------
TRANSFER FEE (per transfer)        >>  first 15 transfers per year                         NONE             NONE
                                   >>  over 15 transfers in one Policy Year, we may         $10             $10
                                       charge ...
------------------------------------------------------------------------------------- --------------------------------
STATE PREMIUM TAXES (rates vary by state) (1)                                                   0% to 3.5%
----------------------------------------------------------------------------------------------------------------------

(1) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future. See the CHARGES EXPLAINED section.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                        Guaranteed       Current
                                                                                          Maximum          Fee
                                                                                            Fee
----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE                                                                           $40             $18
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (deducted daily from assets allocated to the Separate Account to equal the annual % shown )
------------------------------------------------------------------------------------- ---------------- ---------------

MORTALITY & EXPENSE RISK CHARGE                                                            0.80%           0.80%

ADMINISTRATIVE EXPENSE FEE                                                                 0.15%           0.15%
------------------------------------------------------------------------------------- ---------------- ---------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                     0.95%           0.95%
----------------------------------------------------------------------------------------------------------------------

     PORTFOLIO COMPANY OPERATING EXPENSES

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies as of December 31, 2008 that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for that portfolio company.

--------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
                                                                                   Minimum              Maximum
--------------------------------------------------------------------------- -------------------- --------------------
Expenses that are deducted from portfolio company assests, including
management fees, distribution and/or service (12b-1) fees, and other                0.37%                5.78%
expenses
--------------------------------------------------------------------------- -------------------- --------------------

OVERTURE ACCENT!                     - 5 -

OVERTURE ACCENT!                     - 6 -

OVERTURE ACCENT!                     - 7 -

     Some Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

     Some portfolios invest in other investment companies (the "acquired portfolios"), and some portfolios have dividend expenses of 0.05 percent or more on short sales. In each respective instance, portfolio shareholders indirectly bear these fees and expenses.


OVERTURE ACCENT!                     - 8 -

     EXAMPLES OF EXPENSES

     The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

     The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000.

---------------------------------------------------------------------------------------------------------------------------
                              Surrender Policy at the end     Annuitize Policy at the end     Policy is neither surrendered
                                of the time period. ($)         of the time period. ($)           nor annuitized. ($)
---------------------------- ------------------------------- ------------------------------- ------------------------------
EXAMPLE                      1 Yr    3 Yr    5 Yr    10 Yr   1 Yr    3 Yr    5 Yr    10 Yr   1 Yr  3 Yr    5 Yr    10 Yr
---------------------------------------------------------------------------------------------------------------------------
    Maximum Policy           $1,506  $2,875  $4,089  $6,447  $1,506  $2,075  $3,389  $6,447  $706  $2,075  $3,389  $6,447
     Expenses (1)
---------------------------------------------------------------------------------------------------------------------------
    Minimum Policy           $952    $1,271  $1,510  $1,757  $952    $471    $810    $1,757  $152  $471    $810    $1,757
     Expenses (2)
---------------------------------------------------------------------------------------------------------------------------
(1) Maximum Policy Expenses. This example assumes maximum charges of 0.95% for Separate Account annual expenses, a $40
Policy fee, plus the maximum fees and expenses of any of the portfolio companies (5.78%).

(2) Minimum Policy Expenses. This example assumes current charges of 0.95% for Separate Account annual expenses, an $18
Policy fee, plus the minimum fees and expenses of any of the portfolio companies (0.37%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

o    Accumulation Unit Values

     We provide Accumulation Unit value history for each of the Separate Account variable investment options in APPENDIX A.

o    Financial Statements

     Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED
--------------------------------------------------------------------------------
     The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

     WITHDRAWAL CHARGE

     We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal that exceeds the "free" withdrawal amount or does not qualify for a critical needs waiver of the withdrawal charge, and also from any Policy value paid out due to the Owner's death while withdrawal charges apply. (The "free" withdrawal feature and amount and critical needs waiver of withdrawal charges are described in this prospectus' POLICY DISTRIBUTIONS section.) A withdrawal charge will not be deducted on the date annuity income payments begin from amounts applied to provide annuity payments. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

     The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. Policy value is withdrawn by considering earnings to be withdrawn before any premium is withdrawn; this means that there may be

OVERTURE ACCENT!                     - 9 -
no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. When premium is withdrawn, the oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis).

     MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to an annual rate of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

     ADMINISTRATIVE FEES

     Administrative fees help us cover our cost to administer your Policy.

     Administrative Expense Fee
     This fee is equal to an annual rate of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

     Annual Policy Fee
     We reserve the right to charge an annual Policy fee.

     Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. The Policy Fee may be subject to maximum limits in certain states.

     TRANSFER FEE

     The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

     TAX CHARGES

     Some states and municipalities levy a tax on annuities, ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Depending upon when any tax is paid by us in the state governing your Policy, we deduct a charge for the tax either (a) from premiums as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying Policy proceeds to an annuity income payout option.

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

OVERTURE ACCENT!                     - 10 -

     FEES CHARGED BY THE PORTFOLIOS

     Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

-------------------------
WAIVER OF CERTAIN CHARGES

     When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy.

     Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up [arrow symbol pointing up] or down [arrow symbol pointing down] based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or

OVERTURE ACCENT!                     - 11 -
policies of the Separate Account or Ameritas. Ameritas Variable Life Insurance Company ("AVLIC"), which was then a wholly owned direct subsidiary of Ameritas, established the Separate Account under Nebraska law on May 28, 1987. On May 1, 2007, AVLIC merged with and into Ameritas, so that Ameritas is now the insurer of the former AVLIC Policies and the depositor of the Separate Account. (See "About Our Company" in this prospectus for further information.) Under Nebraska law, Ameritas owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

     You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

     Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany or precede this prospectus.

     The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies, other individual variable annuities, and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

--------------------------------------------------------------------------------------------------------------------
                          FUND NAME                                            INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund, Series I -                                 Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund, Series I -                       High total return through growth of capital and
                                                                   current income.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -                     Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional
   (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management
   Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco
   Australia Limited
--------------------------------------------------------------------------------------------------------------------
                   The Alger American Fund                                 Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio, Class O                         Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                         American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I                  Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                    Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                          Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment          Long-term capital appreciation; current income is
Management, Inc.                                                   secondary.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth Portfolio - Fred Alger Management, Inc.     Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value Portfolio - RiverSource Investments, LLC     Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Ameritas Money Market Portfolio - No subadviser                    Money market:  current income.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset              Long-term capital appreciation.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity Portfolio - No subadviser            Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Income Portfolio - No subadviser                                   Long-term income.
--------------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio - Equity Portion: New Amsterdam          Income and capital growth.
Partners LLC ; Fixed Income Portion: No subadviser
--------------------------------------------------------------------------------------------------------------------
Social Equity Portfolio - Atlanta Capital Management               Capital growth.
Company, LLC
--------------------------------------------------------------------------------------------------------------------
Social International Equity Portfolio - Acadian Asset              Total return.
Management. LLC
--------------------------------------------------------------------------------------------------------------------

OVERTURE ACCENT!                     - 12 -

--------------------------------------------------------------------------------------------------------------------
                          FUND NAME                                            INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                Dreyfus Investment Portfolios                                The Dreyfus Corporation
--------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio, Service Shares                     Index:  S&P** MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                            Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A              Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                         Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
            Fidelity(R) Variable Insurance Products                       Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset ManagerSM Portfolio, Service Class -         Total return.
(1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Service        Total return.
Class - (1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class -           Long-term growth.
(1,2,3)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class -           Index:  S&P 500** Index.
(1,2,3)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Service Class - (1,2,3)          Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class - (1,2)       Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class     Bond.
- (1,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class - (1,2,3)         Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Service Class - (1,2,3)        Long-term growth.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3)
   Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------
       MFS(R) Variable Insurance TrustSM                               Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series, Initial Class                     Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class            Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Strategic Income Series, Initial Class                  Total return with emphasis on high income.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                      Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                         Total return.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                        Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I                    Capital growth.
--------------------------------------------------------------------------------------------------------------------
               PIMCO Variable Insurance Trust                          Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                 Total return.
--------------------------------------------------------------------------------------------------------------------
                 Summit Mutual Funds, Inc.*                             Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio, Class I - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio - Summit                 Current income.
Investment Partners, Inc. ("Summit")
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio -        Capital growth; investment income is secondary.
Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio        Capital growth; investment income is secondary.
- Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio -            Capital growth; investment income is secondary.
Summit
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio - Summit                         Index:  NASDAQ-100 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio - Summit                        Capital growth.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio, Class I - Summit    Index:  Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P 500** Index Portfolio - Summit                          Index:  S&P 500** Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P** MidCap 400 Index Portfolio, Class I - Summit          Index:  S&P** MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio - No subadviser                            Long-term capital appreciation; current income is
                                                                   secondary.
--------------------------------------------------------------------------------------------------------------------
              T. Rowe Price Equity Series, Inc.                            T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                        Long-term capital growth and income.
--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                            Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                       Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
           The Universal Institutional Funds, Inc.              Morgan Stanley Investment Management Inc., which
                                                                           does business as Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I                     Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF Global Value Equity Portfolio, Class I                         Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I                        Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                            Above average current income and long-term capital
                                                                   appreciation.
--------------------------------------------------------------------------------------------------------------------
* These funds and their investment adviser are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds.
** "Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)," "Standard & Poor's 500," and "500" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.


OVERTURE ACCENT!                     - 13 -

o    Adding, Deleting, or Substituting Variable Investment Options

     We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

     Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

     We will notify you of any changes to the variable investment options.

     FIXED ACCOUNT OPTION

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

     There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

     TRANSFERS
     The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. In addition to the right of the portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

     Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

     Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

     Transfer Rules:
     o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
     o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing.

OVERTURE ACCENT!                     - 14 -

          Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
     o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
     o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
     o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
          -    may be made only once each Policy Year;
          -    may be delayed up to six months;
          -    is limited during any Policy Year to the greater of:
          - 25% of the Fixed account value on the date of the initial transfer during that year;
          - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
          -    $1,000.
     o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
     o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
     o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

     THIRD-PARTY SERVICES

     Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

     DISRUPTIVE TRADING PROCEDURES

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy

     The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

     Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

OVERTURE ACCENT!                     - 15 -

     We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

     There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

     Excessive Transfers
     We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
     o    the total dollar amount being transferred;
     o    the number of transfers you make over a period of time;
     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
     o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
     o the investment objectives and/or size of the Subaccount underlying portfolio.

     Third Party Traders
     We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
     o reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

     We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

     SYSTEMATIC TRANSFER PROGRAMS

     We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o    Dollar Cost Averaging
     The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

     Dollar Cost Averaging Program Rules:
     o    There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
     o    Automatic transfers can only occur monthly.
     o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging

OVERTURE ACCENT!                     - 16 -
          program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy month anniversary following the date the Policy's "right to examine" period ends.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o    Portfolio Rebalancing
     The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

     Portfolio Rebalancing Program Rules:
     o    There is no additional charge for the Portfolio Rebalancing program.
     o    The Fixed Account is excluded from this program.
     o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
     o    You may have rebalancing occur quarterly, semi-annually or annually.

o    Earnings Sweep
     The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

     Earnings Sweep Program Rules:
     o    There is no additional charge for the Earnings Sweep program.
     o    The Fixed Account is included in this program.
     o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
     o    You may have your earnings sweep quarterly, semi-annually or annually.

     MODEL ASSET ALLOCATION PROGRAM

     We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

     To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

     To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.

OVERTURE ACCENT!                     - 17 -

          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o If participation in the asset allocation program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the adviser's most current allocation recommendations. Any additional premiums received will be returned.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may also receive revenue sharing from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

     There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

  IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------

     The OVERTURE ACCENT! Policy is a flexible premium deferred variable annuity Policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. The key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

OVERTURE ACCENT!                     - 18 -

     POLICY APPLICATION AND ISSUANCE

     Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

     If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

     The Policy Date is the date two days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

     You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

o    Premium Requirements
     Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant may not exceed $1 million without our consent.

     Initial Premium
     ---------------
     o    The only premium required. All others are optional.
     o Must be at least $25,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

     Additional Premiums
     -------------------
     o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
     o    Will not be accepted, without our approval, on or after the later of
          (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

o    Allocating Your Premiums
     You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

     o    Allocations must be in whole percentages, and total 100%.
     o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
     o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

OVERTURE ACCENT!                     - 19 -

     "Right to Examine" Period Allocations
     -------------------------------------
     Return of Value States. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

     Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period, we will hold the portion of your initial premium allocated to the Separate Account in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

     YOUR POLICY VALUE

     On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o    Separate Account Value
     Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b)  the daily administrative expense fee; minus
     (c) the daily mortality and expense risk charge; and this result divided by
     (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

     When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

     An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

o    Fixed Account Value
     The Policy value of the Fixed Account on any Business Day equals:
     (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
     (b) any net premiums credited since the end of the previous Policy month; plus
     (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
     (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
     (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
     (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
     (g)  interest credited on the Fixed Account balance.

OVERTURE ACCENT!                     - 20 -

     TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

     DELAY OF PAYMENTS

     We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance department of the State where the Policy is delivered.

     BENEFICIARY

     You may change Policy beneficiary(ies) (Owner's Beneficiary and Annuitant's Beneficiary) by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

     If the Owner's Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If there is no named Owner's Beneficiary or Annuitant's Beneficiary, or either dies before you, then you or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles.

     The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. (If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.)

OVERTURE ACCENT!                     - 21 -

     MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

     POLICY CHANGES

     Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

     POLICY TERMINATION

     We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: Withdrawals section for more information.

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

     WITHDRAWALS

Withdrawals may be subject to:
     -    Income Tax
     -    Penalty Tax
     -    Withdrawal Charge
Even so called "free" withdrawals may be subject to the tax charges.

     You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for "free" partial withdrawals, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

     Earnings are deemed to be withdrawn before any premium. This means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to the current market value of (i) earnings and (ii) premiums received at least 10 years prior to the withdrawal (the withdrawal charge period is 9 years) and not considered having been previously withdrawn. There also may be no withdrawal charge if the amount withdrawn is less than the "free" withdrawal amount permitted under the Policy or is withdrawn pursuant to a critical needs waiver of withdrawal charges. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

OVERTURE ACCENT!                     - 22 -

     Withdrawal Rules
     o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
     o    Minimum withdrawal is $250.
     o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
     o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
     o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
     o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

     Ameritas and the Separate Account will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o    Systematic Withdrawal Plan
     The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

o    "Free" Withdrawal Feature
     Each Policy Year, you may withdraw up to the greater of Policy earnings or 10% of your Policy value without deduction of a withdrawal charge. The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

o    Critical Needs Waiver of Withdrawal Charges
     Under a no-cost Policy Rider issued with the Policy, where available, withdrawal charges that would otherwise apply are waived on any withdrawal made while the Annuitant experiences a critical need and meets the following requirements:
     o The Annuitant must have been age 65 or younger when the Policy and this Rider were issued;
     o This Rider must have been in force for 1 year before a critical need waiver may be claimed on a withdrawal;
     o Policy value must exceed $5,000 before a withdrawal can be made under this Rider;
     o No additional premium is allowed to be applied to the Policy during the waiver period; and
     o    The Annuitant qualifies under one of the following critical needs:

OVERTURE ACCENT!                     - 23 -

     Terminal Illness. A terminal illness is a non-correctable medical condition resulting from sickness or injury that, with a reasonable degree of medical certainty, will result in the Annuitant's death within 12 months or less from the date of written confirmation of such illness from a duly licensed physician (unrelated to you or the Annuitant). We reserve the right to have the Annuitant diagnosed with such illness examined by a licensed physician of our choice and at our expense.

     Nursing Home Confinement. Confinement, upon the recommendation of a licensed physician (unrelated to you or the Annuitant), for 90 or more consecutive days to a qualified medical care facility as defined in the Rider. Proof of continued confinement may be required for the waiver to remain in effect. The waiver may continue for up to 90 days after release from confinement.

     DEATH BENEFITS

An Annuitant's death benefit is payable upon:
     -    Your Policy being in force;
     -    Receipt of Due Proof of Death of the Annuitant's death;
     -    Election of an annuity income option; and
     - Proof that the Annuitant died before any annuity payments begin. "DUE PROOF OF DEATH" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

o    Annuitant's Death Benefit

     We will pay the Annuitant's death benefit after we receive Due Proof of Death of the last Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary.

     We will deduct any applicable premium tax not previously deducted from the death benefit payable.

     Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds when we receive satisfactory proof of death and instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

     In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

o    Standard Annuitant's Death Benefit
     Upon the Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:
     - your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
     -    the sum of net premiums, less partial withdrawals.

     If you, a joint Owner, or the Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

OVERTURE ACCENT!                     - 24 -

  o  Guaranteed Minimum Death Benefit
     The Guaranteed Minimum Death Benefit ("GMDB") provides for payment of the GMDB amount instead of the death benefit (if the GMDB is greater than the death benefit). The GMDB is available if the Annuitant is age 0 to 70 on the date the Policy is issued. There is no additional charge for this feature and it may not be available in all states. The GMDB amount will depend on the Annuitant's issue age and when we receive satisfactory proof of the Annuitant's death. During the first seven Policy Years and after the Policy Anniversary nearest the Annuitant's 85th birthday, the GMDB amount is zero, and the death benefit payable is the greater of the Accumulation Value or total premiums paid less partial withdrawals. If there are joint Annuitants, references to Annuitant should be interpreted to be last surviving Annuitant.

     If satisfactory proof of the Annuitant's death is received on or after the 7th Policy Anniversary and before the Policy Anniversary nearest the Annuitant's 75th birthday, the GMDB amount is:

     (a)  the greater of (i) and (ii), where:
          (i) is the Accumulation Value as of the most recent 7-year Policy Anniversary; and
          (ii) is the GMDB immediately preceding the most recent 7-year Policy Anniversary;
     (b)  plus any premiums paid since the most recent 7-year Policy
          Anniversary;
     (c) minus any partial withdrawals, including withdrawal charges, since the most recent 7-year Policy Anniversary;
     (d) minus an adjustment for each partial withdrawal made since the most recent 7-year Policy Anniversary.

     If satisfactory proof of the Annuitant's death is received on or after the Policy Anniversary nearest the Annuitant's 75th birthday and before the Policy Anniversary nearest the Annuitant's 85th birthday, item (a) above is replaced with the following:

     (a)  the greater of (i) and (ii), where:
          (i) is the Accumulation Value as of the most recent 7-year Policy Anniversary on or prior to the Policy Anniversary nearest the Annuitant's 75th birthday; and
          (ii) is the GMDB immediately preceding the most recent 7-year Policy Anniversary on or prior to the Policy Anniversary nearest the Annuitant's 75th birthday;
Items (b), (c), and (d) are the same as above.

     For Annuitants issue age 68 to 70, the Accumulation Value as of the 7th Policy Anniversary will be used in calculating the GMDB prior to the Policy Anniversary nearest the Annuitant's 85th birthday. For Annuitants issue age 69 and 70, "75th birthday" is replaced by "76th birthday" and "77th birthday," respectively.

Guaranteed Minimum Death Benefit (GMDB) Example:

Assume the following items:
        (a)     Issue Age 30
        (b)     Initial Premium $25,000
        (c)     Accumulation Value as of the 7th Policy Anniversary is $40,000
        (d)     Additional premium of $5,000 received in the 9th Policy Year
        (e)     Gross partial withdrawal of $3,000 during the 12th Policy Year
        (f) Accumulation Value prior partial withdrawal during 12th Policy Year is $32,000
        (g)     Accumulation Value as of the 14th Policy Anniversary is $28,000
        (h)     Accumulation Value as of the 15th Policy Anniversary is $30,000

From this information, the following is determined:
   (a)  GMDB as of the 7th Policy Anniversary is $40,000
   (b)  GMDB after the additional premium payment in the 9th Policy Year is
        $45,000
   (c) Net Adjustment (ADJ) of the partial withdrawal in the 12th Policy Year is calculated using the following formula: ADJ = (G-AV) x PW
                                                          -----------
                                                               AV
        where:
              G  = the GMDB under this rider before the partial withdrawal is made, provided that it is greater than AV
              AV = the Accumulation Value before the partial withdrawal is made PW = the amount of the partial withdrawal, including any withdrawal charges
                   Therefore, the ADJ for this example is calculated as follows:
                      ($45,000 - $32,000) x $3,000 = $1,218.75
                      ----------------------------
                                $32,000
   (d)  GMDB as of the 14th policy anniversary is calculated as:
        $40,000* + $5,000 - $3,000 - $1,218.75 = $40,781.25
   (e)  GMDB as of the 15th Policy Anniversary is $40,781.25

     This benefit is subject to the claims paying ability of Ameritas.

* The Accumulation Value as of the 7th Policy Anniversary is greater than the Accumulation Value as of the 14th Policy Anniversary and is also the GMDB immediately preceding the most recent 7-year Policy Anniversary.

OVERTURE ACCENT!                     - 25 -

o    IRS Required Distribution Upon Death of Owner
     Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which
(a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' APPENDIX B.

     If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     Any IRS required distributions made upon the Owner's death while withdrawal charges apply will incur a withdrawal charge. The withdrawal charge will be deducted from the amount of each payment made.

ANNUITY INCOME BENEFITS

Annuity payments:
- require investments to be allocated to our general account, so are not variable.
-    may be subject to a withdrawal charge.
-    may be taxable and, if premature, subject to a tax penalty.

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

     Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied to Policy value placed under any annuity income option involving life contingencies (Option 4 or 5) at least two years after the last premium payment. If premiums have been paid within two years of annuitization involving life contingencies, the withdrawal charge will be based only on those premiums.

     Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o    When Annuity Income Payments Begin
     You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

OVERTURE ACCENT!                     - 26 -

o    Selecting an Annuity Income Option
     You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

     If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o    Annuity Income Options
     Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant dies, we will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     Note: If you elect an annuity income option solely dependent upon the Annuitant's survival (Option 4 or 5), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

     The annuity income options are:

     (1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

     (2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

     (3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

     (4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

     (5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

     (6)  Lump Sum. Proceeds are paid in one sum.

OVERTURE ACCENT!                     - 27 -

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

     This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

     Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o    Tax Deferrals During Accumulation Period
     An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o    Taxation of Withdrawals
     Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

     If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the Owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

o    Taxation of Annuity Payments
     Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o    Taxation of Death Proceeds
     A death benefit paid under the Policy is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made.

OVERTURE ACCENT!                     - 28 -

o    Tax Treatment of Assignments and Transfers
     An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o    Tax Treatments by Type of Owner
     A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o    Annuity Used to Fund Qualified Plan
     The Policy is designed for use with various qualified plans, including:
          o    Individual Retirement Annuities (IRAs), Code Section 408(b);
          o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
          o    Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
               Section 408(p); and
          o    Roth IRAs, Code Section 408A.

     The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

     The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

o    Tax Impact on Account Value
     Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

OVERTURE ACCENT!                     - 29 -

MISCELLANEOUS
--------------------------------------------------------------------------------

     ABOUT OUR COMPANY

     Ameritas Life Insurance Corp. ("Ameritas") is responsible for providing the insurance and annuity benefits for each Policy described in this prospectus. Prior to May 1, 2007, AVLIC issued the Policy. Effective May 1, 2007, AVLIC merged with and into Ameritas ("Merger"). AVLIC was a wholly-owned subsidiary of Ameritas. On the date of the Merger, Ameritas acquired from AVLIC all of AVLIC's assets, and became directly liable for AVLIC's liabilities and obligations with respect to all policies issued by AVLIC then outstanding. The Merger was approved by the boards of directors of Ameritas and AVLIC. The Merger also received regulatory approval from the State of Nebraska Department of Insurance, the state of domicile of Ameritas and AVLIC. The Merger did not affect the terms of, or the rights and obligations under your Policy, other than to reflect the change to the company that guarantees your Policy benefits from AVLIC to Ameritas. The Merger also did not result in any adverse tax consequences for any Policy Owners.

     Ameritas is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company. Our office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.) We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

     Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

     DISTRIBUTION OF THE POLICIES

     Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, our majority-owned subsidiary, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA") Commissions paid to all distributors may be up to a total of 7% of premiums. We may also pay other distribution expenses such as production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2008 the list included the following firms: Cambridge Investment Research, Inc., Commonwealth Financial Network, Harbour Investments, Inc., Investacorp, Inc., Investors Capital Corp., LPL Financial Services, and Sigma Financial Corporation. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES and CHARGES EXPLAINED sections.

     VOTING RIGHTS

     As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

     If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

     LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

OVERTURE ACCENT!                     - 30 -

APPENDIX A: ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

     The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information).

------------------------------------------------------ ------------ -------------- --------------- ------------------
                                                                    Value ($) at                     Number (#) of
FUND COMPANY                                                        Beginning of    Value ($) at     Accumulation
     Subaccount (inception date)                                     First Year     End of Year     Units At End of
                                                          Year         Listed      (December 31)   Year (December 31)
------------------------------------------------------ ------------ -------------- --------------- ------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------ ------------ -------------- --------------- ------------------
   AIM V.I. Dynamics Fund, Series I (01/01/2001)          2001         16.60                12.844           161,651
                                                          2002                               8.664           142,219
                                                          2003                              11.828            76,529
                                                          2004                              13.279            64,398
                                                          2005                              14.564            48,857
                                                          2006                              16.752            42,340
                                                          2007                              18.615            33,449
                                                          2008                               9.574            24,426
------------------------------------------------------ ------------ -------------- --------------- ------------------
   AIM V.I. Global Real Estate Fund, Series I             2008          8.50                  NA                  NA
      (05/01/2009)
------------------------------------------------------ ------------ -------------- --------------- ------------------
   AIM V.I. International Growth Fund, Series I           2008         31.91                19.938             2,359
      (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
THE ALGER AMERICAN FUND
------------------------------------------------------ ------------ -------------- --------------- ------------------
   Alger American Balanced Portfolio, Class O             1999         12.92                16.536           640,020
      (06/04/1998)                                        2000                              15.928         1,167,137
                                                          2001                              15.472         1,136,820
                                                          2002                              13.442           872,991
                                                          2003                              15.849           813,743
                                                          2004                              16.416           712,476
                                                          2005                              17.631           568,837
                                                          2006                              18.290           427,066
                                                          2007                              20.358           324,230
                                                          2008                              13.761           229,842
------------------------------------------------------ ------------ -------------- --------------- ------------------
AMERICAN CENTURY INVESTMENTS
------------------------------------------------------ ------------ -------------- --------------- ------------------
   American Century VP Income & Growth Fund, Class I      2001          6.93                 6.459           337,451
(01/01/2001)                                              2002                               5.159           575,406
                                                          2003                               6.610           531,943
                                                          2004                               7.398           593,666
                                                          2005                               7.668           563,181
                                                          2006                               8.894           542,831
                                                          2007                               8.804           283,652
                                                          2008                               5.704           183,935
------------------------------------------------------ ------------ -------------- --------------- ------------------
   American Century VP Mid Cap Value Fund, Class I        2008         12.97                 9.745             6,107
      (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------ ------------ -------------- --------------- ------------------
   Ameritas Core Strategies Portfolio (06/04/1998)        1999         21.36                37.317           339,395
                                                          2000                              29.715           621,813
                                                          2001                              18.936           538,852
                                                          2002                              12.318           381,827
                                                          2003                              16.061           856,741
                                                          2004                              17.196           702,852
                                                          2005                              18.509           600,372
                                                          2006                              22.306           549,104
                                                          2007                              23.632           544,628
                                                          2008                              13.949           399,195
------------------------------------------------------ ------------ -------------- --------------- ------------------
   Ameritas MidCap Growth Portfolio (06/04/1998)          1999         28.73                37.526           137,906
                                                          2000                              41.843           418,265
                                                          2001                              38.394           406,864
                                                          2002                              26.657           271,463
                                                          2003                              38.895           250,885
                                                          2004                              43.690           232,936
                                                          2005                              48.158           207,387
                                                          2006                              52.118           171,679
                                                          2007                              69.530           148,362
                                                          2008                              29.275           103,704
------------------------------------------------------ ------------ -------------- --------------- ------------------

OVERTURE ACCENT!                      A-1               Accumulation Unit Values

------------------------------------------------------ ------------ -------------- --------------- ------------------
                                                                    Value ($) at                     Number (#) of
FUND COMPANY                                                        Beginning of    Value ($) at     Accumulation
     Subaccount (inception date)                                     First Year     End of Year     Units At End of
                                                          Year         Listed      (December 31)   Year (December 31)
------------------------------------------------------ ------------ -------------- --------------- ------------------
   Ameritas MidCap Value Portfolio (01/01/2001)           2001         15.00                17.680           292,781
                                                          2002                              15.055           313,872
                                                          2003                              19.272           273,662
                                                          2004                              20.842           255,077
                                                          2005                              21.855           287,018
                                                          2006                              24.590           281,143
                                                          2007                              25.585           231,501
                                                          2008                              14.149           120,080
------------------------------------------------------ ------------ -------------- --------------- ------------------
   Ameritas Money Market Portfolio 06/04/1998)            1999          1.03                 1.068        23,304,843
                                                          2000                               1.126        21,127,846
                                                          2001                               1.159        25,674,599
                                                          2002                               1.166        23,874,912
                                                          2003                               1.167        14,336,280
                                                          2004                               1.170        11,504,206
                                                          2005                               1.193         8,547,039
                                                          2006                               1.239         8,819,620
                                                          2007                               1.289         9,950,520
                                                          2008                               1.315        13,813,112
------------------------------------------------------ ------------ -------------- --------------- ------------------
   Ameritas Small Capitalization Portfolio                1999         43.74                64.092           116,542
      (06/04/1998)                                        2000                              45.766           187,170
                                                          2001                              32.973           162,168
                                                          2002                              21.150           156,660
                                                          2003                              29.093           144,569
                                                          2004                              29.494           124,719
                                                          2005                              29.983           101,327
                                                          2006                              35.809            91,841
                                                          2007                              39.654            84,803
                                                          2008                              24.744            57,982
------------------------------------------------------ ------------ -------------- --------------- ------------------
  Ameritas Small Company Equity Portfolio                 2001         15.00                19.688           130,000
      (01/01/2001)                                        2002                              18.077           186,240
                                                          2003                              24.338           175,408
                                                          2004                              27.768           167,614
                                                          2005                              26.980           163,254
                                                          2006                              28.901           103,086
                                                          2007                              29.078            84,086
                                                          2008                              20.147            53,088
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Income Portfolio (05/01/2002)                         2002         15.00                15.895            34,955
                                                          2003                              17.746            62,624
                                                          2004                              18.574            96,504
                                                          2005                              19.083           196,337
                                                          2006                              19.859           232,250
                                                          2007                              20.655           268,087
                                                          2008                              18.078           154,388
------------------------------------------------------ ------------ -------------- --------------- ------------------
  Social Balanced Portfolio (05/01/2000)                  2000          2.11                 2.090           218,219
                                                          2001                               1.926           868,930
                                                          2002                               1.676           709,775
                                                          2003                               1.981           725,315
                                                          2004                               2.125           707,787
                                                          2005                               2.224           513,182
                                                          2006                               2.396           579,395
                                                          2007                               2.439           448,205
                                                          2008                               1.659           215,694
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Social Equity Portfolio (05/01/2002)                  2002         15.00                12.875             8,370
                                                          2003                              15.582            14,671
                                                          2004                              16.540             8,170
                                                          2005                              17.129             8,942
                                                          2006                              18.674             6,954
                                                          2007                              20.345             4,559
                                                          2008                              12.939             5,156
------------------------------------------------------ ------------ -------------- --------------- ------------------

OVERTURE ACCENT!                      A-2               Accumulation Unit Values

------------------------------------------------------ ------------ -------------- --------------- ------------------
                                                                    Value ($) at                     Number (#) of
FUND COMPANY                                                        Beginning of    Value ($) at     Accumulation
     Subaccount (inception date)                                     First Year     End of Year     Units At End of
                                                          Year         Listed      (December 31)   Year (December 31)
------------------------------------------------------ ------------ -------------- --------------- ------------------
  Social International Equity Portfolio (05/01/2000)      2000         23.95                21.088             6,784
                                                          2001                              15.718            17,245
                                                          2002                              13.242            28,158
                                                          2003                              17.272            43,458
                                                          2004                              20.180            55,282
                                                          2005                              21.978            40,557
                                                          2006                              27.764            38,086
                                                          2007                              28.208            31,437
                                                          2008                              14.812            12,988
------------------------------------------------------ ------------ -------------- --------------- ------------------
DREYFUS INVESTMENT PORTFOLIOS
------------------------------------------------------ ------------ -------------- --------------- ------------------
   Dreyfus MidCap Stock Portfolio, Service Shares         2002         12.17                12.030             3,085
(11/01/2002)                                              2003                              15.668            21,279
                                                          2004                              17.728            33,928
                                                          2005                              19.130            33,169
                                                          2006                              20.405            27,131
                                                          2007                              20.492            21,247
                                                          2008                              12.088            13,197
------------------------------------------------------ ------------ -------------- --------------- ------------------
DWS VARIABLE SERIES II
------------------------------------------------------ ------------ -------------- --------------- ------------------
   DWS Dreman Small Mid Cap Value VIP Portfolio,          2008         11.39                 7.880            57,114
     Class A (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
   DWS Global Thematic VIP Portfolio, Class A             2008         10.93                 5.808             1,679
 (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
FIDELITY (R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------------ ------------ -------------- --------------- ------------------
   Fidelity(R) VIP Asset ManagerSM Portfolio, Service     1999         25.26                26.586           466,313
     Class (06/04/1998)                                   2000                              18.825           770,288
                                                          2001                              17.855           764,614
                                                          2002                              16.120           606,667
                                                          2003                              18.828           540,596
                                                          2004                              19.649           479,921
                                                          2005                              20.229           355,856
                                                          2006                              21.489           295,961
                                                          2007                              24.554           231,166
                                                          2008                              17.312           159,545
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Fidelity(R) VIP Asset Manager: Growth(R) Portfolio,   1999         44.60                60.653           356,103
      Service Class (06/04/1998)                          2000                              16.664           173,183
                                                          2001                              15.267           184,602
                                                          2002                              12.772           130,467
                                                          2003                              15.580           114,295
                                                          2004                              16.336            95,010
                                                          2005                              16.796            76,487
                                                          2006                              17.778            64,347
                                                          2007                              20.933            55,496
                                                          2008                              13.295            41,239
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Fidelity(R) VIP Contrafund(R) Portfolio, Service      1999         24.30                29.887           609,194
      Class (06/04/1998)                                  2000                              27.617           885,063
                                                          2001                              23.973           795,408
                                                          2002                              21.509           672,958
                                                          2003                              27.348           638,401
                                                          2004                              31.245           622,636
                                                          2005                              36.165           646,309
                                                          2006                              39.977           592,967
                                                          2007                              46.531           533,126
                                                          2008                              26.450           316,539
------------------------------------------------------ ------------ -------------- --------------- ------------------

OVERTURE ACCENT!                      A-3               Accumulation Unit Values

------------------------------------------------------ ------------ -------------- --------------- ------------------
                                                                    Value ($) at                     Number (#) of
FUND COMPANY                                                        Beginning of    Value ($) at     Accumulation
     Subaccount (inception date)                                     First Year     End of Year     Units At End of
                                                          Year         Listed      (December 31)   Year (December 31)
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Fidelity(R) VIP Equity-Income Portfolio, Service      1998         25.26                25.259           138,593
      Class (06/04/1998)                                  1999                              26.586           466,313
                                                          2000                              28.524           499,327
                                                          2001                              26.815           613,370
                                                          2002                              22.047           504,581
                                                          2003                              28.439           490,142
                                                          2004                              31.376           477,376
                                                          2005                              32.871           472,238
                                                          2006                              39.100           446,553
                                                          2007                              39.278           419,707
                                                          2008                              22.292           205,618
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Fidelity(R) VIP Growth Portfolio, Service Class       1999         44.60                60.653           356,103
      (06/04/1998)                                        2000                              53.430           585,291
                                                          2001                              43.539           558,929
                                                          2002                              30.100           430,633
                                                          2003                              39.591           394,595
                                                          2004                              40.496           344,066
                                                          2005                              42.391           294,794
                                                          2006                              44.819           254,473
                                                          2007                              56.324           191,310
                                                          2008                              29.438           128,416
------------------------------------------------------ ------------ -------------- --------------- ------------------
   Fidelity(R) VIP High Income Portfolio, Service         1999         11.45                12.261           524,182
      Class (06/04/1998)                                  2000                               9.398           480,273
                                                          2001                               8.201           459,387
                                                          2002                               8.418           483,041
                                                          2003                              10.588           597,022
                                                          2004                              11.480           533,222
                                                          2005                              11.659           469,606
                                                          2006                              12.841           492,557
                                                          2007                              13.057           356,582
                                                          2008                               9.692           345,499
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Fidelity(R) VIP Investment Grade Bond Portfolio,      1999         12.90                12.641           574,446
      Initial Class (06/04/1998)                          2000                              13.927           656,662
                                                          2001                              14.963           942,887
                                                          2002                              16.356         1,344,000
                                                          2003                              17.045           991,673
                                                          2004                              17.636           861,034
                                                          2005                              17.853           760,246
                                                          2006                              18.455           690,005
                                                          2007                              19.074           704,196
                                                          2008                              18.279           488,567
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Fidelity(R) VIP Mid Cap Portfolio, Initial Class      2008           NA                     NA                NA
      (05/01/2009)
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Fidelity(R) VIP Overseas Portfolio, Initial Class     1999         19.94                18.140           181,858
      (06/04/1998)                                        2000                              22.535           373,516
                                                          2001                              17.572           297,480
                                                          2002                              13.864           252,107
                                                          2003                              19.666           247,973
                                                          2004                              22.108           275,370
                                                          2005                              26.055           326,035
                                                          2006                              30.442           329,153
                                                          2007                              35.342           304,203
                                                          2008                              19.651           167,010
------------------------------------------------------ ------------ -------------- --------------- ------------------
MFS (R) VARIABLE INSURANCE TRUSTSM
------------------------------------------------------ ------------ -------------- --------------- ------------------
    MFS(R) VIT New Discovery Series,                      1999         12.44                17.566             7,769
Initial Class (01/01/1999)                                2000                              17.053           495,656
                                                          2001                              16.043           429,547
                                                          2002                              10.864           345,759
                                                          2003                              14.390           285,313
                                                          2004                              15.183           258,070
                                                          2005                              15.830           203,750
                                                          2006                              17.753           171,072
                                                          2007                              18.027           127,569
                                                          2008                              10.829            99,059
------------------------------------------------------ ------------ -------------- --------------- ------------------
    MFS(R) VIT Research International Series, Initial     2008         15.06                 8.834           204,339
      Class (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------

OVERTURE ACCENT!                      A-4               Accumulation Unit Values

------------------------------------------------------ ------------ -------------- --------------- ------------------
                                                                    Value ($) at                     Number (#) of
FUND COMPANY                                                        Beginning of    Value ($) at     Accumulation
     Subaccount (inception date)                                     First Year     End of Year     Units At End of
                                                          Year         Listed      (December 31)   Year (December 31)
------------------------------------------------------ ------------ -------------- --------------- ------------------
    MFS(R) VIT Strategic Income Series, Initial Class     1999         10.83                10.456            81,286
      (06/04/1998)                                        2000                              10.865            75,521
                                                          2001                              11.274            99,458
                                                          2002                              12.107           182,125
                                                          2003                              13.238           176,198
                                                          2004                              14.126           218,994
                                                          2005                              14.257           196,435
                                                          2006                              15.065           204,024
                                                          2007                              15.473           208,281
                                                          2008                              13.482           114,252
------------------------------------------------------ ------------ -------------- --------------- ------------------
    MFS(R) VIT Total Return Series, Initial Class         2008         19.48                15.405             1,588
      (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
    MFS(R) VIT Utilities Series, Initial Class            1999         19.72                25.559           791,024
      (06/04/1998)                                        2000                              27.108         1,120,703
                                                          2001                              20.350           938,725
                                                          2002                              15.570           631,892
                                                          2003                              20.960           553,793
                                                          2004                              27.032           533,182
                                                          2005                              31.287           477,616
                                                          2006                              40.682           430,087
                                                          2007                              51.538           351,468
                                                          2008                              31.820           226,857
------------------------------------------------------ ------------ -------------- --------------- ------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Neuberger Berman AMT Regency Portfolio, Class I       2008         15.76                 8.741               165
      (05/01/08)
------------------------------------------------------ ------------ -------------- --------------- ------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------ ------------ -------------- --------------- ------------------
    PIMCO Total Return Portfolio, Administrative          2008         10.49                 N/A                 N/A
      Class (05/01/2009)
------------------------------------------------------ ------------ -------------- --------------- ------------------
SUMMIT MUTUAL FUNDS, INC.
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit EAFE International Index Portfolio, Class I    2008         96.70                57.849             1,742
      (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit Inflation Protected Plus Portfolio             2008         53.97                50.803            15,494
      (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit Lifestyle ETF Market Strategy Aggressive       2008         50.69                36.340                 0
      Portfolio (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit Lifestyle ETF Market Strategy                  2008         51.47                44.292               813
      Conservative Portfolio (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit Lifestyle ETF Market Strategy Target           2008         51.99                38.51                  0
      Portfolio (05/01/2008)
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit Nasdaq-100 Index Portfolio (01/01/2001)        2001          6.06                 4.417           427,733
                                                          2002                               2.734           512,952
                                                          2003                               4.026           619,587
                                                          2004                               4.390           396,210
                                                          2005                               4.405           301,125
                                                          2006                               4.655           228,612
                                                          2007                               5.464           201,292
                                                          2008                               3.145           134,261
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit Natural Resources Portfolio (05/01/2008)       2008         64.98                36.277             5,907
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit Russell 2000 Small Cap Index Portfolio,        2001          9.57                10.053            77,827
      Class I (01/01/2001)                                2002                               7.861           119,433
                                                          2003                              11.386           280,260
                                                          2004                              13.275           265,365
                                                          2005                              13.678           189,432
                                                          2006                              15.934           136,495
                                                          2007                              15.436            89,605
                                                          2008                              10.097            68,474
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit S&P 500 Index Portfolio  (12/12/2008)          2008         57.79                59.388           127,158
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit S&P MidCap 400 Index Portfolio, Class I        2001         11.40                11.656            21,811
      (01/01/2001)                                        2002                               9.797           118,065
                                                          2003                              13.076           192,280
                                                          2004                              14.994           185,189
                                                          2005                              16.627           195,107
                                                          2006                              18.071           135,341
                                                          2007                              19.222            99,474
                                                          2008                              12.065            75,044
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Summit Zenith Portfolio  (12/12/2008)                              48.44                49.796           190,617
------------------------------------------------------ ------------ -------------- --------------- ------------------

OVERTURE ACCENT!                      A-5               Accumulation Unit Values

------------------------------------------------------ ------------ -------------- --------------- ------------------
                                                                    Value ($) at                     Number (#) of
FUND COMPANY                                                        Beginning of    Value ($) at     Accumulation
     Subaccount (inception date)                                     First Year     End of Year     Units At End of
                                                          Year         Listed      (December 31)   Year (December 31)
------------------------------------------------------ ------------ -------------- --------------- ------------------
T. ROWE PRICE EQUITY SERIES, INC.
------------------------------------------------------ ------------ -------------- --------------- ------------------
   T. Rowe Price Blue Chip Portfolio-II (05/01/2008)      2008         11.00                 6.667           273,791
------------------------------------------------------ ------------ -------------- --------------- ------------------
THIRD AVENUE
------------------------------------------------------ ------------ -------------- --------------- ------------------
    Third Avenue Value Portfolio (01/01/2001)             2001         14.82                17.130           318,646
                                                          2002                              15.148           363,081
                                                          2003                              21.387           446,991
                                                          2004                              25.400           493,458
                                                          2005                              28.842           452,300
                                                          2006                              33.079           477,917
                                                          2007                              31.191           376,494
                                                          2008                              17.407           264,967
------------------------------------------------------ ------------ -------------- --------------- ------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------ ------------ -------------- --------------- ------------------
    UIF Emerging Markets Equity Portfolio, Class I        1999          7.11                13.791           135,090
      (06/04/1998)                                        2000                               8.303           236,545
                                                          2001                               7.691           188,146
                                                          2002                               6.940           170,416
                                                          2003                              10.288           206,227
                                                          2004                              12.547           207,362
                                                          2005                              16.636           239,463
                                                          2006                              22.601           245,243
                                                          2007                              31.442           211,081
                                                          2008                              13.509           132,012
------------------------------------------------------ ------------ -------------- --------------- ------------------
    UIF Global Value Equity Portfolio, Class I            1999         13.26                13.671           191,410
      (06/04/1998)                                        2000                              15.095           232,989
                                                          2001                              13.900           328,069
                                                          2002                              11.447           330,780
                                                          2003                              14.623           344,664
                                                          2004                              16.446           324,396
                                                          2005                              17.241           263,738
                                                          2006                              20.701           210,733
                                                          2007                              21.866           167,066
                                                          2008                              12.957           113,540
------------------------------------------------------ ------------ -------------- --------------- ------------------
    UIF International Magnum Portfolio, Class I           1999         11.22                13.914           147,691
      (06/04/1998)                                        2000                              12.067           201,691
                                                          2001                               9.646           163,209
                                                          2002                               7.948           140,684
                                                          2003                              10.031           143,075
                                                          2004                              11.664           133,253
                                                          2005                              12.834           125,464
                                                          2006                              15.908           192,773
                                                          2007                              18.056           178,938
                                                          2008                               9.904           133,025
------------------------------------------------------ ------------ -------------- --------------- ------------------
   UIF U.S. Real Estate Portfolio, Class I                1999          9.99                 9.749            57,186
      (06/04/1998)                                        2000                              12.484           114,331
                                                          2001                              13.583           237,289
                                                          2002                              13.350           222,890
                                                          2003                              18.186           214,791
                                                          2004                              24.570           244,517
                                                          2005                              28.489           231,751
                                                          2006                              38.959           224,242
                                                          2007                              32.002           160,104
                                                          2008                              19.684           110,787
------------------------------------------------------ ------------ -------------- --------------- ------------------

OVERTURE ACCENT!                      A-6               Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------
Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans....Page B: 1

-------------------------------------------- -----------------------------------
DISCLOSURE SUMMARY                           For annuity policies issued as a:
                                             o   Regular IRA
AMERITAS LIFE INSURANCE CORP.                o   SEP IRA
                                             o   SIMPLE IRA
                                             o   Roth IRA
-------------------------------------------- -----------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------
You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW
---------------------
This disclosure is applicable when our variable annuity Policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Regular IRA
-----------
Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA," which is described below.

You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and 2009), or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

Ameritas Life Insurance Corp.        -B:1-        Tax Qualified Plan Disclosures

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

    Married Filing Jointly  Single/Head of Household
--------------------------  ------------------------
Year            AGI                    AGI
----
2004     $65,000 - $  75,000     $45,000 - $55,000
2005     $70,000 - $  80,000     $50,000 - $60,000
2006     $75,000 - $  85,000     $50,000 - $60,000
2007     $80,000 - $ 100,000     $50,000 - $60,000
2008     $85,000 - $ 105,000     $53,000 - $63,000
2009     $89,000 - $ 109,000     $55,000 - $65,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $166,000; the maximum deductible contribution for you is phased out at AGIs between $166,000 and $176,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the Owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for

Ameritas Life Insurance Corp.        -B:2-        Tax Qualified Plan Disclosures
medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more;
(6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). (Note: IRA Owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.*

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Regular IRA, your designated beneficiary must select to have the funds distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.*

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding. Certain distributions are not considered to be eligible for Rollover and include:

* Note: Required minimum distributions ("RMD") from IRAs are waived for the calendar year 2009, because of tax law changes signed into law December 23, 2008 (the Workers, Retiree and Employer Recovery Act of 2008). See IRS Notice 2009-9 or your tax adviser for more information.

Ameritas Life Insurance Corp.        -B:3-        Tax Qualified Plan Disclosures

     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.**

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.**

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $105,000. Your ability to contribute to your Roth IRA is phased out at $120,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $1660,000. Your ability to contribute to your Roth IRA is phased out at $176,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

** See Note, page B:3.

Ameritas Life Insurance Corp.        -B:4-        Tax Qualified Plan Disclosures

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.***

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

*** See Note, page B:3.

Ameritas Life Insurance Corp.        -B:5-        Tax Qualified Plan Disclosures

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
----------------------

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:6-        Tax Qualified Plan Disclosures

     IMSA

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
     for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                                www.ameritas.com

                           REMEMBER, THE CORRECT FORM
  is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.

     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

     A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

     For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," then type file number "333-142504"), or write or call us. Here is the Table of Contents for the Statement of Additional
Information:

                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services
------------------------------------------ -----------

Purchase of Securities Being Offered           2
  Underwriter
------------------------------------------ -----------

Calculation of Performance                     3
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

MORNINGSTAR ASSET ALLOCATOR PROGRAM            4
offered through
Ameritas Investment Corp. ("AIC")
------------------------------------------ -----------

Other Information                              6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(C) Ameritas Life Insurance Corp.

                                    AMERITAS
                              LIFE INSURANCE CORP.
                                A UNIFI COMPANY

OVERTURE ACCENT!                  Last Page     SEC Separate Account #811-05192

Statement of Additional Information:  September 1, 2009
to accompany Policy Prospectuses dated September 1, 2009

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
VARIABLE ANNUITY POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

         TABLE OF CONTENTS                   Page


General Information and History                 1
Services

Purchase of Securities Being Offered            2
Underwriters

Calculation of Performance                      3
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Yields

MORNINGSTAR(R) ASSET ALLOCATOR                  4
Model Asset Allocation Program offered through
Ameritas Investment Corp. ("AIC")

Other Information                               6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at www.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 is a separate investment account of Ameritas Life Insurance Corp. ("we," "us," "our," "Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing. For a complete list of the UNIFI companies and their products and services, visit the UNIFI web site at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

Prior to May 1, 2007, Policies described in this Statement of Additional Information and in the prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, AVLIC's former parent. Ameritas Variable Separate Account VA-2, formerly "Ameritas Variable Life Insurance Company Separate Account VA-2," is now a separate investment account of Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.

                                    SERVICES

The statutory statements of admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007 and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 1
ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.

Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Variable Separate Account VA-2 (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Ameritas for Ameritas commissioned variable annuities, Ameritas paid the following amounts to the listed affiliates in the last three years:

                                                              ---------------- ---------------  ---------------
AFFILIATE:                                        YEAR:       2006             2007             2008
------------------------------------------------------------- ---------------- ---------------  ---------------
The Union Central Life Insurance Company                      $407,306           $980,442       $1,721,889
------------------------------------------------------------- ---------------- ---------------  ---------------
Acacia Life Insurance Company                                       $0         $1,443,641         $467,148
------------------------------------------------------------- ---------------- ---------------  ---------------

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

Overture Medley (R) is a flexible premium variable deferred annuity policy. Overture Medley (R) Policies are sold by licensed insurance agents in states where the Policies may lawfully be sold. The agents who sell the Policies are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 ("1934 Act") and members of the Financial Industry Regulatory Authority ("FINRA"). Overture Annuity single premium variable annuity policies and Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim (R), and Overture Accent (R) flexible premium variable deferred annuity policies are no longer offered for sale. The agents that service the Policies also are registered representatives of broker-dealers that are registered under the 1934 Act and members of FINRA.

                                   UNDERWRITER

The Overture Medley Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also served as the underwriter and distributor for the other Policies in the Separate Account, listed above. AIC is a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                   ---------------- ---------------- -----------------
                                                           YEAR:        2006             2007              2008
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Variable annuity commission the Depositor paid to AIC that            $10,168,715       $9,454,444        $12,228,555
was paid to other broker-dealers and representatives (not kept by AIC).
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Variable annuity commission earned and kept by AIC.                       $29,566          $61,005            $41,012
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Fees the Depositor paid to AIC for variable annuity Principal            $149,175         $114,841           $125,530
Underwriter services.
-----------------------------------------------------------------  ---------------- ---------------- -----------------

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 2

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet web site are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       cd

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 3

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

                         MORNINGSTAR(R) ASSET ALLOCATOR
                         MODEL ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 4
you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocator program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment adviser under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 5
investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models may reduce the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Search for Company Filings," then type file number "811-05192" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

                          SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison symbol, "Overture Accent!," "Overture Acclaim!," and "Overture Medley" are registered service marks of Ameritas Life Insurance Corp. The Policies and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.
                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI:6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the "Account") as of December 31, 2008 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account VA-2 as of December 31, 2008, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2009

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity):
    ------------------------------------------------
       Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
         1,870,517.614 shares at $13.18 per share (cost $40,157,689)                             $       24,653,422
       Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
         348,823.002 shares at $13.14 per share (cost $8,116,650)                                         4,583,534
       Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity-Income SC2) -
         1,153,021.827 shares at $13.00 per share (cost $26,709,396)                                     14,989,284
       Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
         720,908.162 shares at $23.53 per share (cost $22,164,300)                                       16,962,969
       Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
         161,071.612 shares at $23.47 per share (cost $6,508,906)                                         3,780,351
       Fidelity VIP Growth Portfolio, Service Class 2 (Growth SC2) -
         295,855.050 shares at $23.31 per share (cost $9,786,855)                                         6,896,381
       Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
         1,810,343.224 shares at $3.96 per share (cost $10,351,339)                                       7,168,959
       Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
         849,881.829 shares at $3.94 per share (cost $4,937,757)                                          3,348,534
       Fidelity VIP High Income Portfolio, Service Class 2 (High Income SC2) -
         5,232,919.603 shares at $3.89 per share (cost $29,472,019)                                      20,356,057
       Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
         822,992.560 shares at $12.17 per share (cost $13,610,381)                                       10,015,819
       Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
         270,789.530 shares at $12.12 per share (cost $5,195,929)                                         3,281,969
       Fidelity VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
         862,619.067 shares at $12.07 per share (cost $16,643,646)                                       10,411,812
       Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
         1,825,518.848 shares at $10.31 per share (cost $28,152,992)                                     18,821,099
       Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
         269,467.812 shares at $10.25 per share (cost $4,126,865)                                         2,762,045
       Fidelity VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
         322,288.071 shares at $10.15 per share (cost $4,608,200)                                         3,271,224
       Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
         2,129,276.551 shares at $11.84 per share (cost $26,832,662)                                     25,210,634
       Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
         3,364,518.782 shares at $11.62 per share (cost $42,014,472)                                     39,095,708
       Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
         1,549,149.830 shares at $15.39 per share (cost $35,973,663)                                     23,841,416
       Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
         546,138.649 shares at $15.33 per share (cost $14,470,770)                                        8,372,305
       Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
         1,727,218.577 shares at $15.14 per share (cost $47,151,344)                                     26,150,089

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity), continued:
    ----------------------------------------------------------
       Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
         196,344.701 shares at $9.68 per share (cost $2,647,379)                                 $        1,900,617
       Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
         56,995.179 shares at $9.62 per share (cost $807,603)                                               548,294
       Fidelity VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
         125,297.797 shares at $9.58 per share (cost $1,775,731)                                          1,200,353
    The Alger American Fund (Alger):
    --------------------------------
       Alger American Balanced Portfolio, Class O (Balanced) -
         1,368,646.926 shares at $8.64 per share (cost $17,809,882)                                      11,825,109
    MFS Variable Insurance Trust (MFS):
    -----------------------------------
       MFS VIT Strategic Income Series Portfolio, Initial Class (Strategic Inc.) -
         1,093,452.749 shares at $8.72 per share (cost $11,403,343)                                       9,534,908
       MFS VIT Utilities Series Portfolio, Initial Class (Utilities) -
         1,893,798.686 shares at $18.24 per share (cost $43,830,882)                                     34,542,888
       MFS VIT New Discovery Series Portfolio, Initial Class (New Discovery) -
         553,953.261 shares at $8.23 per share (cost $7,486,580)                                          4,559,035
       MFS VIT Research International Series Portfolio, Initial Class (Research) -
         3,656,361.710 shares at $8.89 per share (cost $48,441,402)                                      32,505,056
       MFS VIT Total Return Series Portfolio, Initial Class (Total Return) -
         51,453.735 shares at $15.42 per share (cost $910,298)                                              793,417
    The Universal Institutional Funds, Inc. (Van Kampen):
    -----------------------------------------------------
       UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
         2,597,223.012 shares at $7.66 per share (cost $37,935,328)                                      19,894,728
       UIF Global Value Equity Portfolio, Class I (Global Value) -
         1,211,945.349 shares at $6.75 per share (cost $14,564,981)                                       8,180,631
       UIF International Magnum Portfolio, Class I (Intl. Magnum) -
         798,362.962 shares at $6.86 per share (cost $9,491,353)                                          5,476,770
       UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
         2,608,073.600 shares at $8.21 per share (cost $40,463,013)                                      21,412,284
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
    -------------------------------------------------------------
       Ameritas Core Strategies Portfolio (Core Strat.) -
         4,865,888.424 shares at $11.60 per share (cost $84,216,410)                                     56,444,306
       Ameritas MidCap Growth Portfolio (MidCap) -
         1,533,482.828 shares at $14.57 per share (cost $45,190,510)                                     22,342,845
       Ameritas Money Market Portfolio (Money Market) -
         103,686,771.557 shares at $1.00 per share (cost $103,686,772)           $   103,686,772
           Dividends Receivable                                                           10,898
                                                                                ----------------
             Total                                                                                      103,697,670

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
    ------------------------------------------------------------------------
       Ameritas Small Capitalization Portfolio (Small Cap) -
         619,259.021 shares at $23.58 per share (cost $16,180,293)                               $       14,602,128
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         581,050.999 shares at $12.42 per share (cost $11,995,632)                                        7,216,653
       Ameritas MidCap Value Portfolio (Focused MidCap) -
         2,003,297.727 shares at $9.91 per share (cost $36,861,630)                                      19,852,680
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
    -----------------------------------------------------------
       Social Balanced Portfolio (Balanced) -
         3,473,804.795 shares at $1.248 per share (cost $6,330,259)                                       4,335,308
       Social International Equity Portfolio (Intl. Equity) -
         596,605.713 shares at $9.12 per share (cost $9,690,342)                                          5,441,044
       Social Mid Cap Growth Portfolio (Mid Cap) -
         190,309.121 shares at $18.99 per share (cost $5,396,956)                                         3,613,970
       Social Equity Portfolio (Equity) -
         325,038.296 shares at $12.95 per share (cost $5,351,492)                                         4,209,246
       Income Portfolio (Income) -
         3,460,642.390 shares at $13.40 per share (cost $55,430,232)                                     46,372,608
    American Century Investments (American Century):
    ------------------------------------------------
       American Century VP Income & Growth Portfolio, Class I (Income & Growth) -
         2,586,880.228 shares at $4.82 per share (cost $17,200,022)                                      12,468,763
       American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
         82,018.167 shares at $9.78 per share (cost $959,034)                                               802,138
    AIM Variable Insurance Funds (AIM):
    -----------------------------------
       AIM V.I. Dynamics Fund Portfolio, Series I (Dynamics) -
         246,268.396 shares at $9.99 per share (cost $3,452,772)                                          2,460,221
       AIM V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
         14,031.400 shares at $19.49 per share (cost $303,598)                                              273,472
    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit):
    ---------------------------------------------------------
       Summit S&P MidCap 400 Index Portfolio (S&P MidCap) -
         186,328.342 shares at $40.39 per share (cost $10,745,526)                                        7,525,802
       Summit Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         114,039.855 shares at $40.41 per share (cost $6,441,812)                                         4,608,351
       Summit Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         233,011.983 shares at $16.63 per share (cost $5,416,337)                                         3,874,989
       Summit EAFE International Index Portfolio (EAFE Intl.) -
         6,633.918 shares at $56.54 per share (cost $535,449)                                               375,082
       Summit Inflation Protected Plus Portfolio (Inflation) -
         232,370.195 shares at $49.69 per share (cost $12,517,931)                                       11,546,475
       Summit Lifestyle ETF Market Strategy Aggressive Portfolio (Aggressive) -
         5,583.866 shares at $36.34 per share (cost $249,877)                                               202,918

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit), continued:
    --------------------------------------------------------------------
       Summit Lifestyle ETF Market Strategy Conservative Portfolio (Conservative) -
         21,990.799 shares at $43.61 per share (cost $1,057,102)                                 $          959,019
       Summit Lifestyle ETF Market Strategy Target Portfolio (Target) -
         4,657.244 shares at $38.51 per share (cost $182,072)                                               179,350
       Summit Natural Resources Portfolio (Natural Resources) -
         47,246.982 shares at $36.41 per share (cost $3,005,454)                                          1,720,263
       Summit S&P 500 Index Portfolio (S&P 500) -
         522,076.717 shares at $58.44 per share (cost $30,169,455)                                       30,510,163
       Summit Zenith Portfolio (Zenith) -
         1,580,954.161 shares at $49.45 per share (cost $76,585,784)                                     78,178,183
    Third Avenue Variable Series Trust (Third Avenue):
    --------------------------------------------------
       Third Avenue Value Portfolio (Value) -
         2,827,348.059 shares at $12.01 per share (cost $59,882,205)                                     33,956,450
    Dreyfus Investment Portfolios (Dreyfus):
    ----------------------------------------
       Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
         297,896.514 shares at $7.82 per share (cost $4,543,104)                                          2,329,551
    DWS Variable Series II (Scudder):
    ---------------------------------
       DWS Dreman Small Mid Value VIP Portfolio, Class A (Small Mid Value) -
         1,018,166.516 shares at $7.93 per share (cost $10,822,424)                                       8,074,060
       DWS Global Thematic VIP Portfolio, Class A (Thematic) -
         27,003.538 shares at $5.84 per share (cost $259,957)                                               157,701
    Neuberger Berman Advisers Management Trust (Neuberger Berman):
    --------------------------------------------------------------
       Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
         5,225.991 shares at $8.60 per share (cost $77,594)                                                  44,944
    T. Rowe Price Equity Series, Inc. (T. Rowe):
    --------------------------------------------
       T. Rowe Price Blue Chip Growth Portfolio - II (Blue Chip) -
         4,757,900.627 shares at $6.70 per share (cost $47,510,499)                                      31,877,934
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $      946,601,988
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                Equity-Income
                                                                                    IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        916,366
   Mortality and expense risk charge                                                   (544,756)
                                                                              ------------------
Net investment income(loss)                                                             371,610
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                       46,761
   Net realized gain(loss) on sale of fund shares                                    (1,243,109)
                                                                              ------------------
Net realized gain(loss)                                                              (1,196,348)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (20,517,782)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (21,342,520)
                                                                              ==================


                                                                                        Equity-Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        371,610   $        241,798
   Net realized gain(loss)                                                           (1,196,348)         7,461,435
   Net change in unrealized appreciation/depreciation                               (20,517,782)        (7,225,726)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (21,342,520)           477,507
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  685,752            920,493
   Subaccounts transfers (including fixed account), net                              (5,917,773)        (1,023,013)
   Transfers for policyowner benefits and terminations                               (7,172,197)        (9,840,822)
   Policyowner maintenance charges                                                      (98,143)          (137,910)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (12,502,361)       (10,081,252)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (33,844,881)        (9,603,745)
Net assets at beginning of period                                                    58,498,303         68,102,048
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     24,653,422   $     58,498,303
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
 Equity-Income                            Equity-Income                            Growth IC
      SC                                      SC2
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        164,798                       $        506,158                       $        217,268
          (94,875)                              (316,612)                              (378,797)
-------------------                    -------------------                    -------------------
           69,923                                189,546                               (161,529)
-------------------                    -------------------                    -------------------


           12,954                                 55,588                                   ----
       (1,188,954)                            (5,920,086)                             1,372,125
-------------------                    -------------------                    -------------------
       (1,176,000)                            (5,864,498)                             1,372,125
-------------------                    -------------------                    -------------------

       (3,574,017)                           (10,304,470)                           (18,081,838)
-------------------                    -------------------                    -------------------


 $     (4,680,094)                      $    (15,979,422)                      $    (16,871,242)
===================                    ===================                    ===================


          Equity-Income SC                       Equity-Income SC2                          Growth IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         69,923    $        126,445   $        189,546   $        587,616    $       (161,529)  $       (177,382)
       (1,176,000)          1,720,570         (5,864,498)         5,696,599           1,372,125          2,641,716
       (3,574,017)         (1,772,404)       (10,304,470)        (6,363,412)        (18,081,838)         6,294,102
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (4,680,094)             74,611        (15,979,422)           (79,197)        (16,871,242)         8,758,436
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           24,050              78,083          2,098,404          3,865,764             444,726            550,321
       (4,701,953)          1,161,107        (30,908,524)        13,633,631          (1,473,922)        (2,634,086)
       (2,541,417)         (2,285,211)        (3,646,442)        (3,158,986)         (4,607,691)        (6,896,157)
           (2,396)             (3,404)           (98,911)          (127,540)            (81,809)           (99,442)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (7,221,716)         (1,049,425)       (32,555,473)        14,212,869          (5,718,696)        (9,079,364)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (11,901,810)           (974,814)       (48,534,895)        14,133,672         (22,589,938)          (320,928)
       16,485,344          17,460,158         63,524,179         49,390,507          39,552,907         39,873,835
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      4,583,534    $     16,485,344   $     14,989,284   $     63,524,179    $     16,962,969   $     39,552,907
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                  Growth SC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         42,522
   Mortality and expense risk charge                                                    (68,779)
                                                                              ------------------
Net investment income(loss)                                                             (26,257)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (339,594)
                                                                              ------------------
Net realized gain(loss)                                                                (339,594)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (3,740,472)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (4,106,323)
                                                                              ==================


                                                                                            Growth SC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (26,257)  $        (30,328)
   Net realized gain(loss)                                                             (339,594)           (24,638)
   Net change in unrealized appreciation/depreciation                                (3,740,472)         2,546,769
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (4,106,323)         2,491,803
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   13,952             26,503
   Subaccounts transfers (including fixed account), net                              (1,128,412)        (1,672,174)
   Transfers for policyowner benefits and terminations                               (1,772,038)        (1,473,664)
   Policyowner maintenance charges                                                       (2,052)            (2,545)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (2,888,550)        (3,121,880)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (6,994,873)          (630,077)
Net assets at beginning of period                                                    10,775,224         11,405,301
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,780,351   $     10,775,224
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                   Fidelity
--------------------------------------------------------------------------------------------------------------------
    Growth SC2                             High Income                          High Income
                                               IC                                   SC
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         62,528                       $        697,735                       $        343,363
          (94,716)                              (117,852)                               (41,972)
-------------------                    -------------------                    -------------------
          (32,188)                               579,883                                301,391
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
          375,022                               (466,865)                              (291,819)
-------------------                    -------------------                    -------------------
          375,022                               (466,865)                              (291,819)
-------------------                    -------------------                    -------------------

       (7,308,572)                            (2,454,267)                            (1,200,051)
-------------------                    -------------------                    -------------------


 $     (6,965,738)                      $     (2,341,249)                      $     (1,190,479)
===================                    ===================                    ===================


             Growth SC2                           High Income IC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (32,188)   $        (81,033)  $        579,883   $        667,487    $        301,391   $        332,241
          375,022           3,424,325           (466,865)            48,504            (291,819)               766
       (7,308,572)          1,547,148         (2,454,267)          (498,095)         (1,200,051)          (210,404)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (6,965,738)          4,890,440         (2,341,249)           217,896          (1,190,479)           122,603
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          225,898             624,430            140,014            182,724               3,663             15,365
       (1,685,159)         (9,370,766)           963,387         (2,142,585)            793,188         (1,005,648)
       (1,164,807)           (932,475)        (1,396,916)        (2,238,790)           (912,747)          (800,207)
          (27,155)            (47,320)           (19,127)           (24,027)               (953)            (1,069)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (2,651,223)         (9,726,131)          (312,642)        (4,222,678)           (116,849)        (1,791,559)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (9,616,961)         (4,835,691)        (2,653,891)        (4,004,782)         (1,307,328)        (1,668,956)
       16,513,342          21,349,033          9,822,850         13,827,632           4,655,862          6,324,818
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      6,896,381    $     16,513,342   $      7,168,959   $      9,822,850    $      3,348,534   $      4,655,862
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Income
                                                                                      SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      2,167,615
   Mortality and expense risk charge                                                   (164,217)
                                                                              ------------------
Net investment income(loss)                                                           2,003,398
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (867,123)
                                                                              ------------------
Net realized gain(loss)                                                                (867,123)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (7,892,137)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (6,755,862)
                                                                              ==================


                                                                                         High Income SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      2,003,398   $      1,218,482
   Net realized gain(loss)                                                             (867,123)            46,601
   Net change in unrealized appreciation/depreciation                                (7,892,137)          (948,427)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (6,755,862)           316,656
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,003,221            879,892
   Subaccounts transfers (including fixed account), net                              10,352,840           (127,870)
   Transfers for policyowner benefits and terminations                               (1,762,857)        (1,347,824)
   Policyowner maintenance charges                                                      (64,165)           (43,835)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 10,529,039           (639,637)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                3,773,177           (322,981)
Net assets at beginning of period                                                    16,582,880         16,905,861
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     20,356,057   $     16,582,880
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

   Overseas IC                            Overseas SC                            Overseas SC2
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        392,128                       $        125,072                       $        372,913
         (233,176)                               (63,939)                              (184,150)
-------------------                    -------------------                    -------------------
          158,952                                 61,133                                188,763
-------------------                    -------------------                    -------------------


        2,390,566                                982,735                              3,582,506
          786,038                                 (5,031)                                (5,611)
-------------------                    -------------------                    -------------------
        3,176,604                                977,704                              3,576,895
-------------------                    -------------------                    -------------------

      (12,576,278)                            (4,356,019)                           (13,654,132)
-------------------                    -------------------                    -------------------


 $     (9,240,722)                      $     (3,317,182)                      $     (9,888,474)
===================                    ===================                    ===================


             Overseas IC                            Overseas SC                           Overseas SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        158,952    $        495,650   $         61,133   $        231,723    $        188,763   $        719,004
        3,176,604           3,563,047            977,704          1,190,137           3,576,895          3,877,384
      (12,576,278)           (411,994)        (4,356,019)           147,244         (13,654,132)           418,351
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (9,240,722)          3,646,703         (3,317,182)         1,569,104          (9,888,474)         5,014,739
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          294,828             480,754             53,154             37,836           1,617,101          2,236,249
       (3,646,644)            423,104         (2,896,689)            32,064         (15,466,113)           215,726
       (2,707,484)         (3,395,242)        (1,307,059)          (906,196)         (1,807,574)        (1,590,589)
          (40,194)            (51,932)            (1,369)            (1,786)            (57,479)           (76,617)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (6,099,494)         (2,543,316)        (4,151,963)          (838,082)        (15,714,065)           784,769
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (15,340,216)          1,103,387         (7,469,145)           731,022         (25,602,539)         5,799,508
       25,356,035          24,252,648         10,751,114         10,020,092          36,014,351         30,214,843
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     10,015,819    $     25,356,035   $      3,281,969   $     10,751,114    $     10,411,812   $     36,014,351
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Asset Mgr. IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        654,315
   Mortality and expense risk charge                                                   (342,606)
                                                                              ------------------
Net investment income(loss)                                                             311,709
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    2,840,934
   Net realized gain(loss) on sale of fund shares                                      (758,961)
                                                                              ------------------
Net realized gain(loss)                                                               2,081,973
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (10,895,474)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (8,501,792)
                                                                              ==================


                                                                                          Asset Mgr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        311,709   $      1,531,942
   Net realized gain(loss)                                                            2,081,973            970,502
   Net change in unrealized appreciation/depreciation                               (10,895,474)         1,655,496
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (8,501,792)         4,157,940
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  177,405            183,557
   Subaccounts transfers (including fixed account), net                                (722,159)          (510,279)
   Transfers for policyowner benefits and terminations                               (3,673,576)        (4,607,312)
   Policyowner maintenance charges                                                      (78,200)           (89,557)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (4,296,530)        (5,023,591)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (12,798,322)          (865,651)
Net assets at beginning of period                                                    31,619,421         32,485,072
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     18,821,099   $     31,619,421
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
                                            Asset Mgr.
  Asset Mgr. SC                                SC2                               Inv. Bond IC
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         92,411                       $        104,208                       $      1,466,584
          (40,884)                               (32,681)                              (377,348)
-------------------                    -------------------                    -------------------
           51,527                                 71,527                              1,089,236
-------------------                    -------------------                    -------------------


          495,283                                390,072                                 28,477
         (226,748)                               (85,068)                              (499,949)
-------------------                    -------------------                    -------------------
          268,535                                305,004                               (471,472)
-------------------                    -------------------                    -------------------

       (1,657,078)                            (1,821,975)                            (2,050,111)
-------------------                    -------------------                    -------------------


 $     (1,337,016)                      $     (1,445,444)                      $     (1,432,347)
===================                    ===================                    ===================


            Asset Mgr. SC                         Asset Mgr. SC2                          Inv. Bond IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         51,527    $        293,637   $         71,527   $        192,406    $      1,089,236   $      1,042,033
          268,535             205,431            305,004            194,048            (471,472)           (51,412)
       (1,657,078)            307,754         (1,821,975)           111,758          (2,050,111)            87,418
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,337,016)            806,822         (1,445,444)           498,212          (1,432,347)         1,078,039
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            3,038               5,665            161,477             18,432             320,030            377,895
         (192,666)           (585,508)           584,384            374,922          (1,642,135)         3,536,092
       (1,386,210)           (909,396)          (320,256)          (200,350)         (7,191,907)        (5,313,537)
           (1,115)             (1,352)            (5,254)            (7,774)            (42,008)           (41,374)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,576,953)         (1,490,591)           420,351            185,230          (8,556,020)        (1,440,924)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,913,969)           (683,769)        (1,025,093)           683,442          (9,988,367)          (362,885)
        5,676,014           6,359,783          4,296,317          3,612,875          35,199,001         35,561,886
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      2,762,045    $      5,676,014   $      3,271,224   $      4,296,317    $     25,210,634   $     35,199,001
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Inv. Bond SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      1,868,206
   Mortality and expense risk charge                                                   (361,780)
                                                                              ------------------
Net investment income(loss)                                                           1,506,426
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                       37,665
   Net realized gain(loss) on sale of fund shares                                      (797,211)
                                                                              ------------------
Net realized gain(loss)                                                                (759,546)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (2,859,976)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (2,113,096)
                                                                              ==================


                                                                                          Inv. Bond SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,506,426   $        974,916
   Net realized gain(loss)                                                             (759,546)           (54,075)
   Net change in unrealized appreciation/depreciation                                (2,859,976)           287,093
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (2,113,096)         1,207,934
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                3,166,459          2,182,961
   Subaccounts transfers (including fixed account), net                                 746,035         11,399,606
   Transfers for policyowner benefits and terminations                               (5,430,114)        (2,349,674)
   Policyowner maintenance charges                                                     (123,878)           (73,937)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,641,498)        11,158,956
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (3,754,594)        12,366,890
Net assets at beginning of period                                                    42,850,302         30,483,412
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     39,095,708   $     42,850,302
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
    Contrafund                             Contrafund                             Contrafund
        IC                                     SC                                     SC2
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        351,250                       $        112,379                       $        309,904
         (549,192)                              (153,457)                              (425,571)
-------------------                    -------------------                    -------------------
         (197,942)                               (41,078)                              (115,667)
-------------------                    -------------------                    -------------------


        1,281,331                                560,184                              1,893,536
         (770,747)                            (1,410,263)                            (6,751,640)
-------------------                    -------------------                    -------------------
          510,584                               (850,079)                            (4,858,104)
-------------------                    -------------------                    -------------------

      (21,325,922)                            (7,044,729)                           (18,766,727)
-------------------                    -------------------                    -------------------


 $    (21,013,280)                      $     (7,935,886)                      $    (23,740,498)
===================                    ===================                    ===================


            Contrafund IC                          Contrafund SC                         Contrafund SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $       (197,942)   $       (262,467)  $        (41,078)  $        (31,233)   $       (115,667)  $         43,962
          510,584          17,485,201           (850,079)         7,173,056          (4,858,104)        19,552,570
      (21,325,922)         (8,751,099)        (7,044,729)        (3,525,866)        (18,766,727)       (10,234,638)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (21,013,280)          8,471,635         (7,935,886)         3,615,957         (23,740,498)         9,361,894
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          753,833           1,106,530             24,231            103,003           2,872,130          4,008,515
       (5,954,998)           (656,208)        (5,035,607)           624,525         (26,480,913)        15,281,761
       (6,714,619)         (9,493,578)        (3,483,400)        (3,236,819)         (4,684,074)        (2,516,996)
          (79,863)            (95,300)            (3,955)            (4,884)           (133,061)          (145,117)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
      (11,995,647)         (9,138,556)        (8,498,731)        (2,514,175)        (28,425,918)        16,628,163
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (33,008,927)           (666,921)       (16,434,617)         1,101,782         (52,166,416)        25,990,057
       56,850,343          57,517,264         24,806,922         23,705,140          78,316,505         52,326,448
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     23,841,416    $     56,850,343   $      8,372,305   $     24,806,922    $     26,150,089   $     78,316,505
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                Asset Mgr. Gr.
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         50,772
   Mortality and expense risk charge                                                    (41,827)
                                                                              ------------------
Net investment income(loss)                                                               8,945
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                        2,357
   Net realized gain(loss) on sale of fund shares                                        11,394
                                                                              ------------------
Net realized gain(loss)                                                                  13,751
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,268,892)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,246,196)
                                                                              ==================


                                                                                        Asset Mgr. Gr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          8,945   $        109,828
   Net realized gain(loss)                                                               13,751            164,808
   Net change in unrealized appreciation/depreciation                                (1,268,892)           328,218
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,246,196)           602,854
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   68,865             48,461
   Subaccounts transfers (including fixed account), net                                 (83,724)          (272,138)
   Transfers for policyowner benefits and terminations                                 (540,641)          (808,221)
   Policyowner maintenance charges                                                       (5,578)            (6,544)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (561,078)        (1,038,442)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,807,274)          (435,588)
Net assets at beginning of period                                                     3,707,891          4,143,479
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,900,617   $      3,707,891
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Fidelity                                                    Alger
----------------------------------------------------------------------------- --------------------------------------
  Asset Mgr. Gr.                         Asset Mgr. Gr.
        SC                                     SC2                                 Balanced
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         14,616                       $         28,019                       $        459,045
           (8,636)                               (13,055)                              (185,858)
-------------------                    -------------------                    ------------------
            5,980                                 14,964                                273,187
-------------------                    -------------------                    ------------------


              725                                  1,240                              2,186,036
          (38,548)                                26,394                               (730,587)
-------------------                    -------------------                    ------------------
          (37,823)                                27,634                              1,455,449
-------------------                    -------------------                    ------------------

         (336,969)                              (702,510)                            (8,114,938)
-------------------                    -------------------                    ------------------


 $       (368,812)                      $       (659,912)                      $     (6,386,302)
===================                    ===================                    ==================


          Asset Mgr. Gr. SC                     Asset Mgr. Gr. SC2                          Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          5,980    $         35,329   $         14,964   $         36,829    $        273,187   $        235,934
          (37,823)               (171)            27,634            170,765           1,455,449          1,827,199
         (336,969)            149,145           (702,510)            14,123          (8,114,938)           414,289
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (368,812)            184,303           (659,912)           221,717          (6,386,302)         2,477,422
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


               65                   8            124,332             58,519             297,161            281,582
          (41,508)              7,950            275,508            628,160          (1,258,238)          (430,591)
         (202,862)           (174,202)          (197,652)          (128,387)         (3,517,005)        (3,944,196)
             (272)               (309)            (1,930)            (1,654)            (30,846)           (38,986)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (244,577)           (166,553)           200,258            556,638          (4,508,928)        (4,132,191)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (613,389)             17,750           (459,654)           778,355         (10,895,230)        (1,654,769)
        1,161,683           1,143,933          1,660,007            881,652          22,720,339         24,375,108
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        548,294    $      1,161,683   $      1,200,353   $      1,660,007    $     11,825,109   $     22,720,339
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                               Strategic Inc.
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      1,131,916
   Mortality and expense risk charge                                                   (137,948)
                                                                              ------------------
Net investment income(loss)                                                             993,968
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (655,923)
                                                                              ------------------
Net realized gain(loss)                                                                (655,923)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,896,692)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,558,647)
                                                                              ==================


                                                                                         Strategic Inc.
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        993,968   $        630,013
   Net realized gain(loss)                                                             (655,923)           (17,946)
   Net change in unrealized appreciation/depreciation                                (1,896,692)          (167,776)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,558,647)           444,291
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  816,010            729,115
   Subaccounts transfers (including fixed account), net                              (5,831,484)         2,874,252
   Transfers for policyowner benefits and terminations                               (2,156,567)        (1,379,977)
   Policyowner maintenance charges                                                      (27,810)           (29,328)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (7,199,851)         2,194,062
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (8,758,498)         2,638,353
Net assets at beginning of period                                                    18,293,406         15,655,053
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      9,534,908   $     18,293,406
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      MFS
--------------------------------------------------------------------------------------------------------------------
                                              New
    Utilities                              Discovery                              Research
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        886,121                       $           ----                       $           ----
         (578,809)                               (69,595)                              (156,407)
-------------------                    -------------------                    ------------------
          307,312                                (69,595)                              (156,407)
-------------------                    -------------------                    ------------------


        9,172,759                              1,403,445                                   ----
        2,475,888                               (277,765)                              (247,653)
-------------------                    -------------------                    ------------------
       11,648,647                              1,125,680                               (247,653)
-------------------                    -------------------                    ------------------

      (36,236,287)                            (4,302,435)                           (15,936,346)
-------------------                    -------------------                    ------------------


 $    (24,280,328)                      $     (3,246,350)                      $    (16,340,406)
===================                    ===================                    ==================


              Utilities                            New Discovery                            Research
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        307,312    $        (80,892)  $        (69,595)  $       (103,135)   $       (156,407)  $           ----
       11,648,647           9,427,413          1,125,680          1,501,649            (247,653)              ----
      (36,236,287)          6,549,588         (4,302,435)        (1,142,647)        (15,936,346)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (24,280,328)         15,896,109         (3,246,350)           255,867         (16,340,406)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,530,582           1,924,260            110,070            201,524           2,802,538               ----
       (6,064,263)          2,769,826            (53,615)          (817,102)         47,398,585               ----
      (10,049,961)         (9,326,264)          (900,537)        (1,464,144)         (1,292,641)              ----
          (94,037)            (97,664)           (13,994)           (18,708)            (63,020)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
      (14,677,679)         (4,729,842)          (858,076)        (2,098,430)         48,845,462               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (38,958,007)         11,166,267         (4,104,426)        (1,842,563)         32,505,056               ----
       73,500,895          62,334,628          8,663,461         10,506,024                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     34,542,888    $     73,500,895   $      4,559,035   $      8,663,461    $     32,505,056   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                Total Return
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (3,275)
                                                                              ------------------
Net investment income(loss)                                                              (3,275)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (28,015)
                                                                              ------------------
Net realized gain(loss)                                                                 (28,015)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (116,882)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (148,172)
                                                                              ==================


                                                                                          Total Return
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (3,275)  $           ----
   Net realized gain(loss)                                                              (28,015)              ----
   Net change in unrealized appreciation/depreciation                                  (116,882)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (148,172)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    8,930               ----
   Subaccounts transfers (including fixed account), net                                 957,475               ----
   Transfers for policyowner benefits and terminations                                  (23,727)              ----
   Policyowner maintenance charges                                                       (1,089)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    941,589               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  793,417               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        793,417   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                   Van Kampen
--------------------------------------------------------------------------------------------------------------------
     Emerging
      Markets                              Global Value                          Intl. Magnum
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $        329,773                       $        290,386
         (318,031)                              (125,568)                               (90,950)
-------------------                    -------------------                    ------------------
         (318,031)                               204,205                                199,436
-------------------                    -------------------                    ------------------


        9,566,814                              3,727,011                              1,134,458
          286,510                               (532,401)                              (255,154)
-------------------                    -------------------                    ------------------
        9,853,324                              3,194,610                                879,304
-------------------                    -------------------                    ------------------

      (34,046,779)                            (9,687,657)                            (6,088,489)
-------------------                    -------------------                    ------------------


 $    (24,511,486)                      $     (6,288,842)                      $     (5,009,749)
===================                    ===================                    ==================


          Emerging Markets                         Global Value                           Intl. Magnum
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $       (318,031)   $       (222,300)  $        204,205   $        159,867    $        199,436   $         58,687
        9,853,324           7,585,110          3,194,610          2,601,313             879,304          1,738,312
      (34,046,779)          5,023,112         (9,687,657)        (1,738,008)         (6,088,489)          (345,518)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (24,511,486)         12,385,922         (6,288,842)         1,023,172          (5,009,749)         1,451,481
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,689,083           1,669,710            184,922            341,023             146,875            313,272
        2,169,156           1,298,588           (840,622)          (494,293)         (1,282,351)         1,594,869
       (4,036,312)         (3,452,328)        (1,845,347)        (2,727,976)         (1,309,247)          (862,382)
          (74,781)            (61,129)           (21,752)           (30,580)            (16,922)           (17,753)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (252,854)           (545,159)        (2,522,799)        (2,911,826)         (2,461,645)         1,028,006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (24,764,340)         11,840,763         (8,811,641)        (1,888,654)         (7,471,394)         2,479,487
       44,659,068          32,818,305         16,992,272         18,880,926          12,948,164         10,468,677
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     19,894,728    $     44,659,068   $      8,180,631   $     16,992,272    $      5,476,770   $     12,948,164
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Van Kampen
                                                                              --------------------------------------
                                                                                 U.S. Real
                                                                                   Estate
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        984,946
   Mortality and expense risk charge                                                   (278,046)
                                                                              ------------------
Net investment income(loss)                                                             706,900
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                   10,802,295
   Net realized gain(loss) on sale of fund shares                                    (1,186,805)
                                                                              ------------------
Net realized gain(loss)                                                               9,615,490
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (22,347,067)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (12,024,677)
                                                                              ==================


                                                                                        U.S. Real Estate
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        706,900   $         36,553
   Net realized gain(loss)                                                            9,615,490          8,075,501
   Net change in unrealized appreciation/depreciation                               (22,347,067)       (15,334,104)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (12,024,677)        (7,222,050)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,864,154          1,524,859
   Subaccounts transfers (including fixed account), net                               2,618,447         (3,434,600)
   Transfers for policyowner benefits and terminations                               (3,339,792)        (4,688,894)
   Policyowner maintenance charges                                                      (61,991)           (68,123)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,080,818         (6,666,758)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (10,943,859)       (13,888,808)
Net assets at beginning of period                                                    32,356,143         46,244,951
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     21,412,284   $     32,356,143
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                    Ameritas
--------------------------------------------------------------------------------------------------------------------
                                                                                    Money
   Core Strat.                               MidCap                                 Market
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        662,496                       $           ----                       $      2,531,626
         (682,360)                              (437,002)                              (853,790)
-------------------                    -------------------                    ------------------
          (19,864)                              (437,002)                             1,677,836
-------------------                    -------------------                    ------------------


        2,267,952                              2,634,001                                   ----
         (592,657)                            (1,029,857)                                  ----
-------------------                    -------------------                    ------------------
        1,675,295                              1,604,144                                   ----
-------------------                    -------------------                    ------------------

      (37,812,437)                           (32,608,396)                                  ----
-------------------                    -------------------                    ------------------


 $    (36,157,006)                      $    (31,441,254)                      $      1,677,836
===================                    ===================                    ==================


             Core Strat.                              MidCap                              Money Market

-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (19,864)   $       (146,587)  $       (437,002)  $       (594,138)   $      1,677,836   $      2,291,696
        1,675,295           7,570,278          1,604,144         14,809,939                ----               ----
      (37,812,437)         (4,560,027)       (32,608,396)         1,097,002                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (36,157,006)          2,863,664        (31,441,254)        15,312,803           1,677,836          2,291,696
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        5,513,776           3,408,597          1,246,306          1,383,985         143,886,259         84,920,431
       14,621,754          26,676,108         (1,752,403)         1,221,716         (69,030,888)       (38,036,436)
       (8,303,588)         (7,756,266)        (5,535,558)        (7,097,139)        (37,052,129)       (33,878,440)
         (178,775)           (103,803)           (87,697)           (87,601)           (201,520)            72,001
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       11,653,167          22,224,636         (6,129,352)        (4,579,039)         37,601,722         13,077,556
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (24,503,839)         25,088,300        (37,570,606)        10,733,764          39,279,558         15,369,252
       80,948,145          55,859,845         59,913,451         49,179,687          64,418,112         49,048,860
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     56,444,306    $     80,948,145   $     22,342,845   $     59,913,451    $    103,697,670   $     64,418,112
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                   (217,367)
                                                                              ------------------
Net investment income(loss)                                                            (217,367)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       898,763
                                                                              ------------------
Net realized gain(loss)                                                                 898,763
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (9,539,787)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (8,858,391)
                                                                              ==================


                                                                                            Small Cap

                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $       (217,367)  $       (266,407)
   Net realized gain(loss)                                                              898,763            836,799
   Net change in unrealized appreciation/depreciation                                (9,539,787)         1,757,725
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (8,858,391)         2,328,117
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  893,634            782,523
   Subaccounts transfers (including fixed account), net                                  73,526          2,951,523
   Transfers for policyowner benefits and terminations                               (2,432,111)        (3,282,109)
   Policyowner maintenance charges                                                      (51,326)           (48,046)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,516,277)           403,891
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (10,374,668)         2,732,008
Net assets at beginning of period                                                    24,976,796         22,244,788
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     14,602,128   $     24,976,796
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Ameritas                                                   Calvert
----------------------------------------------------------------------------- --------------------------------------
     Small Co.                               Focused
      Equity                                 MidCap                                Balanced
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $        220,904                       $        145,362
          (99,392)                              (327,578)                               (58,862)
-------------------                    -------------------                    ------------------
          (99,392)                              (106,674)                                86,500
-------------------                    -------------------                    ------------------


          421,373                              1,958,626                                 81,209
         (884,657)                            (2,059,053)                              (179,678)
-------------------                    -------------------                    ------------------
         (463,284)                              (100,427)                               (98,469)
-------------------                    -------------------                    ------------------

       (3,024,778)                           (16,450,043)                            (2,191,187)
-------------------                    -------------------                    ------------------


 $     (3,587,454)                      $    (16,657,144)                      $     (2,203,156)
===================                    ===================                    ==================


          Small Co. Equity                        Focused MidCap                            Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (99,392)   $       (157,313)  $       (106,674)  $       (290,433)   $         86,500   $        107,244
         (463,284)          2,847,269           (100,427)        10,767,652             (98,469)           599,176
       (3,024,778)         (2,475,291)       (16,450,043)        (8,385,927)         (2,191,187)          (568,751)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,587,454)            214,665        (16,657,144)         2,091,292          (2,203,156)           137,669
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          174,405             382,021          1,871,300          2,626,178             253,420            248,815
       (1,716,261)         (2,657,038)       (10,902,497)         1,021,325            (304,218)           127,079
       (1,377,578)         (1,662,900)        (4,123,259)        (3,798,715)           (798,754)          (650,572)
          (22,232)            (31,869)           (82,903)           (90,400)            (13,702)           (14,450)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (2,941,666)         (3,969,786)       (13,237,359)          (241,612)           (863,254)          (289,128)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (6,529,120)         (3,755,121)       (29,894,503)         1,849,680          (3,066,410)          (151,459)
       13,745,773          17,500,894         49,747,183         47,897,503           7,401,718          7,553,177
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      7,216,653    $     13,745,773   $     19,852,680   $     49,747,183    $      4,335,308   $      7,401,718
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                Intl. Equity
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        181,206
   Mortality and expense risk charge                                                    (77,913)
                                                                              ------------------
Net investment income(loss)                                                             103,293
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      298,489
   Net realized gain(loss) on sale of fund shares                                      (256,403)
                                                                              ------------------
Net realized gain(loss)                                                                  42,086
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (5,198,133)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (5,052,754)
                                                                              ==================


                                                                                          Intl. Equity
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        103,293   $         14,476
   Net realized gain(loss)                                                               42,086          2,792,674
   Net change in unrealized appreciation/depreciation                                (5,198,133)        (2,644,066)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (5,052,754)           163,084
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  368,186            465,785
   Subaccounts transfers (including fixed account), net                                (642,927)           (88,250)
   Transfers for policyowner benefits and terminations                               (1,212,179)          (726,582)
   Policyowner maintenance charges                                                      (20,882)           (28,045)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,507,802)          (377,092)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (6,560,556)          (214,008)
Net assets at beginning of period                                                    12,001,600         12,215,608
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      5,441,044   $     12,001,600
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         Calvert
--------------------------------------------------------------------------------------------------------------------

     Mid Cap                                 Equity                                Income
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $      2,478,975
          (60,997)                               (46,681)                              (502,267)
-------------------                    -------------------                    ------------------
          (60,997)                               (46,681)                             1,976,708
-------------------                    -------------------                    ------------------


           35,587                                 42,893                                   ----
          (19,860)                               (36,362)                            (1,113,134)
-------------------                    -------------------                    ------------------
           15,727                                  6,531                             (1,113,134)
-------------------                    -------------------                    ------------------

       (2,426,245)                            (2,393,129)                            (8,245,956)
-------------------                    -------------------                    ------------------


 $     (2,471,515)                      $     (2,433,279)                      $     (7,382,382)
===================                    ===================                    ==================


               Mid Cap                                Equity                                 Income
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (60,997)   $        (58,098)  $        (46,681)  $        (52,967)   $      1,976,708   $      2,200,443
           15,727             423,707              6,531            517,517          (1,113,134)           290,762
       (2,426,245)             27,568         (2,393,129)            79,744          (8,245,956)          (220,316)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,471,515)            393,177         (2,433,279)           544,294          (7,382,382)         2,270,889
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          208,953             302,561            235,589            396,131           3,761,414          3,425,632
       (2,836,667)          3,833,166            263,814           (197,583)         (4,227,395)        11,256,276
         (620,651)           (374,295)          (281,278)          (218,586)         (8,169,535)        (3,550,647)
          (15,699)            (13,682)           (15,356)           (16,782)           (149,143)          (113,471)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (3,264,064)          3,747,750            202,769            (36,820)         (8,784,659)        11,017,790
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (5,735,579)          4,140,927         (2,230,510)           507,474         (16,167,041)        13,288,679
        9,349,549           5,208,622          6,439,756          5,932,282          62,539,649         49,250,970
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,613,970    $      9,349,549   $      4,209,246   $      6,439,756    $     46,372,608   $     62,539,649
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        American Century
                                                                              --------------------------------------
                                                                                  Income &
                                                                                   Growth
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        415,620
   Mortality and expense risk charge                                                   (175,878)
                                                                              ------------------
Net investment income(loss)                                                             239,742
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    2,489,925
   Net realized gain(loss) on sale of fund shares                                      (204,121)
                                                                              ------------------
Net realized gain(loss)                                                               2,285,804
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (10,182,177)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (7,656,631)
                                                                              ==================


                                                                                         Income & Growth
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        239,742   $        425,913
   Net realized gain(loss)                                                            2,285,804          4,704,206
   Net change in unrealized appreciation/depreciation                               (10,182,177)        (4,676,707)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (7,656,631)           453,412
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  394,381          1,115,505
   Subaccounts transfers (including fixed account), net                              (3,567,808)       (13,351,695)
   Transfers for policyowner benefits and terminations                               (2,354,191)        (3,151,566)
   Policyowner maintenance charges                                                      (41,034)           (68,097)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (5,568,652)       (15,455,853)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (13,225,283)       (15,002,441)
Net assets at beginning of period                                                    25,694,046         40,696,487
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     12,468,763   $     25,694,046
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

          American Century                                                 AIM
-------------------------------------- -----------------------------------------------------------------------------
     Mid Cap                                                                        Intl.
      Value                                 Dynamics                               Growth
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $          1,539
           (3,516)                               (40,199)                                  (580)
-------------------                    -------------------                    ------------------
           (3,516)                               (40,199)                                   959
-------------------                    -------------------                    ------------------


             ----                                   ----                                  3,722
         (105,919)                               115,644                                 (8,215)
-------------------                    -------------------                    ------------------
         (105,919)                               115,644                                 (4,493)
-------------------                    -------------------                    ------------------

         (156,895)                            (2,583,645)                               (30,125)
-------------------                    -------------------                    ------------------


 $       (266,330)                      $     (2,508,200)                      $        (33,659)
===================                    ===================                    ==================


            Mid Cap Value                            Dynamics                             Intl. Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (3,516)   $           ----   $        (40,199)  $        (68,432)   $            959   $           ----
         (105,919)               ----            115,644            930,288              (4,493)              ----
         (156,895)               ----         (2,583,645)          (126,529)            (30,125)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (266,330)               ----         (2,508,200)           735,327             (33,659)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            4,718                ----             95,743            182,522               6,640               ----
        1,125,728                ----           (428,187)        (1,154,942)            305,717               ----
          (61,280)               ----           (544,177)          (862,443)             (5,093)              ----
             (698)               ----             (9,616)           (16,355)               (133)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        1,068,468                ----           (886,237)        (1,851,218)            307,131               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          802,138                ----         (3,394,437)        (1,115,891)            273,472               ----
             ----                ----          5,854,658          6,970,549                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        802,138    $           ----   $      2,460,221   $      5,854,658    $        273,472   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------
                                                                                     S&P
                                                                                   MidCap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        237,257
   Mortality and expense risk charge                                                   (104,167)
                                                                              ------------------
Net investment income(loss)                                                             133,090
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      934,340
   Net realized gain(loss) on sale of fund shares                                      (176,960)
                                                                              ------------------
Net realized gain(loss)                                                                 757,380
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (5,598,399)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (4,707,929)
                                                                              ==================


                                                                                           S&P MidCap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        133,090   $         (1,063)
   Net realized gain(loss)                                                              757,380          1,497,627
   Net change in unrealized appreciation/depreciation                                (5,598,399)          (533,282)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (4,707,929)           963,282
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  292,840            434,389
   Subaccounts transfers (including fixed account), net                                (276,763)        (1,362,239)
   Transfers for policyowner benefits and terminations                               (1,417,619)          (994,871)
   Policyowner maintenance charges                                                      (23,998)           (31,188)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,425,540)        (1,953,909)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (6,133,469)          (990,627)
Net assets at beginning of period                                                    13,659,271         14,649,898
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      7,525,802   $     13,659,271
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         Summit
--------------------------------------------------------------------------------------------------------------------
     Russell                               Nasdaq-100                                EAFE
    Small Cap                                 Index                                  Intl.
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        120,876                       $          2,609                       $         10,712
          (58,254)                               (59,851)                                (1,787)
-------------------                    -------------------                    ------------------
           62,622                                (57,242)                                 8,925
-------------------                    -------------------                    ------------------


          390,821                                   ----                                   ----
         (153,871)                               122,285                                (27,161)
-------------------                    -------------------                    ------------------
          236,950                                122,285                                (27,161)
-------------------                    -------------------                    ------------------

       (2,868,188)                            (3,231,104)                              (160,367)
-------------------                    -------------------                    ------------------


 $     (2,568,616)                      $     (3,166,061)                      $       (178,603)
===================                    ===================                    ==================


          Russell Small Cap                      Nasdaq-100 Index                          EAFE Intl.
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         62,622    $        (26,350)  $        (57,242)  $          5,727    $          8,925   $           ----
          236,950           1,287,390            122,285            512,926             (27,161)              ----
       (2,868,188)         (1,501,399)        (3,231,104)           574,377            (160,367)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,568,616)           (240,359)        (3,166,061)         1,093,030            (178,603)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          204,189             288,884            160,279            231,492             123,220               ----
          491,099          (1,739,239)          (766,176)         1,902,201             445,616               ----
         (764,150)           (817,705)          (802,318)          (519,684)            (14,886)              ----
          (12,169)            (16,418)           (14,629)           (15,052)               (265)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (81,031)         (2,284,478)        (1,422,844)         1,598,957             553,685               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,649,647)         (2,524,837)        (4,588,905)         2,691,987             375,082               ----
        7,257,998           9,782,835          8,463,894          5,771,907                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      4,608,351    $      7,257,998   $      3,874,989   $      8,463,894    $        375,082   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                  Inflation
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        283,253
   Mortality and expense risk charge                                                    (57,129)
                                                                              ------------------
Net investment income(loss)                                                             226,124
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (169,165)
                                                                              ------------------
Net realized gain(loss)                                                                (169,165)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (971,456)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (914,497)
                                                                              ==================


                                                                                            Inflation
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        226,124   $           ----
   Net realized gain(loss)                                                             (169,165)              ----
   Net change in unrealized appreciation/depreciation                                  (971,456)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (914,497)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  769,423               ----
   Subaccounts transfers (including fixed account), net                              12,265,741               ----
   Transfers for policyowner benefits and terminations                                 (555,358)              ----
   Policyowner maintenance charges                                                      (18,834)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 12,460,972               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               11,546,475               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     11,546,475   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Summit
--------------------------------------------------------------------------------------------------------------------

    Aggressive                            Conservative                             Target
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $          4,326                       $         19,846                       $          3,066
             (801)                                (4,294)                                  (160)
-------------------                    -------------------                    ------------------
            3,525                                 15,552                                  2,906
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
           (4,435)                                (1,904)                                (4,915)
-------------------                    -------------------                    ------------------
           (4,435)                                (1,904)                                (4,915)
-------------------                    -------------------                    ------------------

          (46,959)                               (98,083)                                (2,722)
-------------------                    -------------------                    ------------------


 $        (47,869)                      $        (84,435)                      $         (4,731)
===================                    ===================                    ==================


             Aggressive                            Conservative                              Target
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          3,525    $           ----   $         15,552   $           ----    $          2,906   $           ----
           (4,435)               ----             (1,904)              ----              (4,915)              ----
          (46,959)               ----            (98,083)              ----              (2,722)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (47,869)               ----            (84,435)              ----              (4,731)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            5,924                ----              1,708               ----               1,841               ----
          250,236                ----          1,065,306               ----             183,955               ----
           (5,197)               ----            (22,862)              ----              (1,665)              ----
             (176)               ----               (698)              ----                 (50)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          250,787                ----          1,043,454               ----             184,081               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          202,918                ----            959,019               ----             179,350               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        202,918    $           ----   $        959,019   $           ----    $        179,350   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------
                                                                                   Natural
                                                                                  Resources
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          3,744
   Mortality and expense risk charge                                                    (17,108)
                                                                              ------------------
Net investment income(loss)                                                             (13,364)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (601,055)
                                                                              ------------------
Net realized gain(loss)                                                                (601,055)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,285,191)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,899,610)
                                                                              ==================


                                                                                        Natural Resources
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (13,364)  $           ----
   Net realized gain(loss)                                                             (601,055)              ----
   Net change in unrealized appreciation/depreciation                                (1,285,191)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,899,610)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   98,584               ----
   Subaccounts transfers (including fixed account), net                               3,640,523               ----
   Transfers for policyowner benefits and terminations                                 (116,166)              ----
   Policyowner maintenance charges                                                       (3,068)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  3,619,873               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,720,263               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,720,263   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                   Summit                                                 Third Avenue
----------------------------------------------------------------------------- --------------------------------------

     S&P 500                                 Zenith                                 Value
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        494,256                       $        394,142                       $        456,543
          (17,529)                               (38,556)                              (524,942)
-------------------                    -------------------                    ------------------
          476,727                                355,586                                (68,399)
-------------------                    -------------------                    ------------------


            2,064                                179,112                              9,093,884
            2,383                                    201                             (1,742,088)
-------------------                    -------------------                    ------------------
            4,447                                179,313                              7,351,796
-------------------                    -------------------                    ------------------

          340,708                              1,592,399                            (36,603,751)
-------------------                    -------------------                    ------------------


 $        821,882                       $      2,127,298                       $    (29,320,354)
===================                    ===================                    ==================


               S&P 500                                Zenith                                  Value
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        476,727    $           ----   $        355,586   $           ----    $        (68,399)  $        961,923
            4,447                ----            179,313               ----           7,351,796          9,297,536
          340,708                ----          1,592,399               ----         (36,603,751)       (14,488,106)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          821,882                ----          2,127,298               ----         (29,320,354)        (4,228,647)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           26,680                ----            278,140               ----           1,821,293          2,503,034
       29,862,202                ----         76,106,403               ----          (3,122,142)        (3,376,504)
         (197,760)               ----           (320,777)              ----          (7,638,924)        (7,970,354)
           (2,841)               ----            (12,881)              ----            (111,699)          (147,957)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       29,688,281                ----         76,050,885               ----          (9,051,472)        (8,991,781)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       30,510,163                ----         78,178,183               ----         (38,371,826)       (13,220,428)
             ----                ----               ----               ----          72,328,276         85,548,704
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     30,510,163    $           ----   $     78,178,183   $           ----    $     33,956,450   $     72,328,276
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Dreyfus
                                                                              --------------------------------------

                                                                                   MidCap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         29,865
   Mortality and expense risk charge                                                    (33,474)
                                                                              ------------------
Net investment income(loss)                                                              (3,609)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      593,747
   Net realized gain(loss) on sale of fund shares                                      (456,423)
                                                                              ------------------
Net realized gain(loss)                                                                 137,324
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,864,991)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,731,276)
                                                                              ==================


                                                                                             MidCap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (3,609)  $        (35,400)
   Net realized gain(loss)                                                              137,324            625,617
   Net change in unrealized appreciation/depreciation                                (1,864,991)          (556,800)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,731,276)            33,417
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   58,678            204,613
   Subaccounts transfers (including fixed account), net                                (227,553)          (696,477)
   Transfers for policyowner benefits and terminations                                 (530,249)          (312,094)
   Policyowner maintenance charges                                                       (7,956)           (10,193)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (707,080)          (814,151)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (2,438,356)          (780,734)
Net assets at beginning of period                                                     4,767,907          5,548,641
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,329,551   $      4,767,907
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Scudder                                               Neuberger Berman
----------------------------------------------------------------------------- --------------------------------------
      Small
    Mid Value                               Thematic                               Regency
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $          1,074
          (38,619)                                (1,165)                                  (440)
-------------------                    -------------------                    ------------------
          (38,619)                                (1,165)                                   634
-------------------                    -------------------                    ------------------


             ----                                   ----                                    198
          (74,182)                               (18,328)                               (18,036)
-------------------                    -------------------                    ------------------
          (74,182)                               (18,328)                               (17,838)
-------------------                    -------------------                    ------------------

       (2,748,364)                              (102,257)                               (32,650)
-------------------                    -------------------                    ------------------


 $     (2,861,165)                      $       (121,750)                      $        (49,854)
===================                    ===================                    ==================


           Small Mid Value                           Thematic                                Regency
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (38,619)   $           ----   $         (1,165)  $           ----    $            634   $           ----
          (74,182)               ----            (18,328)              ----             (17,838)              ----
       (2,748,364)               ----           (102,257)              ----             (32,650)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,861,165)               ----           (121,750)              ----             (49,854)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          651,763                ----              7,438               ----               2,358               ----
       10,631,805                ----            281,249               ----              95,073               ----
         (333,409)               ----             (9,104)              ----              (2,598)              ----
          (14,934)               ----               (132)              ----                 (35)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       10,935,225                ----            279,451               ----              94,798               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        8,074,060                ----            157,701               ----              44,944               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      8,074,060    $           ----   $        157,701   $           ----    $         44,944   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             T. Rowe
                                                                              --------------------------------------

                                                                                  Blue Chip
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         46,587
   Mortality and expense risk charge                                                   (160,974)
                                                                              ------------------
Net investment income(loss)                                                            (114,387)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (116,687)
                                                                              ------------------
Net realized gain(loss)                                                                (116,687)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (15,632,566)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (15,863,640)
                                                                              ==================


                                                                                            Blue Chip
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $       (114,387)  $           ----
   Net realized gain(loss)                                                             (116,687)              ----
   Net change in unrealized appreciation/depreciation                               (15,632,566)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (15,863,640)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,865,834               ----
   Subaccounts transfers (including fixed account), net                              46,311,333               ----
   Transfers for policyowner benefits and terminations                               (1,370,208)              ----
   Policyowner maintenance charges                                                      (65,385)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 47,741,574               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               31,877,934               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     31,877,934   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2008 AND 2007

1.  ORGANIZATION

    Ameritas Variable Separate Account VA-2 (the "Account") (formerly Ameritas Variable Life Insurance Company Separate Account VA-2) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company. Effective May 1, 2007 Ameritas Variable Life Insurance Company merged with its parent, Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company). As a result of this merger, the Account was transferred, intact, to ALIC and renamed Ameritas Variable Separate Account VA-2. The assets of the Account are held by ALIC and are segregated from all of ALIC's other assets and are used only to support variable annuity products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2008, there are sixty-five subaccounts available within the Account listed as follows:

    Fidelity Management & Research              Massachusetts Financial Services Company
      Company (Advisor)                           MFS
      Fidelity (Fund)                               *Strategic Inc.
        *Equity-Income IC (Subaccount)              *Utilities
        *Equity-Income SC                           *New Discovery
        *Equity-Income SC2                          *Research
        *Growth IC                                   (Commenced May 2, 2008)
        *Growth SC                                  *Total Return
        *Growth SC2                                  (Commenced April 30, 2008)
        *High Income IC
        *High Income SC                         Morgan Stanley Investment Management
        *High Income SC2                          Inc., dba Van Kampen
        *Overseas IC                              Van Kampen
        *Overseas SC                                *Emerging Markets
        *Overseas SC2                               *Global Value
        *Asset Mgr. IC                              *Intl. Magnum
        *Asset Mgr. SC                              *U.S. Real Estate
        *Asset Mgr. SC2
        *Inv. Bond IC                           Calvert Asset Management Company, Inc.
        *Inv. Bond SC2                            (See Note 3)
        *Contrafund IC                            Ameritas
        *Contrafund SC                              *Core Strat.
        *Contrafund SC2                             *MidCap
        *Asset Mgr. Gr. IC                          *Money Market
        *Asset Mgr. Gr. SC                          *Small Cap
        *Asset Mgr. Gr. SC2                         *Small Co. Equity
                                                    *Focused MidCap
    Fred Alger Management, Inc.
      Alger
        *Balanced

                                     FS-39

1.  ORGANIZATION, continued

    Calvert Asset Management Company, Inc. ,    Calvert Asset Management Company, Inc. , continued
      continued  (See Note 3)                     (See Note 3)
      Calvert                                     Summit, continued
        *Balanced                                   *Target
        *Intl. Equity                                 (Commenced May 26, 2008)
        *Mid Cap                                    *Natural Resources
        *Equity                                       (Commenced May 2, 2008)
        *Income                                     *S&P 500
                                                      (Commenced December 12, 2008)
    American Century Investment                     *Zenith
      Management, Inc.                                (Commenced December 12, 2008)
      American Century
        *Income & Growth                        Third Avenue Management LLC
        *Mid Cap Value                            Third Avenue
         (Commenced May 16, 2008)                   *Value

    Invesco AIM Advisors, Inc.                  The Dreyfus Corporation
      AIM                                         Dreyfus
        *Dynamics                                   *MidCap
        *Intl. Growth
        (Commenced May 15, 2008)                Deutsch Investment Management Americas Inc.
                                                  Scudder
    Calvert Asset Management Company, Inc. ,        *Small Mid Value
      (See Note 3)                                    (Commenced April 30, 2008)
      Summit                                        *Thematic
        *S&P MidCap                                   (Commenced May 2, 2008)
        *Russell Small Cap
        *Nasdaq-100 Index                       Neuberger Berman Management Inc.
        *EAFE Intl.                               Neuberger Berman
         (Commenced May 7, 2008)                    *Regency
        *Inflation                                    (Commenced May 14, 2008)
         (Commenced April 30, 2008)
        *Aggressive                             T. Rowe Price Associates, Inc.
         (Commenced May 9, 2008)                  T. Rowe
        *Conservative                               *Blue Chip
         (Commenced May 19, 2008)                     (Commenced April 30, 2008)

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted Financial Accounting Standards Board (FASB) Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 had no impact on any subaccounts' financial position or results of operations.

    FAS 157 applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that each asset and liability carried at fair value be classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2008 and 2007, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee                Administrative
                                                                                                     Fee
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                           0.00750                 0.00050
       MidCap                                                                0.00800                 0.00050
       Money Market                                                          0.00200                 0.00050
       Small Cap                                                             0.00850                 0.00050
       Small Co. Equity                                                      0.01120                 0.00050
       Focused MidCap                                                        0.00820(1)              0.00050
     Calvert:
       Balanced                                                              0.00425                 0.00275
       Intl. Equity                                                          0.00750                 0.00350
       Mid Cap                                                               0.00650                 0.00250
       Equity                                                                0.00500                 0.00200
       Income                                                                0.00400                 0.00300
     Summit:
       S&P MidCap                                                            0.00300                 0.00100
       Russell Small Cap                                                     0.00350                 0.00100
       Nasdaq-100 Index                                                      0.00350                 0.00100
       EAFE Intl.                                                            0.00560                 0.00100
       Inflation                                                             0.00500                 0.00100
       Aggressive                                                            0.00550                 0.00100
       Conservative                                                          0.00550                 0.00100
       Target                                                                0.00550                 0.00100
       Natural Resources                                                     0.00550                 0.00100
       S&P 500                                                               0.00250                 0.00100
       Zenith                                                                0.00640                 0.00100

     (1) Effective May 1, 2007, Calvert Asset Management Company reduced the
         .00920 investment advisory fee by .00100.

    On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

                                     FS-42

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2008 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Fidelity:
       Equity-Income IC                                                $        1,237,035      $       13,321,025
       Equity-Income SC                                                           527,787               7,666,625
       Equity-Income SC2                                                        9,200,502              41,510,841
       Growth IC                                                                2,047,222               7,927,448
       Growth SC                                                                  169,688               3,084,495
       Growth SC2                                                               1,566,811               4,250,222
       High Income IC                                                           4,054,781               3,787,540
       High Income SC                                                           2,146,130               1,961,588
       High Income SC2                                                         17,941,695               5,409,259
       Overseas IC                                                              3,237,671               6,787,647
       Overseas SC                                                              1,456,875               4,564,971
       Overseas SC2                                                             9,437,758              21,380,554
       Asset Mgr. IC                                                            3,953,133               5,097,020
       Asset Mgr. SC                                                              845,314               1,875,457
       Asset Mgr. SC2                                                           1,787,387                 905,438
       Inv. Bond IC                                                             6,331,825              13,770,131
       Inv. Bond SC2                                                           14,173,200              14,270,606
       Contrafund IC                                                            2,293,982              13,206,240
       Contrafund SC                                                            1,108,915               9,088,540
       Contrafund SC2                                                          11,671,911              38,319,961
       Asset Mgr. Gr. IC                                                          588,293               1,138,069
       Asset Mgr. Gr. SC                                                          162,792                 400,665
       Asset Mgr. Gr. SC2                                                       1,607,296               1,390,835

     Alger:
       Balanced                                                                 3,387,210               5,436,916

     MFS:
       Strategic Inc.                                                           3,550,764               9,756,647
       Utilities                                                               15,236,840              20,434,449
       New Discovery                                                            2,228,023               1,752,250
       Research                                                                49,158,531                 469,476
       Total Return                                                             1,080,796                 142,482

     Van Kampen:
       Emerging Markets                                                        17,587,555               8,591,625
       Global Value                                                             4,412,763               3,004,347
       Intl. Magnum                                                             1,957,688               3,085,440
       U.S. Real Estate                                                        20,140,491               7,550,479


                                     FS-43

4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                     $       20,740,051      $        6,838,796
       MidCap                                                                   7,407,221              11,339,574
       Money Market                                                           116,371,571              77,086,562
       Small Cap                                                                2,557,237               4,290,882
       Small Co. Equity                                                           744,430               3,342,114
       Focused MidCap                                                           7,728,653              19,114,060

     Calvert:
       Balanced                                                                   945,479               1,641,024
       Intl. Equity                                                             1,612,599               2,718,618
       Mid Cap                                                                    274,013               3,563,486
       Equity                                                                   1,166,348                 967,367
       Income                                                                  10,520,539              17,328,489

     American Century:
       Income & Growth                                                          4,290,697               7,129,681
       Mid Cap Value                                                            1,974,831                 909,879

     AIM:
       Dynamics                                                                   357,621               1,284,057
       Intl. Growth                                                               346,511                  34,698

     Summit:
       S&P MidCap                                                               2,419,045               2,777,156
       Russell Small Cap                                                        2,527,510               2,155,097
       Nasdaq-100 Index                                                         2,045,896               3,525,982
       EAFE Intl.                                                                 649,995                  87,385
       Inflation                                                               15,068,900               2,381,804
       Aggressive                                                                 271,368                  17,056
       Conservative                                                             1,078,827                  19,821
       Target                                                                     224,583                  37,595
       Natural Resources                                                        6,492,193               2,885,684
       S&P 500                                                                 30,428,824                 261,752
       Zenith                                                                  76,619,841                  34,259

     Third Avenue:
       Value                                                                   11,702,723              11,728,709

     Dreyfus:
       MidCap                                                                   1,146,437               1,263,379

     Scudder:
       Small Mid Value                                                         11,140,120                 243,514
       Thematic                                                                   348,149                  69,863


                                     FS-44

4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Neuberger Berman:
       Regency                                                         $          220,517      $          124,887
     T. Rowe:
       Blue Chip                                                               47,943,726                 316,539

5.  FINANCIAL HIGHLIGHTS

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .80 percent and 1.40 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .05 to .80 percent annualized, depending on the product and options selected.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity:
 Equity-Income IC
 2008                  21.52   36.92         821,310    24,653,422     2.23       1.25    1.40    (43.45)   (43.37)
 2007                  38.05   65.19       1,115,417    58,498,303     1.69       1.25    1.40      0.12      0.27
 2006                  38.01   65.02       1,301,414    68,102,048     3.33       1.25    1.40     18.53     18.71
 2005                  32.07   54.77       1,531,653    67,656,420     1.71       1.25    1.40      4.40      4.56
 2004                  30.71   52.38       1,833,789    77,672,395     1.64       1.25    1.40      9.98     10.14

 Equity-Income SC
 2008                  22.29   22.29         205,618     4,583,534     1.66       0.95    0.95    (43.25)   (43.25)
 2007                  39.28   39.28         419,707    16,485,344     1.66       0.95    0.95      0.46      0.46
 2006                  39.10   39.10         446,553    17,460,158     3.16       0.95    0.95     18.95     18.95
 2005                  32.87   32.87         472,238    15,522,755     1.53       0.95    0.95      4.76      4.76
 2004                  31.38   31.38         477,376    14,978,185     1.47       0.95    0.95     10.33     10.33

 Equity-Income SC2
 2008                  18.65   18.65         803,910    14,989,284     1.29       0.80    0.80    (43.29)   (43.29)
 2007                  32.88   32.88       1,931,937    63,524,179     1.83       0.80    0.80      0.46      0.46
 2006                  32.73   32.73       1,509,056    49,390,507     2.97       0.80    0.80     18.98     18.98
 2005                  27.51   27.51       1,202,755    33,086,178     1.20       0.80    0.80      4.73      4.73
 2004                  26.27   26.27         821,828    21,585,568     1.22       0.80    0.80     10.35     10.25

 Growth IC
 2008                  28.42   39.87         464,476    16,962,969     0.76       1.25    1.40    (47.90)   (47.83)
 2007                  54.55   76.43         567,410    39,552,907     0.87       1.25    1.40     25.20     25.38
 2006                  43.57   60.95         718,375    39,873,835     0.41       1.25    1.40      5.37      5.53
 2005                  41.35   57.76         862,163    45,310,568     0.54       1.25    1.40      4.34      4.49
 2004                  39.63   55.28       1,118,425    56,303,070     0.28       1.25    1.40      1.94      2.09

 Growth SC
 2008                  29.44   29.44         128,416     3,780,351     0.59       0.95    0.95    (47.73)   (47.73)
 2007                  56.32   56.32         191,310    10,775,224     0.67       0.95    0.95     25.67     25.67
 2006                  44.82   44.82         254,473    11,405,301     0.29       0.95    0.95      5.73      5.73
 2005                  42.39   42.39         294,794    12,496,620     0.40       0.95    0.95      4.68      4.68
 2004                  40.50   40.50         344,066    13,933,309     0.17       0.95    0.95      2.29      2.29

 Growth SC2
 2008                  22.40   22.40         307,877     6,896,381     0.53       0.80    0.80    (47.73)   (47.73)
 2007                  42.85   42.85         385,350    16,513,342     0.43       0.80    0.80     25.65     25.65
 2006                  34.11   34.11         625,970    21,349,033     0.15       0.80    0.80      5.73      5.73
 2005                  32.26   32.26         518,529    16,726,606     0.25       0.80    0.80      4.67      4.67
 2004                  30.82   30.82         420,603    12,962,831     0.11       0.80    0.80      2.30      2.30

                                     FS-46

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 High Income IC
 2008                   9.35   22.47         500,407     7,168,959     7.88       1.25    1.40    (26.03)   (25.92)
 2007                  12.64   30.33         511,382     9,822,850     7.05       1.25    1.40      1.35      1.51
 2006                  12.47   29.88         718,314    13,827,632     7.47       1.25    1.40      9.70      9.86
 2005                  11.37   27.20         943,169    15,363,231    15.38       1.25    1.40      1.28      1.43
 2004                  11.23   26.82       1,284,451    20,775,374    10.23       1.25    1.40      8.07      8.23

 High Income SC
 2008                   9.69    9.69         345,499     3,348,534     7.77       0.95    0.95    (25.77)   (25.77)
 2007                  13.06   13.06         356,582     4,655,862     6.88       0.95    0.95      1.68      1.68
 2006                  12.84   12.84         492,557     6,324,818     8.11       0.95    0.95     10.13     10.13
 2005                  11.66   11.66         469,606     5,475,338    15.40       0.95    0.95      1.56      1.56
 2004                  11.48   11.48         533,222     6,121,615     8.44       0.95    0.95      8.43      8.43

 High Income SC2
 2008                   7.47    7.47       2,726,370    20,356,057    10.53       0.80    0.80    (25.74)   (25.74)
 2007                  10.05   10.05       1,649,397    16,582,880     7.84       0.80    0.80      1.72      1.72
 2006                   9.88    9.88       1,710,492    16,905,861     8.40       0.80    0.80     10.14     10.14
 2005                   8.97    8.97       1,476,568    13,249,702    15.31       0.80    0.80      1.50      1.50
 2004                   8.84    8.84       1,293,209    11,432,698     7.69       0.80    0.80      8.51      8.51

 Overseas IC
 2008                  18.81   22.48         456,078    10,015,819     2.24       1.25    1.40    (44.59)   (44.50)
 2007                  33.94   40.50         641,896    25,356,035     3.31       1.25    1.40     15.68     15.85
 2006                  29.34   34.96         710,580    24,252,648     0.86       1.25    1.40     16.45     16.62
 2005                  25.20   29.98         747,371    21,948,176     0.68       1.25    1.40     17.40     17.58
 2004                  21.46   25.50         833,483    20,867,743     1.19       1.25    1.40     12.06     12.22

 Overseas SC
 2008                  19.65   19.65         167,010     3,281,969     1.87       0.95    0.95    (44.40)   (44.40)
 2007                  35.34   35.34         304,203    10,751,114     3.16       0.95    0.95     16.10     16.10
 2006                  30.44   30.44         329,153    10,020,092     0.76       0.95    0.95     16.84     16.84
 2005                  26.05   26.05         326,035     8,494,804     0.52       0.95    0.95     17.85     17.85
 2004                  22.11   22.11         275,370     6,087,874     1.02       0.95    0.95     12.41     12.41

 Overseas SC2
 2008                  15.35   15.35         678,087    10,411,812     1.63       0.80    0.80    (44.42)   (44.42)
 2007                  27.63   27.63       1,303,655    36,014,351     2.87       0.80    0.80     16.12     16.12
 2006                  23.79   23.79       1,270,006    30,214,843     0.57       0.80    0.80     16.84     16.84
 2005                  20.36   20.36         852,293    17,354,603     0.36       0.80    0.80     17.84     17.84
 2004                  17.28   17.28         427,850     7,392,985     0.71       0.80    0.80     12.41     12.41

                                     FS-47

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Asset Mgr. IC
 2008                  16.76   26.06         765,426    18,821,099     2.46       1.25    1.40    (29.71)   (29.61)
 2007                  23.84   37.02         907,644    31,619,421     6.10       1.25    1.40     13.89     14.07
 2006                  20.93   32.46       1,063,416    32,485,072     2.88       1.25    1.40      5.83      5.99
 2005                  19.78   30.62       1,326,394    38,124,899     2.90       1.25    1.40      2.61      2.76
 2004                  19.28   29.80       1,674,898    46,777,277     2.91       1.25    1.40      4.00      4.16

 Asset Mgr. SC
 2008                  17.31   17.31         159,545     2,762,045     2.15       0.95    0.95    (29.49)   (29.49)
 2007                  24.55   24.55         231,166     5,676,014     5.81       0.95    0.95     14.26     14.26
 2006                  21.49   21.49         295,961     6,359,783     2.72       0.95    0.95      6.23      6.23
 2005                  20.23   20.23         355,856     7,198,607     2.69       0.95    0.95      2.95      2.95
 2004                  19.65   19.65         479,921     9,430,067     2.77       0.95    0.95      4.36      4.36

 Asset Mgr. SC2
 2008                  13.84   13.84         236,279     3,271,224     2.55       0.80    0.80    (29.47)   (29.47)
 2007                  19.63   19.63         218,860     4,296,317     5.80       0.80    0.80     14.25     14.25
 2006                  17.18   17.18         210,278     3,612,875     2.52       0.80    0.80      6.29      6.29
 2005                  16.17   16.17         237,995     3,847,207     2.64       0.80    0.80      2.96      2.96
 2004                  15.70   15.70         276,775     4,345,550     2.35       0.80    0.80      4.34      4.34

 Inv. Bond IC
 2008                  17.45   18.28       1,281,869    25,210,634     4.65       0.95    1.40     (4.59)    (4.17)
 2007                  18.29   19.07       1,722,703    35,199,001     4.19       0.95    1.40      2.89      3.36
 2006                  17.78   18.45       1,783,444    35,561,886     4.29       0.95    1.40      2.91      3.37
 2005                  17.27   17.85       2,251,498    43,698,591     3.91       0.95    1.40      0.78      1.23
 2004                  17.14   17.64       2,749,991    53,070,449     4.47       0.95    1.40      3.00      3.47

 Inv. Bond SC2
 2008                  15.47   15.47       2,527,783    39,095,708     4.13       0.80    0.80     (4.22)    (4.22)
 2007                  16.15   16.15       2,653,284    42,850,302     3.60       0.80    0.80      3.25      3.25
 2006                  15.64   15.64       1,948,921    30,483,412     3.61       0.80    0.80      3.31      3.31
 2005                  15.14   15.14       1,743,207    26,391,913     3.23       0.80    0.80      1.09      1.09
 2004                  14.98   14.98       1,413,321    21,167,319     3.59       0.80    0.80      3.36      3.36

 Contrafund IC
 2008                  25.52   27.98         874,442    23,841,416     0.87       1.25    1.40    (43.31)   (43.23)
 2007                  45.03   49.29       1,182,770    56,850,343     0.90       1.25    1.40     15.95     16.13
 2006                  38.83   42.45       1,388,730    57,517,264     1.27       1.25    1.40     10.17     10.34
 2005                  35.25   38.47       1,633,953    61,367,550     0.30       1.25    1.40     15.32     15.49
 2004                  30.56   33.31       1,804,658    58,742,332     0.34       1.25    1.40     13.87     14.04

                                     FS-48

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Contrafund SC
 2008                  26.45   26.45         316,539     8,372,305     0.70       0.95    0.95    (43.16)   (43.16)
 2007                  46.53   46.53         533,126    24,806,922     0.82       0.95    0.95     16.39     16.39
 2006                  39.98   39.98         592,967    23,705,140     1.11       0.95    0.95     10.54     10.54
 2005                  36.17   36.17         646,309    23,373,930     0.20       0.95    0.95     15.75     15.75
 2004                  31.24   31.24         622,636    19,453,967     0.25       0.95    0.95     14.25     14.25

 Contrafund SC2
 2008                  22.67   22.67       1,153,433    26,150,089     0.59       0.80    0.80    (43.16)   (43.16)
 2007                  39.88   39.88       1,963,572    78,316,505     0.87       0.80    0.80     16.37     16.37
 2006                  34.28   34.28       1,526,651    52,326,448     1.02       0.80    0.80     10.55     10.55
 2005                  31.00   31.00       1,235,831    38,316,614     0.10       0.80    0.80     15.72     15.72
 2004                  26.79   26.79         767,894    20,573,641     0.17       0.80    0.80     14.24     14.24

 Asset Mgr. Gr. IC
 2008                  12.88   16.11         127,949     1,900,617     1.67       1.25    1.40    (36.70)   (36.61)
 2007                  20.34   25.42         157,100     3,707,891     4.29       1.25    1.40     17.31     17.49
 2006                  17.34   21.63         205,597     4,143,479     2.19       1.25    1.40      5.51      5.66
 2005                  16.44   20.47         262,664     5,029,349     2.61       1.25    1.40      2.45      2.61
 2004                  16.04   19.95         356,662     6,667,807     2.58       1.25    1.40      4.51      4.67

 Asset Mgr. Gr. SC
 2008                  13.30   13.30          41,239       548,294     1.61       0.95    0.95    (36.48)   (36.48)
 2007                  20.93   20.93          55,496     1,161,683     4.10       0.95    0.95     17.75     17.75
 2006                  17.78   17.78          64,347     1,143,933     2.03       0.95    0.95      5.84      5.84
 2005                  16.80   16.80          76,487     1,284,679     2.42       0.95    0.95      2.82      2.82
 2004                  16.34   16.34          95,010     1,552,085     2.28       0.95    0.95      4.85      4.85

 Asset Mgr. Gr. SC2
 2008                  10.73   10.73         111,852     1,200,353     1.72       0.80    0.80    (36.45)   (36.45)
 2007                  16.89   16.89          98,297     1,660,007     3.94       0.80    0.80     17.65     17.65
 2006                  14.35   14.35          61,424       881,652     1.77       0.80    0.80      5.88      5.88
 2005                  13.56   13.56          65,253       884,608     1.97       0.80    0.80      2.74      2.74
 2004                  13.19   13.19          69,339       914,903     1.93       0.80    0.80      4.79      4.79

 Alger:
 Balanced
 2008                  12.06   13.14         760,726    11,825,109     2.65       0.80    1.40    (32.71)   (32.30)
 2007                  17.82   19.53         987,568    22,720,339     2.09       0.80    1.40     10.80     11.47
 2006                  15.98   17.63       1,169,948    24,375,108     1.58       0.80    1.40      3.27      3.89
 2005                  15.38   17.07       1,506,790    30,590,003     1.69       0.80    1.40      6.92      7.56
 2004                  14.30   15.96       1,830,797    34,804,835     1.52       0.80    1.40      3.11      3.73

                                     FS-49

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 MFS:
 Strategic Inc.
 2008                  12.59   12.93         737,927     9,534,908     7.75       0.80    1.40    (13.26)   (12.74)
 2007                  14.43   14.91       1,234,106    18,293,406     4.64       0.80    1.40      2.24      2.86
 2006                  14.03   14.58       1,082,512    15,655,053     5.17       0.80    1.40      5.20      5.83
 2005                  13.26   13.86         958,583    13,155,985     6.49       0.80    1.40      0.48      1.08
 2004                  13.12   13.80         850,796    11,653,491     4.97       0.80    1.40      6.23      6.87

 Utilities
 2008                  28.05   30.36       1,118,480    34,542,888     1.60       0.80    1.40    (38.54)   (38.17)
 2007                  45.36   49.40       1,450,615    73,500,895     0.95       0.80    1.40     26.12     26.88
 2006                  35.75   39.17       1,537,444    62,334,628     1.99       0.80    1.40     29.45     30.22
 2005                  27.45   30.26       1,629,369    51,357,559     0.60       0.80    1.40     15.22     15.91
 2004                  23.68   26.26       1,597,663    44,239,627     1.46       0.80    1.40     28.39     29.16

 New Discovery
 2008                  10.40   10.70         428,677     4,559,035     ----       0.80    1.40    (40.18)   (39.81)
 2007                  17.38   17.77         488,707     8,663,461     ----       0.80    1.40      1.09      1.70
 2006                  17.19   17.48         601,395    10,506,024     ----       0.80    1.40     11.65     12.32
 2005                  15.40   15.56         713,113    11,114,224     ----       0.80    1.40      3.79      4.41
 2004                  14.84   14.90         912,691    13,658,253     ----       0.80    1.40      5.04      5.67

 Research
 2008                   8.81    8.84       3,677,075    32,505,056     ----       0.80    1.40    (41.90)   (41.28)
 2007                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2006                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2005                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2004                   ----    ----            ----          ----     ----       ----    ----     ----      ----

 Total Return
 2008                  15.30   15.34          51,702       793,417     ----       0.80    1.40    (20.76)   (20.55)
 2007                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2006                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2005                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2004                   ----    ----            ----          ----     ----       ----    ----     ----      ----

 Van Kampen:
 Emerging Markets
 2008                  11.70   12.90       1,637,257    19,894,728     ----       0.80    1.40    (57.23)   (56.97)
 2007                  27.19   30.15       1,542,321    44,659,068     0.44       0.80    1.40     38.49     39.33
 2006                  19.51   21.77       1,560,935    32,818,305     0.74       0.80    1.40     35.25     36.06
 2005                  14.34   16.10       1,343,157    21,027,466     0.37       0.80    1.40     32.00     32.79
 2004                  10.80   12.19         803,468     9,735,116     0.68       0.80    1.40     21.40     22.13

                                     FS-50

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Van Kampen, continued:
 Global Value
 2008                  11.48   12.32         680,681     8,180,631     2.64       0.80    1.40    (40.98)   (40.62)
 2007                  19.34   20.88         832,784    16,992,272     1.87       0.80    1.40      5.15      5.79
 2006                  18.28   19.86         974,330    18,880,926     1.59       0.80    1.40     19.53     20.25
 2005                  15.20   16.61       1,203,861    19,505,332     1.02       0.80    1.40      4.37      4.99
 2004                  14.48   15.92       1,329,289    20,680,538     0.76       0.80    1.40     11.96     12.64

 Intl. Magnum
 2008                   9.42    9.81         559,250     5,476,770     3.19       0.80    1.40    (45.40)   (45.09)
 2007                  17.25   17.86         725,296    12,948,164     1.51       0.80    1.40     12.99     13.67
 2006                  15.26   15.71         664,678    10,468,677     0.10       0.80    1.40     23.40     24.14
 2005                  12.37   12.65         510,278     6,484,706     1.19       0.80    1.40      9.53     10.19
 2004                  11.29   11.48         501,427     5,801,979     2.85       0.80    1.40     15.76     16.45

 U.S. Real Estate
 2008                  18.40   18.80       1,142,563    21,412,284     3.40       0.80    1.40    (38.76)   (38.40)
 2007                  29.87   30.70       1,055,666    32,356,143     1.09       0.80    1.40    (18.23)   (17.74)
 2006                  36.30   37.54       1,230,116    46,244,951     1.10       0.80    1.40     36.14     36.95
 2005                  26.51   27.57       1,174,089    32,428,353     1.25       0.80    1.40     15.43     16.12
 2004                  22.83   23.89       1,231,317    29,476,091     1.61       0.80    1.40     34.50     35.31

 Ameritas:
 Core Strat.
 2008                  13.31   14.16       4,049,730    56,444,306     0.93       0.80    1.40    (41.24)   (40.89)
 2007                  22.66   23.96       3,449,036    80,948,145     0.82       0.80    1.40      5.46      6.10
 2006                  21.48   22.58       2,541,034    55,859,845     0.70       0.80    1.40     19.98     20.70
 2005                  17.91   18.71       2,617,271    47,583,519     0.53       0.80    1.40      7.15      7.79
 2004                  16.71   17.35       2,969,639    50,085,955     0.83       0.80    1.40      6.58      7.23

 MidCap
 2008                  24.52   27.98         817,641    22,342,845     ----       0.80    1.40    (58.08)   (57.82)
 2007                  58.13   66.75         904,958    59,913,451     ----       0.80    1.40     32.81     33.61
 2006                  43.51   50.26         974,327    49,179,687     ----       0.80    1.40      7.74      8.38
 2005                  40.14   46.65       1,101,139    52,117,293     ----       0.80    1.40      9.73     10.39
 2004                  36.36   42.51       1,211,183    53,052,444     ----       0.80    1.40     11.82     12.50

 Money Market
 2008                   1.18    1.25      80,541,598   103,697,670     2.96       0.80    1.40      1.57      2.18
 2007                   1.16    1.23      49,828,789    64,418,112     4.94       0.80    1.40      3.59      4.21
 2006                   1.11    1.19      38,815,136    49,048,860     4.69       0.80    1.40      3.35      3.97
 2005                   1.07    1.15      37,245,272    46,605,425     2.91       0.80    1.40      1.58      2.19
 2004                   1.04    1.13      44,704,673    55,067,625     1.13       0.80    1.40     (0.24)     0.37

                                     FS-51

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Ameritas, continued:
 Small Cap
 2008                  22.15   23.62         590,953    14,602,128     ----       0.80    1.40    (37.88)   (37.51)
 2007                  35.45   38.03         623,473    24,976,796     ----       0.80    1.40     10.24     10.90
 2006                  31.97   34.50         597,459    22,244,788     ----       0.80    1.40     18.89     19.61
 2005                  26.73   29.02         635,991    20,219,432     ----       0.80    1.40      1.21      1.81
 2004                  26.25   28.67         747,586    23,843,058     ----       0.80    1.40      0.92      1.53

 Small Co. Equity
 2008                  19.46   20.41         357,826     7,216,653     ----       0.80    1.40    (31.02)   (30.61)
 2007                  28.21   29.42         472,494    13,745,773     ----       0.80    1.40      0.16      0.76
 2006                  28.16   29.19         605,482    17,500,894     ----       0.80    1.40      6.64      7.28
 2005                  26.41   27.21         770,800    20,782,358     ----       0.80    1.40     (3.27)    (2.69)
 2004                  27.30   27.97         801,492    22,202,763     ----       0.80    1.40     13.58     14.27

 Focused MidCap
 2008                  13.66   14.35       1,397,139    19,852,680     0.62       0.80    1.40    (44.91)   (44.58)
 2007                  24.80   25.89       1,938,773    49,747,183     0.35       0.80    1.40      3.58      4.20
 2006                  23.94   24.84       1,945,062    47,897,503     0.08       0.80    1.40     12.02     12.69
 2005                  21.38   22.05       1,741,492    38,057,513     0.16       0.80    1.40      4.39      5.02
 2004                  20.48   20.99       1,405,535    29,238,076     0.38       0.80    1.40      7.66      8.31

 Calvert:
 Balanced
 2008                   1.60    1.61       2,688,395     4,335,308     2.35       0.80    1.40    (32.28)   (31.87)
 2007                   2.37    2.37       3,116,296     7,401,718     2.35       0.80    1.40      1.33      1.94
 2006                   2.32    2.34       3,232,633     7,553,177     2.40       0.80    1.40      7.27      7.91
 2005                   2.15    2.18       3,224,198     6,991,411     1.68       0.80    1.40      4.19      4.81
 2004                   2.05    2.09       3,808,320     7,898,431     1.78       0.80    1.40      6.75      7.39

 Intl. Equity
 2008                  13.80   14.21         391,487     5,441,044     2.08       0.80    1.40    (47.73)   (47.41)
 2007                  26.25   27.19         451,660    12,001,600     1.30       0.80    1.40      1.14      1.75
 2006                  25.80   26.88         466,513    12,215,608     0.63       0.80    1.40     25.76     26.52
 2005                  20.39   21.37         424,044     8,803,674     0.33       0.80    1.40      8.42      9.07
 2004                  18.69   19.71         441,146     8,412,415     1.05       0.80    1.40     16.31     17.01

 Mid Cap
 2008                  19.66   20.02         182,633     3,613,970     ----       0.80    1.40    (38.07)   (37.69)
 2007                  31.55   32.32         293,945     9,349,549     ----       0.80    1.40      8.63      9.28
 2006                  28.87   29.75         178,873     5,208,622     ----       0.80    1.40      5.40      6.03
 2005                  27.23   28.23         177,698     4,899,068     ----       0.80    1.40     (0.97)    (0.38)
 2004                  27.33   28.51         216,437     6,009,377     ----       0.80    1.40      7.81      8.46

                                     FS-52

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Calvert, continued:
 Equity
 2008                  12.58   13.07         322,743     4,209,246     ----       0.80    1.40     (36.69)  (36.31)
 2007                  19.86   20.52         314,542     6,439,756     ----       0.80    1.40       8.45     9.11
 2006                  18.31   18.81         316,023     5,932,282     ----       0.80    1.40       8.53     9.18
 2005                  16.87   17.22         316,196     5,437,790     0.06       0.80    1.40       3.10     3.72
 2004                  16.36   16.61         302,477     5,017,846     0.09       0.80    1.40       5.67     6.30

 Income
 2008                  17.56   18.27       2,547,353    46,372,608     4.25       0.80    1.40     (12.87)  (12.35)
 2007                  20.16   20.84       3,013,853    62,539,649     4.82       0.80    1.40       3.54     4.16
 2006                  19.47   20.01       2,471,433    49,250,970     4.52       0.80    1.40       3.60     4.22
 2005                  18.79   19.20       1,935,924    37,040,214     3.68       0.80    1.40       2.28     2.89
 2004                  18.37   18.66       1,221,632    22,729,773     3.25       0.80    1.40       4.20     4.83

 American Century:
 Income & Growth
 2008                   5.46    5.78       2,182,141    12,468,763     2.20       0.80    1.40     (35.50)  (35.11)
 2007                   8.47    8.90       2,913,317    25,694,046     2.08       0.80    1.40      (1.46)   (0.87)
 2006                   8.60    8.98       4,570,340    40,696,487     1.72       0.80    1.40      15.47    16.16
 2005                   7.45    7.73       4,172,367    32,004,125     1.89       0.80    1.40       3.18     3.80
 2004                   7.22    7.45       3,744,893    27,696,223     1.30       0.80    1.40      11.42    12.09

 Mid Cap Value
 2008                   9.74    9.74          82,450       802,138     ----       0.80    1.40     (24.39)  (22.66)
 2007                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2006                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2005                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2004                   ----    ----            ----          ----     ----       ----    ----      ----     ----

 AIM:
 Dynamics
 2008                   9.03    9.53         260,700     2,460,221     ----       0.80    1.40     (48.80)  (48.49)
 2007                  17.64   18.51         319,073     5,854,658     ----       0.80    1.40      10.62    11.29
 2006                  15.95   16.63         422,227     6,970,549     ----       0.80    1.40      14.51    15.19
 2005                  13.93   14.44         430,819     6,189,603     ----       0.80    1.40       9.19     9.84
 2004                  12.75   13.14         504,640     6,610,221     ----       0.80    1.40      11.76    12.44

 Intl. Growth
 2008                  19.94   20.00          13,703       273,472     1.47       0.80    1.40     (37.46)    0.18
 2007                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2006                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2005                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2004                   ----    ----            ----          ----     ----       ----    ----      ----     ----

                                     FS-53

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Summit:
 S&P MidCap
 2008                  11.66   12.23        630,565      7,525,802     2.14       0.80    1.40    (37.52)   (37.15)
 2007                  18.66   19.45        719,152     13,659,271     0.95       0.80    1.40      5.89      6.53
 2006                  17.62   18.26        823,496     14,649,898     0.86       0.80    1.40      8.20      8.85
 2005                  16.29   16.78        840,594     13,671,800     0.52       0.80    1.40     10.40     11.06
 2004                  14.75   15.11        812,933     11,856,648     0.24       0.80    1.40     14.15     14.84

 Russell Small Cap
 2008                   9.33    9.77        471,050      4,608,351     2.03       0.80    1.40    (34.88)   (34.49)
 2007                  14.33   14.92        484,915      7,257,998     0.69       0.80    1.40     (3.56)    (2.98)
 2006                  14.86   15.38        632,293      9,782,835     0.64       0.80    1.40     15.97     16.67
 2005                  12.82   13.18        686,361      9,141,279     0.56       0.80    1.40      2.58      3.19
 2004                  12.49   12.77        930,348     12,039,820     0.20       0.80    1.40     16.07     16.76

 Nasdaq-100 Index
 2008                   3.03    3.19      1,234,078      3,874,989     0.04       0.80    1.40    (42.71)   (43.36)
 2007                   5.30    5.54      1,549,391      8,463,894     1.06       0.80    1.40     16.85     17.55
 2006                   4.53    4.71      1,239,645      5,771,907     0.14       0.80    1.40      5.19      5.82
 2005                   4.31    4.45      1,512,844      6,659,256     0.62       0.80    1.40     (0.10)     0.50
 2004                   4.31    4.43      1,942,905      8,516,209     ----       0.80    1.40      8.56      9.21

 EAFE Intl.
 2008                  57.71   57.90          6,483        375,082     3.60       0.80    1.40    (42.25)   (41.10)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Inflation
 2008                  50.68   50.85        227,171     11,546,475     2.88       0.80    1.40     (6.82)    (5.77)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Aggressive
 2008                  36.81   36.95          5,496        202,918     3.28       0.80    1.40    (27.24)   (26.32)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

                                     FS-54

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Summit, continued:
 Conservative
 2008                  44.21   44.32         21,658        959,019     2.93       0.80    1.40    (14.25)   (10.96)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Target
 2008                  39.22   39.28          4,572        179,350     9.07       0.80    1.25    (23.82)   (16.27)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Natural Resources
 2008                  36.16   36.30         47,445      1,720,263     0.14       0.80    1.40    (46.63)   (46.28)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 S&P 500
 2008                  59.37   59.39        513,787     30,510,163     1.65       0.80    1.40      2.74      2.77
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Zenith
 2008                  49.78   49.80      1,569,986     78,178,183     0.52       0.80    1.40      2.78      2.81
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Third Avenue:
 Value
 2008                  16.80   17.64      1,948,052     33,956,450     0.84       0.80    1.40    (44.44)   (44.11)
 2007                  30.24   31.57      2,321,096     72,328,276     2.15       0.80    1.40     (6.13)    (5.57)
 2006                  32.22   33.43      2,591,911     85,548,704     1.33       0.80    1.40     14.18     14.86
 2005                  28.22   29.11      2,561,340     73,671,121     1.30       0.80    1.40     13.04     13.72
 2004                  24.96   25.59      2,526,763     63,994,756     0.55       0.80    1.40     18.23     18.94

                                     FS-55

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Dreyfus:
 MidCap
 2008                  11.76   12.20        192,025      2,329,551     0.81       0.80    1.40    (41.28)   (40.92)
 2007                  20.03   20.66        232,317      4,767,907     0.31       0.80    1.40     (0.03)     0.58
 2006                  20.04   20.54        272,024      5,548,641     0.18       0.80    1.40      6.19      6.82
 2005                  18.87   19.23        262,583      5,022,029     ----       0.80    1.40      7.43      8.07
 2004                  17.57   17.79        261,153      4,629,830     0.22       0.80    1.40     12.64     13.32

 Scudder:
 Small Mid Value
 2008                   7.86    7.89      1,023,997      8,074,060     ----       0.80    1.40    (32.81)   (30.75)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Thematic
 2008                   5.79    5.81         27,165        157,701     ----       0.80    1.40    (47.35)   (46.85)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Neuberger Berman:
 Regency
 2008                   8.74    8.75          5,138         44,944     1.39       0.80    1.40    (46.72)   (42.30)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 T. Rowe:
 Blue Chip
 2008                   6.65    6.67      4,777,748     31,877,934     0.16       0.80    1.40    (39.77)   (39.33)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----


6.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the periods ended December 31 were as follows:

                                                     2008                     2007
                                             ---------------------     --------------------
    Fidelity:
    Equity-Income IC
    ----------------
    Units issued                                        382,250                   645,674
    Units redeemed                                     (676,357)                 (831,671)
                                             ---------------------     --------------------
    Net increase(decrease)                             (294,107)                 (185,997)
                                             =====================     ====================
    Equity-Income SC
    ----------------
    Units issued                                        270,389                   585,440
    Units redeemed                                     (484,478)                 (612,286)
                                             ---------------------     --------------------
    Net increase(decrease)                             (214,089)                  (26,846)
                                             =====================     ====================
    Equity-Income SC2
    -----------------
    Units issued                                      2,778,970                 3,562,345
    Units redeemed                                   (3,906,997)               (3,139,464)
                                             ---------------------     --------------------
    Net increase(decrease)                           (1,128,027)                  422,881
                                             =====================     ====================
    Growth IC
    ---------
    Units issued                                        163,792                   204,357
    Units redeemed                                     (266,726)                 (355,322)
                                             ---------------------     --------------------
    Net increase(decrease)                             (102,934)                 (150,965)
                                             =====================     ====================
    Growth SC
    ---------
    Units issued                                         62,096                   139,656
    Units redeemed                                     (124,990)                 (202,819)
                                             ---------------------     --------------------
    Net increase(decrease)                              (62,894)                  (63,163)
                                             =====================     ====================
    Growth SC2
    ----------
    Units issued                                        378,534                   753,691
    Units redeemed                                     (456,007)                 (994,311)
                                             ---------------------     --------------------
    Net increase(decrease)                              (77,473)                 (240,620)
                                             =====================     ====================
    High Income IC
    --------------
    Units issued                                        593,810                   557,029
    Units redeemed                                     (604,785)                 (763,961)
                                             ---------------------     --------------------
    Net increase(decrease)                              (10,975)                 (206,932)
                                             =====================     ====================
    High Income SC
    --------------
    Units issued                                        579,429                   579,855
    Units redeemed                                     (590,512)                 (715,830)
                                             ---------------------     --------------------
    Net increase(decrease)                              (11,083)                 (135,975)
                                             =====================     ====================
    High Income SC2
    ---------------
    Units issued                                      7,459,749                 3,669,728
    Units redeemed                                   (6,382,776)               (3,730,823)
                                             ---------------------     --------------------
    Net increase(decrease)                            1,076,973                   (61,095)
                                             =====================     ====================

                                     FS-57

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Fidelity, continued:
    Overseas IC
    -----------
    Units issued                                        285,117                   539,234
    Units redeemed                                     (470,935)                 (607,918)
                                             ---------------------     --------------------
    Net increase(decrease)                             (185,818)                  (68,684)
                                             =====================     ====================
    Overseas SC
    -----------
    Units issued                                        200,427                   461,812
    Units redeemed                                     (337,620)                 (486,762)
                                             ---------------------     --------------------
    Net increase(decrease)                             (137,193)                  (24,950)
                                             =====================     ====================
    Overseas SC2
    ------------
    Units issued                                      2,002,157                 2,946,375
    Units redeemed                                   (2,627,725)               (2,912,726)
                                             ---------------------     --------------------
    Net increase(decrease)                             (625,568)                   33,649
                                             =====================     ====================
    Asset Mgr. IC
    -------------
    Units issued                                         88,613                    98,362
    Units redeemed                                     (230,831)                 (254,134)
                                             ---------------------     --------------------
    Net increase(decrease)                             (142,218)                 (155,772)
                                             =====================     ====================
    Asset Mgr. SC
    -------------
    Units issued                                         41,374                    46,029
    Units redeemed                                     (112,995)                 (110,824)
                                             ---------------------     --------------------
    Net increase(decrease)                              (71,621)                  (64,795)
                                             =====================     ====================
    Asset Mgr. SC2
    --------------
    Units issued                                        153,184                   100,115
    Units redeemed                                     (135,765)                  (91,533)
                                             ---------------------     --------------------
    Net increase(decrease)                               17,419                     8,582
                                             =====================     ====================
    Inv. Bond IC
    ------------
    Units issued                                      1,769,575                 1,895,380
    Units redeemed                                   (2,210,409)               (1,956,121)
                                             ---------------------     --------------------
    Net increase(decrease)                             (440,834)                  (60,741)
                                             =====================     ====================
    Inv. Bond SC2
    -------------
    Units issued                                      7,874,908                 5,319,970
    Units redeemed                                   (8,000,409)               (4,615,607)
                                             ---------------------     --------------------
    Net increase(decrease)                             (125,501)                  704,363
                                             =====================     ====================
    Contrafund IC
    -------------
    Units issued                                        449,269                   668,774
    Units redeemed                                     (757,597)                 (874,734)
                                             ---------------------     --------------------
    Net increase(decrease)                             (308,328)                 (205,960)
                                             =====================     ====================


                                     FS-58

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Fidelity, continued:
    Contrafund SC
    -------------
    Units issued                                        256,183                   525,044
    Units redeemed                                     (472,770)                 (584,885)
                                             ---------------------     --------------------
    Net increase(decrease)                             (216,587)                  (59,841)
                                             =====================     ====================
    Contrafund SC2
    --------------
    Units issued                                      2,676,629                 3,297,511
    Units redeemed                                   (3,486,768)               (2,860,590)
                                             ---------------------     --------------------
    Net increase(decrease)                             (810,139)                  436,921
                                             =====================     ====================
    Asset Mgr. Gr. IC
    -----------------
    Units issued                                        103,914                   103,344
    Units redeemed                                     (133,065)                 (151,841)
                                             ---------------------     --------------------
    Net increase(decrease)                              (29,151)                  (48,497)
                                             =====================     =====================
    Asset Mgr. Gr. SC
    -----------------
    Units issued                                         19,529                    10,020
    Units redeemed                                      (33,786)                  (18,871)
                                             ---------------------     --------------------
    Net increase(decrease)                              (14,257)                   (8,851)
                                             =====================     ====================
    Asset Mgr. Gr. SC2
    ------------------
    Units issued                                        134,941                   138,874
    Units redeemed                                     (121,386)                 (102,001)
                                             ---------------------     --------------------
    Net increase(decrease)                               13,555                    36,873
                                             =====================     ====================
    Alger:
    Balanced
    --------
    Units issued                                        404,859                   552,200
    Units redeemed                                     (631,701)                 (734,580)
                                             ---------------------     --------------------
    Net increase(decrease)                             (226,842)                 (182,380)
                                             =====================     ====================
    MFS:
    Strategic Inc.
    --------------
    Units issued                                      1,383,771                 2,151,503
    Units redeemed                                   (1,879,950)               (1,999,909)
                                             ---------------------     --------------------
    Net increase(decrease)                             (496,179)                  151,594
                                             =====================     ====================
    Utilities
    ---------
    Units issued                                        979,563                 1,145,989
    Units redeemed                                   (1,311,698)               (1,232,818)
                                             ---------------------     --------------------
    Net increase(decrease)                             (332,135)                  (86,829)
                                             =====================     ====================


                                     FS-59

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    MFS, continued:
    New Discovery
    -------------
    Units issued                                        481,417                   488,552
    Units redeemed                                     (541,447)                 (601,240)
                                             ---------------------     --------------------
    Net increase(decrease)                              (60,030)                 (112,688)
                                             =====================     ====================
    Research
    --------
    Units issued                                      8,980,718                      ----
    Units redeemed                                   (5,303,643)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            3,677,075                      ----
                                             =====================     ====================
    Total Return
    ------------
    Units issued                                         78,900                      ----
    Units redeemed                                      (27,198)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               51,702                      ----
                                             =====================     ====================
    Van Kampen:
    Emerging Markets
    ----------------
    Units issued                                      3,151,797                 2,528,939
    Units redeemed                                   (3,056,861)               (2,547,553)
                                             ---------------------     --------------------
    Net increase(decrease)                               94,936                   (18,614)
                                             =====================     ====================
    Global Value
    ------------
    Units issued                                        589,728                   763,291
    Units redeemed                                     (741,831)                 (904,837)
                                             ---------------------     --------------------
    Net increase(decrease)                             (152,103)                 (141,546)
                                             =====================     ====================
    Intl. Magnum
    ------------
    Units issued                                        625,695                   847,850
    Units redeemed                                     (791,741)                 (787,232)
                                             ---------------------     --------------------
    Net increase(decrease)                             (166,046)                   60,618
                                             =====================     ====================
    U.S. Real Estate
    ----------------
    Units issued                                      2,054,898                 1,384,299
    Units redeemed                                   (1,968,001)               (1,558,749)
                                             ---------------------     --------------------
    Net increase(decrease)                               86,897                  (174,450)
                                             =====================     ====================
    Ameritas:
    Core Strat.
    -----------
    Units issued                                     10,563,010                 5,510,264
    Units redeemed                                   (9,962,316)               (4,602,262)
                                             ---------------------     --------------------
    Net increase(decrease)                              600,694                   908,002
                                             =====================     ====================


                                     FS-60

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Ameritas, continued:
    MidCap
    ------
    Units issued                                      1,124,361                   990,941
    Units redeemed                                   (1,211,678)               (1,060,310)
                                             ---------------------     --------------------
    Net increase(decrease)                              (87,317)                  (69,369)
                                             =====================     ====================
    Money Market
    ------------
    Units issued                                    248,493,468               180,032,366
    Units redeemed                                 (217,780,659)             (169,018,713)
                                             ---------------------     --------------------
    Net increase(decrease)                           30,712,809                11,013,653
                                             =====================     ====================
    Small Cap
    ---------
    Units issued                                      1,057,658                   751,601
    Units redeemed                                   (1,090,178)                 (725,587)
                                             ---------------------     --------------------
    Net increase(decrease)                              (32,520)                   26,014
                                             =====================     ====================
    Small Co. Equity
    ----------------
    Units issued                                        352,945                   474,351
    Units redeemed                                     (467,613)                 (607,339)
                                             ---------------------     --------------------
    Net increase(decrease)                             (114,668)                 (132,988)
                                             =====================     ====================
    Focused MidCap
    --------------
    Units issued                                      3,504,149                 3,674,820
    Units redeemed                                   (4,045,783)               (3,681,109)
                                             ---------------------     --------------------
    Net increase(decrease)                             (541,634)                   (6,289)
                                             =====================     ====================
    Calvert:
    Balanced
    --------
    Units issued                                      1,706,355                 2,023,615
    Units redeemed                                   (2,134,256)               (2,139,952)
                                             ---------------------     --------------------
    Net increase(decrease)                             (427,901)                 (116,337)
                                             =====================     ====================
    Intl. Equity
    ------------
    Units issued                                        422,061                   562,161
    Units redeemed                                     (482,234)                 (577,014)
                                             ---------------------     --------------------
    Net increase(decrease)                              (60,173)                  (14,853)
                                             =====================     ====================
    Mid Cap
    -------
    Units issued                                         68,588                   304,217
    Units redeemed                                     (179,900)                 (189,145)
                                             ---------------------     --------------------
    Net increase(decrease)                             (111,312)                  115,072
                                             =====================     ====================

                                     FS-61

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Calvert, continued:
    Equity
    ------
    Units issued                                        285,409                   295,551
    Units redeemed                                     (277,208)                 (297,032)
                                             ---------------------     --------------------
    Net increase(decrease)                                8,201                    (1,481)
                                             =====================     ====================
    Income
    ------
    Units issued                                      6,973,876                 5,990,715
    Units redeemed                                   (7,440,376)               (5,448,295)
                                             ---------------------     --------------------
    Net increase(decrease)                             (466,500)                  542,420
                                             =====================     ====================
    American Century:
    Income & Growth
    ---------------
    Units issued                                      3,022,584                 4,939,786
    Units redeemed                                   (3,753,760)               (6,596,809)
                                             ---------------------     --------------------
    Net increase(decrease)                             (731,176)               (1,657,023)
                                             =====================     ====================
    Mid Cap Value
    -------------
    Units issued                                        236,689                      ----
    Units redeemed                                     (154,239)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               82,450                      ----
                                             =====================     ====================
    AIM:
    Dynamics
    --------
    Units issued                                        276,531                   444,969
    Units redeemed                                     (334,904)                 (548,123)
                                             ---------------------     --------------------
    Net increase(decrease)                              (58,373)                 (103,154)
                                             =====================     ====================
    Intl. Growth
    ------------
    Units issued                                         20,640                      ----
    Units redeemed                                       (6,937)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               13,703                      ----
                                             =====================     ====================
    Summit:
    S&P MidCap
    ----------
    Units issued                                        681,712                   807,976
    Units redeemed                                     (770,299)                 (912,320)
                                             ---------------------     --------------------
    Net increase(decrease)                              (88,587)                 (104,344)
                                             =====================     ====================

                                     FS-62

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Summit, continued:
    Russell Small Cap
    -----------------
    Units issued                                        495,389                   380,725
    Units redeemed                                     (509,254)                 (528,103)
                                             ---------------------     --------------------
    Net increase(decrease)                              (13,865)                 (147,378)
                                             =====================     ====================
    Nasdaq-100 Index
    ----------------
    Units issued                                      1,890,153                 1,744,549
    Units redeemed                                   (2,205,466)               (1,434,803)
                                             ---------------------     --------------------
    Net increase(decrease)                             (315,313)                  309,746
                                             =====================     ====================
    EAFE Intl.
    ----------
    Units issued                                          9,624                      ----
    Units redeemed                                       (3,141)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                                6,483                      ----
                                             =====================     ====================
    Inflation
    ---------
    Units issued                                        588,478                      ----
    Units redeemed                                     (361,307)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                              227,171                      ----
                                             =====================     ====================
    Aggressive
    ----------
    Units issued                                          6,543                      ----
    Units redeemed                                       (1,047)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                                5,496                      ----
                                             =====================     ====================
    Conservative
    ------------
    Units issued                                         22,699                      ----
    Units redeemed                                       (1,041)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               21,658                      ----
                                             =====================     ====================
    Target
    ------
    Units issued                                          5,543                      ----
    Units redeemed                                         (971)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                                4,572                      ----
                                             =====================     ====================
    Natural Resources
    -----------------
    Units issued                                        127,500                      ----
    Units redeemed                                      (80,055)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               47,445                      ----
                                             =====================     ====================

                                     FS-63

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Summit, continued:
    S&P 500
    -------
    Units issued                                        531,273                      ----
    Units redeemed                                      (17,486)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                              513,787                      ----
                                             =====================     ====================
    Zenith
    ------
    Units issued                                      1,764,812                      ----
    Units redeemed                                     (194,826)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            1,569,986                      ----
                                             =====================     ====================
    Third Avenue:
    Value
    -----
    Units issued                                      2,624,254                 2,340,678
    Units redeemed                                   (2,997,298)               (2,611,493)
                                             ---------------------     --------------------
    Net increase(decrease)                             (373,044)                 (270,815)
                                             =====================     ====================
    Dreyfus:
    MidCap
    ------
    Units issued                                        222,950                   271,877
    Units redeemed                                     (263,242)                 (311,584)
                                             ---------------------     --------------------
    Net increase(decrease)                              (40,292)                  (39,707)
                                             =====================     ====================
    Scudder
    Small Mid Value
    ---------------
    Units issued                                      2,541,323                      ----
    Units redeemed                                   (1,517,326)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            1,023,997                      ----
                                             =====================     ====================
    Thematic
    --------
    Units issued                                         38,728                      ----
    Units redeemed                                      (11,563)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               27,165                      ----
                                             =====================     ====================
    Neuberger Berman:
    Regency
    -------
    Units issued                                         16,713                      ----
    Units redeemed                                      (11,575)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                                5,138                      ----
                                             =====================     ====================
    T. Rowe:
    Blue Chip
    ---------
    Units issued                                     11,735,767                      ----
    Units redeemed                                   (6,958,019)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            4,777,748                      ----
                                             =====================     ====================

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and LifeRe Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 21.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 17, 2009

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                       LIABILITIES AND CAPITAL AND SURPLUS
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                ADMITTED ASSETS                                      2008               2007
                                                                              --------------------------------------

     Bonds - unaffiliated                                                      $     1,611,483    $     1,620,657
     Preferred stocks   - unaffiliated                                                  24,943             31,921
                        - affiliated                                                    15,000             17,500
     Common stocks      - unaffiliated                                                 147,855            207,390
                        - affiliated                                                    48,909             71,667
     Mortgage loans                                                                    386,556            370,356
     Real estate  - properties occupied by the company                                  27,366             28,417
                  - properties held for the production of income                        36,396             37,446
     Cash and cash equivalents                                                         (10,572)           (10,358)
     Short-term investments                                                             52,541             25,137
     Loans on insurance contracts                                                      108,471            105,747
     Partnerships and limited liability companies - real estate                         24,396             26,243
     Partnerships  - joint ventures                                                     68,521             76,401
     Other investments  - unaffiliated                                                   1,796              3,455
                        - affiliated (Note 5)                                           25,000                  -
     Receivable for securities                                                           9,986              8,066
                                                                              --------------------------------------

                   Total Cash and Invested Assets                                    2,578,647          2,620,045
                                                                              --------------------------------------

     Accrued investment income                                                          24,518             24,058
     Deferred and uncollected premiums                                                  20,980             20,562
     Current federal income taxes receivable - affiliates                               25,209              9,377
     Deferred tax asset                                                                 18,574             15,763
     Accounts receivable - affiliates                                                    3,001              1,046
     Data processing and other admitted assets                                          10,063              8,179
     Goodwill                                                                            3,508              4,587
     Separate accounts                                                               2,457,887          3,694,975
                                                                              --------------------------------------

                       Total Admitted Assets                                   $     5,142,387    $     6,398,592
                                                                              ======================================


The accompanying notes are an integral part of these statutory financial statements.

                                       2

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                       LIABILITIES AND CAPITAL AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                      LIABILITIES AND CAPITAL AND SURPLUS                           2008                2007
                                                                              ------------------ -------------------

 Policy reserves                                                               $     1,700,868    $     1,582,907
 Deposit-type funds                                                                    197,433            109,239
 Reserves for unpaid claims                                                             39,454             35,869
 Dividends payable to policyowners                                                      10,027             10,171
 Interest maintenance reserve                                                                -              2,323
 Accrued separate account transfers                                                    (63,292)           (87,191)
 Asset valuation reserve                                                                 4,995             68,603
 Accounts payable - affiliates                                                           2,459              2,179
 Borrowed money - affiliates                                                             7,491             17,479
 Payable for securities                                                                  9,639              5,375
 Other liabilities                                                                      64,801             78,543
 Separate accounts                                                                   2,457,887          3,694,975
                                                                              ------------------ -------------------

                   Total Liabilities                                                 4,431,762          5,520,472
                                                                              ------------------ -------------------

 Common stock, par value $0.10 per share; 25,000,000 shares authorized,
   issued and outstanding                                                                2,500              2,500
 Additional paid-in capital                                                              5,000              5,000
 Unassigned surplus                                                                    703,125            870,620
                                                                              ------------------ -------------------

                   Total Capital and Surplus                                           710,625            878,120
                                                                              ------------------ -------------------
                       Total Liabilities and Capital and Surplus               $     5,142,387    $     6,398,592
                                                                              ================== ===================

The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                   (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2008               2007                2006
                                                          ------------------- ------------------ -------------------
 INCOME
 Premium income                                            $     1,299,308     $     1,089,253    $     1,155,447
 Net investment income                                             139,432             137,849            134,162
 Miscellaneous income                                               49,794              53,068             50,089
                                                          ------------------- ------------------ -------------------
                   Total income                                  1,488,534           1,280,170          1,339,698
                                                          ------------------- ------------------ -------------------


 EXPENSES
 Benefits to policyowners                                        1,043,267             922,363            922,421
 Change in policy reserves                                         114,019              14,114            (58,437)
 Commissions                                                        57,127              60,584             66,725
 General insurance expenses                                        138,710             145,612            123,980
 Taxes, licenses and fees                                           17,239              18,521             15,912
 Net premium transferred to separate accounts                       89,831              32,454            180,736
                                                          ------------------- ------------------ -------------------
                   Total expenses                                1,460,193           1,193,648          1,251,337
                                                          ------------------- ------------------ -------------------
 Income before dividends, federal income taxes,
    and realized capital gains (losses)                             28,341              86,522             88,361

 Dividends appropriated for policyowners                             9,995              10,157             10,202
                                                          ------------------- ------------------ -------------------
 Income before federal income taxes and                             18,346              76,365             78,159
    realized capital gains (losses)

 Federal income tax expense                                         17,530              21,386             23,805
                                                          ------------------- ------------------ -------------------
 Income from operations before realized capital                        816              54,979             54,354
    gains (losses)

 Realized capital gain (losses) on investments, net of
 tax (benefit) expense of ($28,627), $13,432 and
 $12,671 and transfers to(from) the interest maintenance
 reserve of ($5,702), $45 and ($54) in 2008, 2007 and
 2006, respectively                                                (72,798)             22,216             18,107
                                                          ------------------- ------------------ -------------------

 Net income (loss)                                         $       (71,982)    $        77,195    $        72,461
                                                          =================== ================== ===================

The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (in thousands)

                                                                          Common Stock      Additional
                                                                     ---------------------    Paid-in      Unassigned     Total
                                                                      Shares      Amount      Capital        Surplus     Surplus
                                                                     ---------- ---------- ------------- ------------- ------------
BALANCE, January 1, 2006                                               25,000   $  2,500   $     5,000   $   759,758   $  767,258
     Net income                                                             -          -             -        72,461       72,461
     Change in net unrealized gains on investments, net of taxes            -          -             -       (22,543)     (22,543)
     Change in net deferred income taxes                                    -          -             -         2,136        2,136
     Change in non-admitted assets                                          -          -             -           549          549
     Change in liability for reinsurance in unauthorized companies                                                 3            3
     Cumulative effect of change in accounting principle                    -          -             -          (676)        (676)
     Change in asset valuation reserve                                      -          -             -         7,363        7,363
     Dividend paid to stockholder - LifeRe Corp. (Note 8)                   -          -             -          (500)        (500)
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2006                                             25,000   $  2,500   $     5,000   $   818,551   $  826,051
     Net income                                                             -          -             -        77,195       77,195
     Change in net unrealized gains on investments, net of taxes            -          -             -       (15,015)     (15,015)
     Change in net deferred income taxes                                    -          -             -         4,115        4,115
     Change in non-admitted assets                                          -          -             -        (6,761)      (6,761)
     Change in liability for reinsurance in unauthorized companies          -          -             -           (26)         (26)
     Correction of error (Note 22)                                          -          -             -        (1,292)      (1,292)
     Change in asset valuation reserve                                      -          -             -        (6,147)      (6,147)
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2007                                             25,000   $  2,500   $     5,000   $   870,620   $  878,120
     Net loss                                                               -          -             -       (71,982)     (71,982)
     Change in net unrealized gains on investments, net of taxes            -          -             -       (37,589)     (37,589)
     Change in net deferred income taxes                                    -          -             -        16,391       16,391
     Change in non-admitted assets                                          -          -             -       (49,095)     (49,095)
     Change in liability for reinsurance in unauthorized companies          -          -             -        (1,828)      (1,828)
     Dividend to stockholder - AHC (Note 8)                                                                  (87,000)     (87,000)
     Change in asset valuation reserve                                      -          -             -        63,608       63,608
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2008                                             25,000   $  2,500   $     5,000   $   703,125   $  710,625
                                                                     ========== ========== ============= ============= ============

The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                       STATUTORY STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                     2008              2007             2006
                                                               -----------------------------------------------------
 OPERATING ACTIVITIES
 Premium collected net of reinsurance                           $     1,300,052   $     1,088,928  $     1,155,917
 Net investment income received                                         142,048           142,247          137,057
 Miscellaneous income                                                    65,750            67,591           61,097
 Benefits paid to policyowners                                       (1,037,835)         (917,732)        (919,504)
 Net transfers to separate accounts                                     (67,533)          (30,007)        (178,620)
 Commissions, expenses and taxes paid                                  (232,119)         (238,076)        (215,363)
 Dividends paid to policyowners                                         (10,222)          (10,233)         (10,393)
 Federal income taxes paid                                               (4,734)          (46,438)         (28,913)
                                                               -----------------------------------------------------
      Net cash from operating activities                                155,407            56,280            1,278
                                                               -----------------------------------------------------
 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      435,961           576,114          455,598
 Cost of investments acquired                                          (530,336)         (655,860)        (476,883)
 Net change in loans on insurance contracts                              (2,997)           (4,021)          (1,265)
                                                               -----------------------------------------------------
      Net cash from investing activities                                (97,372)          (83,767)         (22,550)
                                                               -----------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                              (9,942)           (9,942)          (2,485)
 Change in deposit-type funds without life contingencies                 84,639            13,880            5,793
 Dividends to stockholders                                              (87,000)                -             (500)
 Other miscellaneous, net                                               (18,542)           (1,724)           4,879
                                                               -----------------------------------------------------
      Net cash from financing and miscellaneous activities              (30,845)            2,214            7,687
                                                               -----------------------------------------------------
 NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND
   SHORT-TERM INVESTMENTS                                                27,190           (25,273)         (13,585)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS -
   BEGINNING OF YEAR                                                     14,779            40,052           53,637
                                                               -----------------------------------------------------
 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END
   OF YEAR                                                      $        41,969   $        14,779  $        40,052
                                                               =====================================================

 Non-cash transactions:
   Note payable to affiliate on subsidiary stock redemption                   -                 -           29,825
   Mortgage loan foreclosed and transferred to real estate                    -                 -              595
   Mortgage loan from a real estate partnership basis
     adjustment due to refinance                                              -                 -            4,400
   Common stock adjustments on dissolution of affiliates                      -            10,855           45,987


The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and The Union Central Life Insurance Company
(UCL). AHC also wholly-owns Summit Investment Advisors, Inc. (SIA), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, and Pathmark Administrators Inc., a third-party administrator. Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services, was wholly owned by the Company until July 1, 2007 when it was sold to AHC and renamed SIA. The Company owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company).

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe Insurance Company, a Texas domiciled life, accident and health insurance company. On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company became a 100% owner of LifeRe Insurance Company. Effective October 1, 2008, the Company merged with LifeRe Insurance Company. See
Note 2 on Statutory Merger information.

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned Ameritas Variable Life Insurance Company (AVLIC) (merged with the Company), The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Acacia Life companies owned 14.23% of AMAL prior to September 1, 2006.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Nature of Operations, (continued)
UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor
(SIP); Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost or fair value based on their NAIC rating, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security;

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Basis of Presentation, (continued)

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

     (m) Comprehensive income and its components are not presented in the statutory financial statements; and

     (n) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves, investment valuations, and income taxes.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost when the NAIC designation is RP3 and P3 or above and are stated at lower of cost or fair value when the NAIC designation is RP4 and P4 or lower.

Common stocks are generally carried at NAIC fair value, except for Federal Home Loan Bank (FHLB) of Topeka common stock which is carried at cost. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

The Company carries subsidiaries and affiliates as follows: FALIC at audited statutory equity; AFSB, AIC and affiliated mutual funds in which the Company has an interest of 10% or more at the Company's proportionate share of the audited GAAP equity; AIA as non-admitted unaudited GAAP equity (2006 only); and Pathmark at audited GAAP equity with statutory adjustments.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the AVR.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $6,335, $1,078 and $670 were recorded as realized losses during 2008, 2007 and 2006, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Investments, (continued)

Other investments are primarily an affiliated surplus note, collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company does not receive cash on the initial sale of the contracts, but will receive or pay cash daily based on the movement of the underlying index.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral is recorded as an asset by the Company included in bonds on the statutory statements of admitted asset, liabilities, and capital and surplus and the book adjusted/carrying value of the collateral recorded at December 31, 2008 is $5,516.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in net unrealized gains on investments and totaled $129 for the year ended December 31, 2008. The total variation margin on closed contracts is reflected in net investment income and totaled $2,408 for the year ended December 31, 2008.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2008, 2007 and 2006, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,821, $3,803 and $3,852 for the years ended December 31, 2008, 2007 and 2006 respectively.

Maintenance and repairs are charged to expense as incurred.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, nonoperating system software, and negative disallowed interest maintenance reserve are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and capital and surplus by adjustments to unassigned surplus. Total non-admitted assets were $104,122 and $55,027 as of December 31, 2008 and 2007, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,769,840 or 14.1% and $3,549,574 or 17.1% of the individual life policies in force as of December 31, 2008 and 2007, respectively. The Company distributed dividends in the amount of $10,138, $10,247 and $10,421 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2008, 2007 and 2006, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $79, $508 and $383 for 2008, 2007 and 2006, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Income Taxes, (continued)
The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and capital and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003. The Company's management has determined that the settlement is not material.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and capital and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity, variable life contracts and experience-rated group annuities are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity, variable life contracts and experience-rated group annuities are not reflected in the Company's statutory statements of operations.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Vulnerability due to Certain Concentrations, (continued)
During 2008 and 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed, asset-backed and corporate bonds. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

Accounting Pronouncements
TREATMENT OF CASH FLOWS WHEN QUANTIFYING CHANGES IN VALUATIONS AND IMPAIRMENTS, AN AMENDMENT TO SSAP No. 43 - LOAN BACKED AND STRUCTURED SECURITIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 98. Effective for quarterly and annual reporting beginning on or after January 1, 2009, the Company will adopt SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment to SSAP No. 43 - Loan Backed and Structured Securities". This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Under the provisions of SSAP No. 98, structured securities with other than temporary impairments (OTTI) are written down to the securities' fair value, whereas under SSAP No. 43, such OTTI losses would be written down to the sum of the estimated future cash flows. A change resulting from the adoption of this statement shall be accounted for prospectively. The adoption of this statement is not anticipated to have material impact on the financial statements.

SETTLEMENT REQUIREMENTS FOR INTERCOMPANY TRANSACTIONS, AN AMENDMENT TO SSAP NO. 25 - ACCOUNTING FOR AND DISCLOSURES ABOUT TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 96.
Effective January 1, 2007, the Company adopted SSAP No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties". This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 88. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 97.
Effective January 1, 2007, the Company adopted SSAP No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88". This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Accounting Pronouncements, (continued)
ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93 Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 7 remaining years of unexpired tax credits and is required to hold these investments for up to 11 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

2.  Statutory Merger and Business Combination
---------------------------------------------
The Company merged with LifeRe, a wholly owned subsidiary of the Company, on October 1, 2008. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior years have been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at January 1, 2006:

                                                                     2007
                           -----------------------------------------------------------------------------------------
                             Ameritas Life              LifeRe
                             As Previously           As Previously                                 Ameritas Life
                                Reported               Reported             Eliminations             As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,246,445      $        33,725       $           -          $     1,280,170
 Net Income                            77,665                 (470)                  -                   77,195
 Total Capital and Surplus            878,120               11,386             (11,386)                 878,120
 -------------------------------------------------------------------------------------------------------------------

                                                                     2006
                           -----------------------------------------------------------------------------------------
                             Ameritas Life              LifeRe
                             As Previously           As Previously                                 Ameritas Life
                                Reported               Reported             Eliminations             As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,308,148      $        31,550       $           -          $     1,339,698
 Net Income                            70,645                1,816                   -                   72,461
 Total Capital and Surplus            814,236               11,815                   -                  826,051
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

2. Statutory Merger and Business Combination, (continued)
---------------------------------------------------------
In 2007, the Company paid $21,262 in cash for the purchase of the outstanding common stock of LifeRe Corporation. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007 and written off in 2007 upon the dissolution of LifeRe Corporation (see Note 5).

3. Investments
--------------
Bonds
The table below provides additional information relating to bonds held at December 31, 2008:

                                                                     Gross           Gross
                                                  Cost or          Unrealized      Unrealized
                                               Amortized Cost        Gains           Losses          Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          167,554  $        9,780  $          156  $          177,178
 All Other Governments                                      585              15               -                 600
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         195,376           3,910              30             199,256
 Public Utilities (Unaffiliated)                        108,314           1,016           6,662             102,668
 Industrial & Miscellaneous (Unaffiliated)            1,142,801           9,541         124,785           1,027,557
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,614,630  $       24,262  $      131,633  $        1,507,259
 ===================================================================================================================

                                       17

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds, (continued)
The table below provides additional information relating to bonds held at
December 31, 2007:
                                                                     Gross           Gross
                                                  Cost or          Unrealized      Unrealized
                                               Amortized Cost        Gains           Losses          Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          199,187  $        6,123  $          623  $          204,687
 All Other Governments                                    1,428              28               -               1,456
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         200,613           1,111           1,189             200,535
 Public Utilities (Unaffiliated)                        101,460           1,900             971             102,389
 Industrial & Miscellaneous (Unaffiliated)            1,117,969          24,720          13,678           1,129,011
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,620,657  $       33,882  $       16,461  $        1,638,078
 ===================================================================================================================

At December 31, 2008 and 2007, the amortized cost of bonds was reduced by $3,147 and $0, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the statutory statements of admitted assets, liabilities and capital and surplus of $1,611,483 and $1,620,657, respectively.

The cost or amortized cost and fair value of bonds at December 31, 2008 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                  Cost or            Fair Value
                                                                               Amortized Cost
 -------------------------------------------------------------------------------------------------------------------
 Due in one year or less                                                     $        61,046     $        61,176
 Due after one year through five years                                               426,030             412,113
 Due after five years through ten years                                              660,471             614,830
 Due after ten years                                                                 351,362             302,271
 Bonds with multiple repayment dates                                                 115,721             116,869
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                                                 $     1,614,630     $     1,507,259
 ===================================================================================================================

Sales of bond investments in 2008, 2007 and 2006 resulted in proceeds of $43,359, $93,497 and $35,770, respectively, on which the Company realized gross gains of $1,436, $3,474 and $983, respectively, and gross losses of $6,879, $473 and $520, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2008
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                      Unrealized                Unrealized                Unrealized
                                          Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $     3,242 $        76   $     4,166 $        80   $     7,408 $       156
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and
   Authorities of Governments and
   Their Political Subdivisions               4,837          24         2,236           5         7,073          30
 Public Utilities (Unaffiliated)             61,037       4,179        15,301       2,483        76,338       6,662
 Industrial & Miscellaneous
   (Unaffiliated)                           615,479      76,444       117,880      48,342       733,359     124,785
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                684,595      80,723       139,583      50,910       824,178     131,633
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks (Unaffiliated)              9,907       4,425         4,465       3,314        14,372       7,739
 Common Stocks (Unaffiliated)                54,804       9,407           699         489        55,503       9,896
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   749,306 $    94,555   $   144,747 $    54,713   $   894,053 $   149,268
 -------------------------------------------------------------------------------------------------------------------

                                                                    December 31, 2007
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                      Unrealized                Unrealized                Unrealized
                                          Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $    36,069 $       203   $    21,318 $       420   $    57,387 $       623
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and
   Authorities of Governments and
   Their Political Subdivisions              13,931         107        81,004       1,082        94,935       1,189
 Public Utilities (Unaffiliated)             21,157         252        27,421         719        48,578         971
 Industrial & Miscellaneous
   (Unaffiliated)                           212,128       7,274       237,062       6,404       449,190      13,678
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                283,285       7,836       366,805       8,625       650,090      16,461
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks (Unaffiliated)             13,374         785             -           -        13,374         785
 Common Stocks (Unaffiliated)                59,100       4,710         1,212         240        60,312       4,950
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   355,759 $    13,331   $   368,017 $     8,865   $   723,776 $    22,196
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds and Stocks, (continued)
The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2008 or 2007 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2008 or 2007 are temporary. During 2008, the Company recorded $8,980 of other than temporary impairments as additional realized loss.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2008 and 2007, bonds totaling $88,750 and $68,903, respectively, (5.3% and 4.2%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2008, 2007 and 2006, the Company recorded realized losses for other than temporary impairments on bonds of $36,072, $1,657 and $1,890, respectively.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS). The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2008 and 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $44,516 and $66,367 and a fair value of $15,948 and $62,965, respectively. As of December 31, 2008 and 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $3,010 and $3,485 and a fair value of $2,640 and $3,600, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2008 are 6.83% and 5.85%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2008, 2007 and 2006.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2008 and 2007 are as follows:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 California                                                                      $        47,082  $        44,024
 Minnesota                                                                                31,483           25,363
 Ohio                                                                                     29,074           25,281
 Utah                                                                                     24,036           25,533
 Oregon                                                                                   21,480           16,174
 Texas                                                                                    21,346           21,086
 Oklahoma                                                                                 20,845           21,775
 All other states                                                                        191,210          191,120
 -------------------------------------------------------------------------------------------------------------------
                                                                                 $       386,556  $       370,356
 ===================================================================================================================

At December 31, 2008, 2007 and 2006, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks-Unaffiliated - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Preferred Stocks-Affiliated - The carrying amounts approximate fair value.

         Common Stocks - For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value of Financial Instruments, (continued)
         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis. The fair value of the affiliated surplus note included in other investments was internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the note.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value of Financial Instruments, (continued)
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2008                             2007
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Financial Assets:

     Bonds                                        $    1,611,483  $    1,507,259   $    1,620,657  $    1,638,078
     Preferred stocks - unaffiliated                      24,943          17,264           31,921          31,507
     Preferred stocks - affiliated                        15,000          15,000           17,500          17,500
     Common stocks - unaffiliated                        147,855         147,855          207,390         207,390
     Common stocks - affiliated                              732             732                -               -
     Mortgage loans                                      386,556         405,865          370,356         380,775
     Cash and cash equivalents                           (10,572)        (10,572)         (10,358)        (10,358)
     Short-term investments                               52,541          52,541           25,137          25,137
     Loans on insurance contracts                        108,471         105,537          105,747         104,421
     Other investments - unaffiliated                      1,796           1,796            3,455           3,455
     Other investments - affiliated                       25,000          13,112                -               -
     Accrued investment income                            24,518          24,518           24,058          24,058
     Assets related to separate accounts               2,457,887       2,457,887        3,694,975       3,694,975
 Financial Liabilities:

     Deposit-type funds                           $      197,433  $      197,433   $      109,239  $      109,239
     Borrowed money - affiliates                           7,491           7,484           17,479          17,526
     Liabilities related to separate accounts          2,457,887       2,457,887        3,694,975       3,694,975
 -------------------------------------------------------------------------------------------------------------------

Fair Value Measurements of Financial Instruments
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value Measurements of Financial Instruments, (continued)
The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by GAAP Statement of Financial Accounting Standard (SFAS) No. 157, "Fair Value Measurements". The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. In summary, the levels of the fair value hierarchy are as follows:

     o Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     o Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     o Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information about the Company's assets measured at fair value on a recurring basis by the SFAS 157 levels described above as of December 31, 2008:

                                                           Level 1       Level 2       Level 3          Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks - unaffiliated                        $     136,288 $          -  $       6,664 $      142,952
     Common stocks - affiliated                                    732            -              -            732
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding assets related to separate
   accounts                                                    137,020            -          6,664        143,684
     Assets related to separate accounts                     2,457,822            -              -      2,457,822
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   2,594,842 $          -  $       6,664 $    2,601,506
 -------------------------------------------------------------------------------------------------------------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

The following valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed equity securities - unaffiliated and affiliated and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represent net asset values received from fund managers who stand ready to transact at the quoted values.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value Measurements of Financial Instruments, (continued)
Level 2 - Financial Assets
As of December 31, 2008, there were no financial assets measured at fair value on a recurring basis in Level 2.

Level 3 - Financial Assets
The Company classifies common stock accounted for under the cost method in Level 3 as internal valuations are required.

The following table summarizes changes to our financial instruments for the year ended December 31, 2008 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                                                 Common stocks -
                                                                                                  unaffiliated
 -------------------------------------------------------------------------------------------------------------------
 Fair value at January 1, 2008                                                                $        3,700
 Total gains or losses (realized and unrealized)
   Included in net income                                                                                  -
   Included in unassigned surplus                                                                      2,964
 Purchases, sales, issuances, and settlements                                                              -
 Transfers in/out of Level 3                                                                               -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2008                                                              $        6,664
 -------------------------------------------------------------------------------------------------------------------

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the statutory statements of admitted assets, liabilities and capital and surplus at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of December 31, 2008 and the total realized/unrealized losses for 2008:

                                        Level 1         Level 2        Level 3          Total       Total Realized
                                                                                                     /Unrealized
                                                                                                        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $           -   $       9,191  $       4,022   $      13,213   $     (31,390)
Preferred Stocks                     $           -   $       1,200  $           -   $       1,200   $      (1,747)
--------------------------------------------------------------------------------------------------------------------

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $474 and impaired bonds totaling $12,739. The preferred stocks recorded at fair value as a non-recurring basis were due to impairments. The $4,022 of bonds classified as Level 3 were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes
----------------
The following are federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

          2008                        $      -
          2007                          32,363
          2006                          37,944

The Company had a $48 net capital loss and $273 net operating loss carryforward, as a result of the merger with LifeRe at December 31, 2008. The net capital loss and net operating loss will expire in 2011 and 2021, respectively.

The Company, as a result of the LifeRe merger, has alternative minimum tax credit carryforwards of approximately $336.

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Current federal income taxes
 Operations                                                    $        17,530   $        21,386  $        23,805
 Capital gains (losses)                                                (28,627)           13,432           12,671
 Correction of error (see Note 22)                                           -              (696)               -
 -------------------------------------------------------------------------------------------------------------------
                                                                       (11,097)           34,122           36,476
 Change in net deferred income taxes                                   (16,391)           (4,115)          (2,136)
 -------------------------------------------------------------------------------------------------------------------
     Total federal income taxes incurred                       $       (27,488)  $        30,007  $        34,340
 ===================================================================================================================

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized capital       $        18,346   $        76,365  $        78,159
   gains (losses)
 Net realized capital gains (losses) before federal income
   taxes and transfers to IMR                                         (107,127)           35,693           30,724
 Correction of error (see Note 22)                                           -            (1,988)               -
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income (loss)                                            (88,781)          110,070          108,883
 Change in non-admitted assets                                         (12,946)           (6,547)          (1,040)
 Tax exempt income                                                      (7,966)          (10,784)         (11,467)
 Nondeductible expenses                                                 (2,969)             (107)           5,354
 Change in accounting principle                                              -                 -             (788)
 Other                                                                  (3,809)           (4,526)          (1,506)
 -------------------------------------------------------------------------------------------------------------------
                                                                      (116,471)           88,106           99,436
 Statutory tax rate                                                       0.35              0.35             0.35
 -------------------------------------------------------------------------------------------------------------------
                                                                       (40,765)           30,837           34,803
 Change in federal income tax reserve                                   13,729              (647)             221
 Small company deduction                                                     -                 -             (481)
 Tax credits                                                              (452)             (183)            (203)
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                     $       (27,488)  $        30,007  $        34,340
 ===================================================================================================================

                                       26

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------
The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax assets:
 Unrealized investment losses                                                    $         9,633  $         3,008
 Deferred policy acquisition costs                                                        17,510           18,061
 Future policy and contract benefits                                                      16,899            6,821
 Policyowner dividends                                                                     3,510            3,560
 Acacia Life Insurance Company distribution                                                2,026            2,420
 Pension and postretirement benefits                                                       9,517           10,884
 Non-admitted assets                                                                      18,285           13,753
 Net operating/net capital and credits                                                       449                -
 Other                                                                                     3,259            1,958
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                                                81,088           60,465
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax liabilities:
 Unrealized investment gains                                                                 849           18,365
 Acacia National Life Insurance Company inforce                                              807            1,134
 Other                                                                                    12,436            9,471
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax liabilities                                                           14,092           28,970
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                                                   66,996           31,495
 Less:  non-admitted deferred tax assets                                                  48,422           15,732
 -------------------------------------------------------------------------------------------------------------------
 Net admitted deferred tax asset                                                 $        18,574  $        15,763
 ===================================================================================================================

 Increase in deferred tax assets non-admitted                                    $        32,690  $         1,101
 ===================================================================================================================

                                       27

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------
The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2008             2007             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        81,088   $        60,465  $        20,623
 Gross deferred tax liabilities                                         14,092            28,970          (14,878)
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        66,996   $        31,495           35,501
 =================================================================================================
 Tax effect of unrealized gains                                                                           (19,110)
                                                                                                 -------------------
 Change in net deferred income tax                                                                $        16,391
                                                                                                 ===================

                                                                          December 31
                                                                     2007             2006             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        60,465   $        57,166  $         3,299
 Gross deferred tax liabilities                                         28,970            27,713            1,257
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        31,495   $        29,453            2,042
 =================================================================================================
 Tax effect of unrealized gains                                                                             2,073
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         4,115
                                                                                                 ===================

                                                                          December 31
                                                                     2006             2005             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        57,166   $        55,676  $         1,490
 Gross deferred tax liabilities                                         27,713            24,318            3,395
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        29,453   $        31,358           (1,905)
 =================================================================================================
 Tax effect of unrealized gains                                                                             4,041
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         2,136
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was increased by $13,729 in 2008.

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties
-------------------------------------------------------------------------------
The Company received cash in the amount of $2,640 on December 2, 2008 from a dividend declared by Pathmark Administrators, Inc. Of this amount $2,074 was a return of capital with the remainder included in investment income.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note
(Note) to the Company as part of an intercompany surplus agreement. Interest accrues on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note is paid in full. The note matures on May 15, 2048 and can be redeemed in whole, or in part by UCL on or after May 15, 2013.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
Upon the dissolution of LifeRe Corporation on November 7, 2007, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released in 2007 upon the dissolution.

Effective July 1, 2007, Summit Investment Partners LLC, an advisor that provided investment management services, was liquidated into its parent company, UCL. UCL contributed its unaffiliated investment service contracts to SIP.

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to SIA. SIA is an advisor providing investment management services to all the insurance companies within UNIFI.

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,080 and $1,079 for the years ended December 31, 2008, 2007 and 2006, respectively.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2008, 2007 and 2006, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2008 and 2007, the Company redeemed 100,000 shares at $2,500.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $20,644, $20,449 and $21,528 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $312,164 and $637,900 in the VIT as of December 31, 2008 and 2007, respectively. FALIC had separate account investments of $187 and $238 in the VIT as of December 31, 2008 and 2007, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Mutual Funds, Inc. (SMF), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $430,322 and $312,611 as of December 31, 2008 and 2007, respectively.

The Company had short-term investments of $0 and $116 in mutual funds of an affiliate at December 31, 2008 and 2007, respectively, included in short-term investments.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                                        Receivable (Payable)
--------------------------------------------------------------------------------------------------------------------
Ameritas Holding Company                                                                 $          (719)
The Union Central Life Insurance Company                                                          (1,394)
First Ameritas Life Insurance Corp. of New York                                                      409
Pathmark Administrators Inc.                                                                        (245)
Ameritas Investment Corp.                                                                           (101)
Summit Investment Advisors, Inc.                                                                     408
Acacia Life Insurance Company                                                                      2,131
Acacia Federal Savings Bank                                                                           13
Acacia Financial Corporation                                                                           5
Calvert Group, LTD                                                                                    35
--------------------------------------------------------------------------------------------------------------------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2008 and 2007, reducing the respective ceded allowance to $52 and $82 which is included as a reduction of policy reserves. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $589 and $1,290 of additional reserves as of December 31, 2008 and 2007, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $364, $271 and $827 received under administrative service agreements for the years ended December 31, 2008, 2007 and 2006, respectively. Reimbursements of $17,241, $12,490 and $7,006 for the years ended

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
December 31, 2008, 2007 and 2006 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $2,975, $2,589 and $2,041 for the years ended December 31, 2008, 2007 and 2006, respectively.

6.  Borrowed Money
------------------
Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

The Company has a $15,000 unsecured line of credit available at December 31, 2008. No balance was outstanding at any time during 2008 or 2007. The line of credit expires May 31, 2009.

7.  Benefit Plans
-----------------
Defined Benefit Plans
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life. In 2008, the Union Central Employees Pension Plan merged into the UNIFI Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2008, 2007 and 2006, the Company paid $5,000 to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $15,990 and $13,982 at December 31, 2008 and 2007, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $2,992, $3,103 and $3,447 in 2008, 2007 and 2006, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and a group annuity contract with UCL which include investments in underlying separate accounts. The carrying values of the assets of the Plan were approximately $178,764 and $102,960 at December 31, 2008 and 2007, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by affiliates of AHC.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Benefit Plans, (continued)
The Company also sponsors several non-qualified unfunded defined benefit pension plans where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Plan.

The following tables provide a reconciliation of the changes in the projected benefit obligation for the years ended December 31, 2008, 2007 and 2006, and a statement of the funded status as of the December 31 measurement date for the Company's non-qualified unfunded defined benefit plans:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $        14,768   $        12,881  $        12,395
     Service cost                                                          303               283              235
     Interest cost                                                         905               858              695
     Actuarial (gain)/loss                                                (314)            1,435             (360)
     Special termination benefits                                           68                 -                -
     Benefits paid                                                      (2,411)             (689)            (572)
     Plan merger                                                             -                 -              488
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $        13,319   $        14,768  $        12,881
 -------------------------------------------------------------------------------------------------------------------

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Funded status
     Funded status at end of year                              $       (13,319)  $       (14,768) $       (12,881)
     Unrecognized net actuarial (gain)/loss                              1,250             2,073            1,094
     Unrecognized net transition asset                                       -               (18)             (23)
     Unrecognized prior service cost                                         -               129              150
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $       (12,069)  $       (12,584) $       (11,660)
 -------------------------------------------------------------------------------------------------------------------

The amount of the projected benefit obligation and accumulated benefit obligation for nonvested employees was $0 as of December 31, 2008 and 2007.

Net periodic benefit expense as of December 31 included the following components:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $           303   $           283  $           235
 Interest cost                                                             905               858              695
 Amount of recognized (gains)/losses                                       349               420              207
 Amount of prior service cost recognized                                   129                21               21
 Amortization of transition obligation                                       -                (4)              (4)
 Special termination benefits                                              209                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $         1,895   $         1,578  $         1,154
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Benefit Plans, (continued)
The following expected benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                         Expected Pension
     Fiscal Year                                                                         Benefit Payments
 -------------------------------------------------------------------------------------------------------------------
     2009                                                                               $          1,272
     2010                                                                                          1,272
     2011                                                                                          1,272
     2012                                                                                          1,272
     2013                                                                                          1,272
     2014 - 2017                                                                                   6,232
 -------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the projected benefit obligations are:

                                                                    2008             2007             2006
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31
 Discount rate                                                      6.25%            6.25%            6.00%
 Expected compensation increase                                     5.00%            5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic benefit expense are:

                                                                    2008             2007             2006
 ------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31
 Discount rate                                                      6.25%            6.00%            6.00%
 Expected compensation increase                                     5.00%            5.00%            5.00%
 ------------------------------------------------------------------------------------------------------------------

Information for pension plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
     Projected benefit obligation                              $        13,319   $        14,768  $        12,881
     Accumulated benefit obligation                            $        12,039   $        13,922  $        11,179
     Fair value of plan assets                                 $             -   $             -  $             -
 -------------------------------------------------------------------------------------------------------------------

Defined Contribution Plans

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,749, $4,230 and $3,410 in 2008, 2007 and 2006, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Contribution Plans, (continued)
The defined contribution plans' assets also include investments in deposit administration contracts with the Company and UCL which include investments in underlying separate accounts. The carrying values of the assets invested in the defined contribution plans, were approximately $274,498 and $229,191 at December 31, 2008 and 2007, respectively. At December 31, 2008, $68,746 was invested in mutual funds which are advised by affiliates of AHC.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premiums until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $20, $77 and $47 in 2008, 2007 and 2006, respectively. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2008, 2007 and 2006, and a statement of the funded status as of the December 31 measurement date of all years:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $         6,144   $         6,503  $         5,558
     Transfer of obligation from dissolution of AMAL                         -                 -              106
     Service cost                                                          123                71               69
     Interest cost                                                         362               368              331
     Plan participants' contributions                                      481               518              513
     Actuarial (gain)/loss                                                  12              (140)           1,164
     Federal subsidy receipts                                               20                77               47
     Benefits paid                                                        (960)           (1,253)          (1,285)
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $         6,182   $         6,144  $         6,503
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of fair value of plan assets
     Fair value of plan assets at beginning of year            $         2,846   $         2,795  $         2,754
     Transfer of plan assets from dissolution of AMAL                        -                 -              156
     Actual return on plan assets                                          143               139              147
     Employer contributions                                                584               496              401
     Benefits paid                                                        (273)             (584)            (663)
 -------------------------------------------------------------------------------------------------------------------
     Fair value of plan assets at end of year                  $         3,300   $         2,846  $         2,795
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Funded status

     Funded status at end of year                              $        (2,882)  $        (3,298) $        (3,708)
     Unrecognized net actuarial (gain)/loss                              2,470             2,658            3,009
     Unrecognized prior service cost                                         -                (1)              (1)
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $          (412)  $          (641) $          (700)
 -------------------------------------------------------------------------------------------------------------------

The amount of the postretirement obligation for nonvested employees was $1,529 and $901 at December 31, 2008 and 2007, respectively.

Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31

 -------------------------------------------------------------------------------------------------------------------
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $           123   $            71  $            69
 Interest cost                                                             362               368              331
 Expected return on plan assets                                           (149)             (148)            (156)
 Amortization of net loss                                                  206               219              175
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           542   $           510  $           419
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $724 to its postretirement benefits plans and 401(h) account in 2009.

The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                           Expected Net
                                                                                         Benefit Payments

     Fiscal Year

 ------------------------------------------------------------------------------------------------------------------
     2009                                                                               $           724
     2010                                                                                           724
     2011                                                                                           703
     2012                                                                                           637
     2013                                                                                           602
     2014 - 2018                                                                                  3,026
 ------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Weighted-average assumptions as of December 31
 Discount rate                                                               6.25%         6.25%         6.00%
 Expected long term rate of return on plan assets                            6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic postretirement benefit costs are:
                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Weighted-average assumptions as of December 31
 Discount rate                                                               6.25%         6.00%         5.75%
 Expected long term rate of return on plan assets                            6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Healthcare Cost Trend Rate Assumed for Next Year                            7.0%          8.0%          9.0%
 Rate to which the Cost Trend Rate is Assumed to Decline
(Ultimate Trend Rate)                                                        5.0%          5.0%          5.0%
 Year the Rate Reaches the Ultimate Trend Rate                               2011          2011          2011
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

 -------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
 -------------------------------------------------------------------------------------------------------------------
 Effect on total of service and interest cost components of net                       $     28         $    (26)
 periodic postretirement health care benefit cost

 Effect on the health care component of the accumulated
 postretirement benefit obligation                                                    $    337         $   (320)
 -------------------------------------------------------------------------------------------------------------------

Information for postretirement plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:

                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Projected benefit obligation                                  $         6,182   $         6,144  $         6,503
 Accumulated benefit obligation                                          6,182             6,144            6,503
 Fair value of plan assets                                               3,300             2,846            2,795
 -------------------------------------------------------------------------------------------------------------------

8. Dividend Restrictions and Surplus
------------------------------------
The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the
Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $70,813 in dividends after December 9, 2009, without prior approval.
The Company paid ordinary dividends of $87,000, $0, $0 to AHC, its' parent, in
2008, 2007 and 2006, respectively. Additionally due to the merger with LifeRe, the Company paid stock dividends of $0, $500 and $0 and cash dividends of $0, $0 and $500 to LifeRe's then parent company, LifeRe Corporation, in 2008, 2007 and
2006, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of
December 31:
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments, net of taxes
   of $965, $20,075 and $18,002                                $        17,492   $        44,213  $        57,355
 Nonadmitted asset values                                             (104,122)          (55,027)         (48,266)
 Asset valuation reserves                                               (4,995)          (68,603)         (62,456)
 Liability for reinsurance in unauthorized companies                    (1,854)              (26)               -
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies
---------------------------------
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $773 and $526 as of December 31, 2008 and 2007, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $690 and $454 as of December 31, 2008 and 2007, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company had no claims (per claim or claimant) where amounts were paid to settle claims related to extra contractual obligations or bad faith claims resulting from lawsuits during 2008, 2007 and 2006.

Securities commitments of $32,003 and $28,275 and mortgage loan and real estate commitments of $38,954 and $23,346 were outstanding for investments to be purchased in subsequent years as of December 31, 2008 and 2007, respectively. Low income housing tax credit property investment commitments were $3,030 and $442 as of December 31, 2008 and 2007, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company engaged in securities lending transactions to generate additional income. The program was administered by an authorized financial institution and required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the loaned securities. The Company maintained effective control over all loaned securities and, therefore, continued to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities and capital and surplus. The carrying value of bonds loaned as of December 31, 2008 and 2007 were $0 and $25,744 respectively. The carrying value of common stocks loaned as of December 31, 2008 and 2007 were $0 and $28,077, respectively. The fair value of cash collateral held was $0 and $56,998 as of December 31, 2008 and 2007, respectively. Due to unprecedented conditions in the short-term credit market, which created disruptions in prime money market funds, the Company exited its securities lending program during September 2008. There was no non-cash collateral on deposit at December 31, 2008 and 2007.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies, (continued)
----------------------------------------------
In 2006, the Company entered into an agreement with the FHLB, to enhance investment yields through investment spread strategies and to resolve emergency liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. Since 2006, the Company has purchased $3,602 of additional stock as part of this agreement. As of December 31, 2008 and 2007, the Company had issued $100,000 and $12,000, respectively, of funding agreements with the FHLB. Additional funding of $20,000 is available to the Company. The reserves related are reported in deposit-type funds on the statutory statements of admitted assets, liabilities, and capital and surplus of $100,238 and $12,018 as of December 31, 2008 and 2007, respectively. There is $118,167 and $11,454 of collateral pledged at December 31, 2008 and 2007, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy.

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
---------------------------------------------------------------------------
Plans
-----
ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Net reimbursement for administrative expenses (including
   administrative fees) in excess of actual expenses            $         4,255  $         3,226  $         3,822
 Total net other income (expense) (including interest paid to
   or received from ASO uninsured plans)                                      -                -                -
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                       $         4,255  $         3,226  $         3,822
 -------------------------------------------------------------------------------------------------------------------
 Total claim payment volume                                     $        93,914  $        82,943  $        65,662
 -------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Gross reimbursement for medical cost incurred                 $           648   $           543  $           430
 Other income or expenses (including interest paid
   to or received from plans)                                               41                35               27
 Gross expenses incurred (claims and administrative)                       682               571              452
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                      $             7   $             7  $             5
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

11.  Direct Premiums Written
----------------------------
The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total capital and surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $47,013, $44,846 and $43,922 for the years ended December 31, 2008, 2007 and
2006, respectively. The Company did not have any other third party administrators or any managing general agents that exceeded 5% of total surplus for direct written premiums during these periods.

12.  Other Items
----------------
Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value at December 31, 2008 and 2007, has been written down to $0, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $8,792 and $10,112 at December 31, 2008 and 2007, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $1,952 and $953 at December 31, 2008 and 2007, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and capital and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Department, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

13.  Leases
-----------
The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2008, 2007 and 2006 for operating leases was $508, $628 and $550, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2008:

 -------------------------------------------------------------------------------------------------------------------
     2009                                                                                $          551
     2010                                                                                           533
     2011                                                                                           517
     2012                                                                                           523
     2013 and thereafter                                                                            219
 -------------------------------------------------------------------------------------------------------------------
                                                                                         $        2,343

 -------------------------------------------------------------------------------------------------------------------

14.  Reinsurance
----------------
Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, Acacia Life, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2008           2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Premium Income:
   Assumed (related party $102, $80 and $115
     in 2008, 2007 and 2006)                                             $     49,678   $     56,885  $     71,398
   Ceded (related party $2,097, $2,125 and $3,955
     in 2008, 2007 and 2006)                                                   31,759         29,233        27,904
 Benefits To Policyowners:
   Assumed (related party $0, $214 and $0 in
     2008, 2007 and 2006)                                                      48,137         47,418        54,910
   Ceded (related party $702, $1,588 and $2,694 in
     2008, 2007 and 2006)                                                      22,146         18,115        18,835
 Policy Reserves:
   Assumed (related party $38 and $36 in
     2008 and 2007)                                                               172            402           N/A
   Ceded (related party $1,091 and $1,061 in
     2008 and 2007)                                                            67,863         63,732           N/A
 -------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

15.  Changes in Unpaid Claims and Claim Adjustment Expenses
-----------------------------------------------------------
The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------

 Balance at January 1                                          $        32,355   $        33,359  $        31,986
 Less reinsurance recoveries                                            (6,487)           (8,776)          (9,929)
 -------------------------------------------------------------------------------------------------------------------
 Net balance at January 1                                               25,868            24,583           22,057
 -------------------------------------------------------------------------------------------------------------------

 Incurred related to:
     Current year                                                      362,372           328,784          299,732
     Prior year                                                         (4,951)           (5,123)          (4,036)
 -------------------------------------------------------------------------------------------------------------------
         Total incurred                                                357,421           323,661          295,696
 -------------------------------------------------------------------------------------------------------------------

 Paid related to:
     Current year                                                      336,143           302,903          275,141
     Prior year                                                         20,916            19,473           18,029
 -------------------------------------------------------------------------------------------------------------------
         Total paid                                                    357,059           322,376          293,170
 -------------------------------------------------------------------------------------------------------------------

 Net balance at December 31                                             26,230            25,868           24,583
 Plus reinsurance recoveries                                             7,803             6,487            8,776
 -------------------------------------------------------------------------------------------------------------------
 Total reserve for unpaid claims                               $        34,033   $        32,355  $        33,359
 ===================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,951, $5,123 and $4,036 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company paid assumed reinsurance claims of $46,541, $49,224 and $55,422 and incurred assumed reinsurance claims of $47,854, $46,929 and $54,919 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company paid ceded reinsurance claims of $532, $549 and $598, and incurred ceded reinsurance claims of $528, $537 and $601 for the years ended December 31, 2008, 2007 and 2006, respectively.

16.  Policy Reserves
--------------------
The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

16.  Policy Reserves, (continued)
---------------------------------
As of December 31, 2008 and 2007, respectively, the Company had $1,456,255 and $1,380,130 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $16,891 and $10,679 at December 31, 2008 and 2007, respectively.

17. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
---------------------------------------------------------------------
Characteristics
---------------
Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2008
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       620,185         19.7%
   At book value less current surrender charge of 5% or more                              69,510          2.2%
    At fair value                                                                      1,955,662         62.2%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,645,357         84.1%
   At book value without adjustment  (minimal or no charge)                              409,788         13.0%
 Not subject to discretionary withdrawal                                                  91,847          2.9%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                     $     3,146,992        100.0%
 Reinsurance ceded                                                                        (2,739)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,144,253
 =================================================================================================

                                                                                               2007
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       509,088         13.2%
   At book value less current surrender charge of 5% or more                             517,349         13.4%
   At fair value                                                                         976,074         25.4%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,002,511         52.0%
   At book value without adjustment  (minimal or no charge)                            1,786,644         46.3%
 Not subject to discretionary withdrawal                                                  65,034          1.7%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                     $     3,854,189        100.0%
 Reinsurance ceded                                                                          (165)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,854,024
 =================================================================================================

In 2008, the Company reported Separate Account reserves and deposit-type liabilities separately from the general account reserves and deposit-type liabilities in the above table, while in 2007, the Company reported the reserves and deposit-type liabilities according to the entire policy irregardless of the policyholders' investment selection.

                                       43

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

17. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
---------------------------------------------------------------------
Characteristics, (continued)
----------------------------
The following information is obtained from the applicable Exhibit in the
Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and capital and surplus as of December 31:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Life and Accident and Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)                                       $       980,638  $       871,765
 Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)          10,520           10,735
 Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                    197,433          109,239
 -------------------------------------------------------------------------------------------------------------------
                                                                                       1,188,591          991,739
 Separate Accounts Annual Statement:
 Exhibit 3, Line 0299999, Column 2                                                     1,955,662        2,862,285
 -------------------------------------------------------------------------------------------------------------------
 Total                                                                           $     3,144,253  $     3,854,024
 ===================================================================================================================

18.  Premium and Annuity Considerations Deferred and Uncollected
----------------------------------------------------------------
Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2008                      2007                      2006
                                    --------------------------------------------------------------------------------
                Type                    Gross       Net of        Gross       Net of        Gross        Net of
                                                    Loading                   Loading                    Loading
 -------------------------------------------------------------------------------------------------------------------
 Ordinary new business               $         1  $         1  $        23  $        20  $        71   $        60
 Ordinary renewal                          5,313        4,913        4,838        4,430        5,221         4,785
 -------------------------------------------------------------------------------------------------------------------
 Totals                              $     5,314  $     4,914  $     4,861  $     4,450  $     5,292   $     4,845
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

19.  Separate Accounts
----------------------
Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 For the years ended December 31:
     Premiums, considerations or deposits                           $      602,252  $      480,315  $      605,460
 -------------------------------------------------------------------------------------------------------------------
 At December 31:
 Reserves by valuation basis
     Fair value                                                     $    2,389,646  $    3,604,435
 ===================================================================================================

 Reserves by withdrawal characteristic:
 Subject to discretionary withdrawal
     At book value without fair value adjustment and with current
      surrender charge of 5% or more                                $            -  $      418,760
     At fair value                                                       2,389,646         976,074
     At book value without adjustment (minimal or no charge)                     -       2,208,875
 ---------------------------------------------------------------------------------------------------
 Sub-total                                                          $    2,389,646  $    3,603,709
 Not subject to discretionary withdrawal                                         -             726
 ---------------------------------------------------------------------------------------------------
 Total                                                              $    2,389,646  $    3,604,435
 ===================================================================================================

In 2008 and 2007, the Company's reserves in the above table were classified as explained in Note 17.

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of net transfers to (from) separate accounts at December 31:
 Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
     Transfers to separate accounts                                  $      602,252 $      480,315  $      605,460
     Transfers from separate accounts                                      (512,423)      (447,861)       (424,724)
 -------------------------------------------------------------------------------------------------------------------
     Net transfers to separate accounts                                      89,829         32,454         180,736
 -------------------------------------------------------------------------------------------------------------------
 Net transfers as reported in the statutory statements of            $       89,831 $       32,454  $      180,736
   operations of the Company
 -------------------------------------------------------------------------------------------------------------------
 Reconciling adjustments                                                         (2)             -               -
 -------------------------------------------------------------------------------------------------------------------
     Net transfers                                                   $       89,829 $       32,454  $      180,736
 ===================================================================================================================

20.  EDP Equipment and Software
-------------------------------
Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:

                                                                                          2008           2007
 -------------------------------------------------------------------------------------------------------------------
 Electronic data processing equipment                                                $       12,926  $       12,895
 Operating system software                                                                    4,225           3,868
 Nonoperating system software                                                                27,334          18,468
 -------------------------------------------------------------------------------------------------------------------
     Subtotal                                                                                44,485          35,231
 Accumulated depreciation                                                                   (31,008)        (27,316)
 -------------------------------------------------------------------------------------------------------------------
 Balance, net                                                                        $       13,477  $        7,915
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

20.  EDP Equipment and Software, (continued)
--------------------------------------------
EDP equipment and operating software included in data processing and other admitted assets are $2,297 and $3,189 at December 31, 2008 and 2007, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $4,722, $2,978 and $3,020 for the year ended December 31, 2008, 2007 and 2006, respectively.

21. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and
-----------------------------------------------------------------------------
Equity
------
As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 Statutory net income (loss) as reported                            $      (71,982) $       77,195  $       72,461
 Insurance reserves                                                         48,357           3,751           2,777
 Deferred policy acquisition costs                                         (21,574)         (4,196)         15,657
 Deferred income taxes and other tax reclassifications                      15,090              (7)         (5,266)
 Statutory investment reserves                                              (5,781)           (463)           (437)
 Goodwill amortization                                                       1,079           1,080           1,079
 Income related to investments                                             (38,287)          6,098           1,587
 Earnings of subsidiaries                                                      (36)          4,887           2,561
 Other                                                                         363            (867)         (1,131)
 -------------------------------------------------------------------------------------------------------------------
 GAAP net income (loss)                                             $      (72,771) $       87,478  $       89,288
 ===================================================================================================================

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 Statutory surplus as reported                                      $      710,625  $      878,120  $      826,051
 Insurance reserves                                                        (56,443)       (104,391)       (110,975)
 Deferred policy acquisition costs                                         251,153         262,741         272,602
 Deferred income taxes                                                     (30,828)        (58,652)        (62,809)
 Valuation of investments                                                 (120,854)         (5,545)        (13,420)
 Statutory investment reserves                                               1,537          70,926          65,242
 Goodwill                                                                   (3,508)         (4,587)         (5,667)
 Subsidiary equity                                                          13,127          13,065             974
 Statutory non-admitted assets                                             104,122          55,027          48,266
 Post retirement and pension benefit obligations                           (38,544)        (21,490)              -
 Other                                                                      (2,226)         (6,427)         (5,046)
 -------------------------------------------------------------------------------------------------------------------
 GAAP equity                                                        $      828,161  $    1,078,787  $    1,015,218
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

22.  Correction of Errors
-------------------------
Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

23.  Subsequent Event
---------------------
At the February 2009 Board of Directors meetings, the Company's Board, along with the respective Boards of UNIFI, AHC, and UCL, approved a repositioning between the Company and UCL whereby AHC will transfer the stock of UCL to the Company effective upon the approval of the Department and the Insurance Department of the State of Ohio. In a concurrent event, UCL will request approval to redomesticate from the State of Ohio to the State of Nebraska. After the repositioning, UCL will become a wholly owned subsidiary of the Company and the Company will contribute up to $100 million to UCL as additional paid-in capital to UCL.

PART C
                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

          a)  Financial Statements:

     The financial statements of the subaccounts of Ameritas Variable Separate Account VA-2 and Ameritas Life Insurance Corp. are in Part B. They include:

     Subaccounts of Ameritas Variable Separate Account VA-2:
          Report of Deloitte & Touche LLP, independent registered public accounting firm.
          Statements of Net Assets as of December 31, 2008.
          Statements of Operations for the period ended December 31, 2008. Statements of Changes in Net Assets for the periods ended December 31, 2008 and 2007.
          Notes to Financial Statements for the periods ended December 31, 2008 and 2007.

     Ameritas Life Insurance Corp.:
          Report of Deloitte & Touche LLP, independent auditors.
          Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2008 and 2007.
          Statutory Statements of Operations for each of the three years in the period ended December 31, 2008.
          Statutory Statements of Changes in Capital and Surplus for each of the three years in the period ended December 31, 2008.
          Statutory Statements of Cash Flows for each of the three years in the period ended December 31, 2008.
          Notes to the Statutory Financial Statements for the years ended December 31, 2008, 2007 and 2006.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

     There are no financial statements included in Part A or Part C.

          b)  Exhibits

     Exhibit
     Number    Description of Exhibit
     -------   ----------------------
     (1)(a)    Resolution of Board of Directors of Ameritas Variable Life
               Insurance Company Establishing Ameritas Variable Separate Account
               VA-2 (formerly known as Ameritas Variable Life Insurance Company
               Separate Account VA-2). (1)
     (1)(b)    Resolutions of Board of Directors of Ameritas Life Insurance
               Corp. authorizing the transfer of Ameritas Variable Life
               Insurance Company Separate Account V, Ameritas Variable Life
               Insurance Company Separate Account VA-2, Ameritas Variable
               Separate Account VL, and Ameritas Variable Separate Account VA to
               Ameritas Life Insurance Corp. (2)
     (2)       Custody Agreements. Not applicable.
     (3)(a)    Principal Underwriting Agreement.  (3)
     (3)(b)    Selling Agreement.  (4)
     (4)       Form of Variable Annuity Contract and Riders.  (5)
     (5)       Form of Application for Variable Annuity Contract.  (6)
     (6)(a)    Certificate of Incorporation of Ameritas Life Insurance Corp. (7)
     (6)(b)    Bylaws of Ameritas Life Insurance Corp.  (8)
     (7)       Reinsurance Agreement. (9)
     (8)       Participation Agreements:
                    (a)  AIM Variable Insurance Funds. (10)
                    (b)  The Alger American Fund. (11)
                    (c)  American Century Investments. (10)
                    (d)  Calvert Variable Series, Inc. (10)
                    (e)  Dreyfus Investment Portfolios. (12)
                    (f)  DWS Variable Series I and II. (12)
                    (g)  Fidelity Variable Insurance Products Funds. (11)
                    (h)  MFS Variable Insurance Trust. (13)
                    (i)  Neuberger Berman Advisers Management Trust. (7)
                    (j)  Summit Mutual Funds, Inc. (10)
                    (k)  T. Rowe Price Equity Series, Inc. (10)
                    (l)  Third Avenue Variable Series Trust. (10)
                    (m)  The Universal Institutional Funds, Inc. (13)
               General Administrative Services Agreement.  (12)
     (9)       Opinion and Consent of Counsel.
     (10)      Consents of Independent Auditors and Independent Registered
               Public Accounting Firm.
     (11)      Omitted Financial Statements. Not applicable.
     (12)      Initial Capital Agreements. Not applicable.
     (13)      Powers of Attorney. (14)

Footnotes:
----------
1 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 initial Registration Statement No. 333-36507, filed on September 26, 1997, EX-99.B1.
2 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483, filed on May 1, 2007, EX-99.A.
3 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 6 for Registration No. 333-142483, filed on September 24, 2008, EX-99.C.
4 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
5 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 Post-effective Amendment No. 1 for Registration No. 333-46675, filed on February 26, 1999, EX-99.5.
6 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 for Registration No. 33-98848, filed on February 27, 1998, EX-99.4 and 99.5.
7 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A.
8 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).
9 Incorporated by reference to Ameritas Variable Separate Account V form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-142494, filed February 27, 2008, EX-99.G, EX-24.

10 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913, filed on June 25, 2008, EX-99.H1, .H2, .H3, .H4, .H5, and .H6.
11 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8A and .A8B.
12 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration Statement No. 333-142483, filed on July 23, 2008, EX-99.H6, .H7, and .H8.
13 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A3B, .A3C, and .A3D.
14 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration Statement No. 333-142504, filed on June 30, 2009, EX-24.

Item 25.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           ------------------               --------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           Bert A. Getz                     Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           Winston J. Wade                  Director
           Steven J. Valerius               President, Individual Division
           Kurt Y. Allen                    Senior Vice President & Chief Marketing Officer, Individual & Retirement Plans
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income and Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President and Corporate Treasurer
           James M. Mikus                   Senior Vice President and Chief Investment Officer
           Kevin W. O'Toole                 Senior Vice President
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual Operations

*        Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.        Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................a federally chartered bank owned by Acacia Financial
                                                                       Corporation (85.21%) and Ameritas Life Insurance Corp.
                                                                       (14.79%)
                     Acacia Service Corp. (VA).........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                     Calvert Asset Management Company, Inc. (DE).......asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................a securities broker dealer and investment advisor owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              The Union Central Life Insurance Company (NE)............life insurance company
                  Union Central Mortgage Funding, Inc. (OH)............mortgage loan and servicing
                  PRBA, Inc. (CA)......................................holding company
                     Price, Raffel & Browne Administrators, Inc. (DE)..pension administration services
                  Summit Investment Partners, Inc. (OH)................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment advisor


Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.      Number of Contractowners

As of the close of business June 30, 2009 there were 19,684 qualified contracts and 8,398 non-qualified contracts in the Separate Account.

Item 28.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

     a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, First Ameritas Variable Annuity Separate Account, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          JoAnn M. Martin *                          Director & Chair
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Robert C. Barth*                           Director
          Kent M. Campbell**                         Director
          William W. Lester*                         Director, Vice President & Treasurer
          Billie B. Beavers***                       Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Bruce D. Lefler***                         Senior Vice President, Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant Secretary

*       Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**      Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
***     Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

     c)

                                                    Compensation on
                               Net Underwriting    Events Occasioning
          Name of Principal     Discounts and      the Deduction of a      Brokerage
           Underwriter (1)     Commissions (2)       Redemption (3)      Commissions (4)     Compensation (5)
          -----------------    ----------------    ------------------    ---------------     ----------------
          Ameritas Investment
          Corp. ("AIC")            $12,228,555              0              $41,012               $125,530

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2)= Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4)= Sales compensation received by AIC for retail sales.
          (5)= Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 31.  Management Services

     There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 32.  Undertakings

     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Variable Separate Account VA-2, certifies that this Post Effective Amendment No. 2 to Registration Statement Number 333-142504 meets all the requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 31st day of August, 2009.

                             AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                               By:    JoAnn M. Martin *
                                                   ----------------------
                                                     Chair of the Board


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on August 31, 2009.

           SIGNATURE                                       TITLE
     ----------------------                               -------
     JoAnn M. Martin *                  Director, Chair, President & Chief Executive Officer
     James P. Abel *                    Director
     Bert A. Getz *                     Director
     Tonn M. Ostergard *                Director
     Kim M. Robak **                    Director
     Paul C. Schorr, IV **              Director
     Winston J. Wade *                  Director
     Steven J. Valerius **              President, Individual Division
     Robert C. Barth *                  Senior Vice President & Chief Financial Officer
     Jan M. Connolly***                 Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President and Corporate Treasurer

     /S/ Robert G. Lange                Vice President, General Counsel & Assistant Secretary
     -------------------
     Robert G. Lange

* Signed by Robert G. Lange under Powers of Attorney executed effective as of May 7, 2007.
** Signed by Robert G. Lange under Power of Attorney executed effective June 15, 2009.
*** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index
                                  -------------
Exhibit
-------

         9        Opinion and Consent of Counsel

        10 Consents of Independent Auditors and Independent Registered Public Accounting Firm